Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO VARIABLE INSURANCE TRUST
Entity Central Index Key	0001047304
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000026478
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$51	0.51%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in emerging markets ("EM") equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in U.S. small equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in select liquid alternatives, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in EM local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,058	$10,186	$10,249	$9,980
2/28/2015	$10,203	$10,126	$10,160	$10,045
3/31/2015	$10,010	$10,184	$10,120	$10,111
4/30/2015	$10,290	$10,127	$10,208	$10,163
5/31/2015	$10,145	$10,085	$10,160	$10,236
6/30/2015	$9,982	$9,961	$10,106	$10,305
7/31/2015	$9,826	$10,059	$10,097	$10,363
8/31/2015	$9,407	$10,032	$10,044	$10,405
9/30/2015	$9,109	$10,092	$10,018	$10,425
10/31/2015	$9,414	$10,124	$10,021	$10,477
11/30/2015	$9,247	$10,129	$10,007	$10,532
12/31/2015	$9,101	$10,102	$9,948	$10,564
1/31/2016	$8,971	$10,249	$10,076	$10,602
2/29/2016	$8,961	$10,348	$10,160	$10,632
3/31/2016	$9,558	$10,433	$10,307	$10,707
4/30/2016	$9,849	$10,451	$10,334	$10,790
5/31/2016	$9,618	$10,495	$10,274	$10,858
6/30/2016	$9,939	$10,695	$10,442	$10,932
7/31/2016	$10,161	$10,759	$10,476	$10,971
8/31/2016	$10,201	$10,753	$10,423	$11,035
9/30/2016	$10,310	$10,752	$10,502	$11,108
10/31/2016	$10,340	$10,648	$10,490	$11,178
11/30/2016	$10,097	$10,472	$10,336	$11,236
12/31/2016	$10,278	$10,501	$10,347	$11,309
1/31/2017	$10,504	$10,462	$10,424	$11,399
2/28/2017	$10,689	$10,552	$10,450	$11,462
3/31/2017	$10,789	$10,547	$10,456	$11,504
4/30/2017	$10,830	$10,619	$10,503	$11,564
5/31/2017	$10,964	$10,681	$10,498	$11,603
6/30/2017	$10,978	$10,651	$10,415	$11,658
7/31/2017	$11,197	$10,686	$10,467	$11,709
8/31/2017	$11,332	$10,783	$10,539	$11,800
9/30/2017	$11,330	$10,733	$10,488	$11,906
10/31/2017	$11,404	$10,779	$10,505	$11,963
11/30/2017	$11,457	$10,795	$10,493	$12,042
12/31/2017	$11,670	$10,819	$10,543	$12,115
1/31/2018	$11,950	$10,742	$10,464	$12,214
2/28/2018	$11,648	$10,718	$10,416	$12,295
3/31/2018	$11,694	$10,807	$10,502	$12,347
4/30/2018	$11,694	$10,767	$10,487	$12,428
5/31/2018	$11,543	$10,807	$10,536	$12,506
6/30/2018	$11,409	$10,827	$10,566	$12,568
7/31/2018	$11,529	$10,830	$10,525	$12,629
8/31/2018	$11,366	$10,863	$10,596	$12,702
9/30/2018	$11,427	$10,822	$10,522	$12,778
10/31/2018	$11,077	$10,800	$10,441	$12,859
11/30/2018	$11,164	$10,853	$10,474	$12,902
12/31/2018	$11,039	$11,010	$10,517	$12,963
1/31/2019	$11,539	$11,127	$10,635	$13,006
2/28/2019	$11,561	$11,140	$10,645	$13,096
3/31/2019	$11,633	$11,340	$10,787	$13,197
4/30/2019	$11,689	$11,346	$10,833	$13,298
5/31/2019	$11,577	$11,510	$10,951	$13,356
6/30/2019	$11,932	$11,671	$11,060	$13,406
7/31/2019	$11,876	$11,763	$11,077	$13,491
8/31/2019	$11,730	$12,030	$11,219	$13,557
9/30/2019	$11,851	$11,974	$11,127	$13,633
10/31/2019	$12,021	$11,953	$11,158	$13,725
11/30/2019	$12,021	$11,939	$11,160	$13,817
12/31/2019	$12,352	$11,915	$11,238	$13,912
1/31/2020	$12,157	$12,130	$11,383	$13,983
2/29/2020	$11,734	$12,278	$11,482	$14,058
3/31/2020	$10,362	$12,087	$11,272	$14,058
4/30/2020	$10,918	$12,283	$11,501	$14,010
5/31/2020	$11,285	$12,318	$11,572	$14,052
6/30/2020	$11,614	$12,379	$11,696	$14,171
7/31/2020	$11,990	$12,514	$11,863	$14,303
8/31/2020	$12,085	$12,424	$12,031	$14,412
9/30/2020	$11,907	$12,469	$11,989	$14,501
10/31/2020	$11,752	$12,470	$11,939	$14,576
11/30/2020	$12,804	$12,541	$12,031	$14,670
12/31/2020	$13,342	$12,580	$12,180	$14,789
1/31/2021	$13,571	$12,512	$12,256	$14,877
2/28/2021	$13,920	$12,317	$12,168	$14,996
3/31/2021	$14,148	$12,269	$12,187	$15,129
4/30/2021	$14,521	$12,301	$12,343	$15,291
5/31/2021	$14,894	$12,328	$12,458	$15,447
6/30/2021	$15,122	$12,389	$12,468	$15,633
7/31/2021	$15,199	$12,543	$12,755	$15,770
8/31/2021	$15,302	$12,517	$12,731	$15,878
9/30/2021	$15,039	$12,399	$12,678	$16,004
10/31/2021	$15,280	$12,367	$12,781	$16,211
11/30/2021	$14,958	$12,455	$12,811	$16,410
12/31/2021	$15,507	$12,405	$12,873	$16,590
1/31/2022	$15,252	$12,210	$12,717	$16,748
2/28/2022	$15,036	$12,047	$12,840	$16,938
3/31/2022	$15,155	$11,788	$12,648	$17,179
4/30/2022	$14,605	$11,471	$12,530	$17,318
5/31/2022	$14,605	$11,455	$12,525	$17,538
6/30/2022	$13,595	$11,281	$12,215	$17,819
7/31/2022	$14,129	$11,568	$12,655	$17,891
8/31/2022	$13,839	$11,266	$12,354	$17,977
9/30/2022	$12,755	$10,905	$11,735	$18,116
10/31/2022	$13,170	$10,867	$11,863	$18,279
11/30/2022	$13,893	$11,144	$12,009	$18,399
12/31/2022	$13,671	$11,013	$11,928	$18,483
1/31/2023	$14,384	$11,267	$12,087	$18,650
2/28/2023	$13,956	$11,087	$11,944	$18,795
3/31/2023	$14,082	$11,333	$12,278	$18,885
4/30/2023	$14,179	$11,391	$12,302	$19,039
5/31/2023	$13,825	$11,346	$12,163	$19,137
6/30/2023	$14,182	$11,339	$12,104	$19,255
7/31/2023	$14,503	$11,343	$12,159	$19,371
8/31/2023	$14,214	$11,329	$12,105	$19,544
9/30/2023	$13,840	$11,133	$11,982	$19,691
10/31/2023	$13,550	$11,054	$11,967	$19,786
11/30/2023	$14,179	$11,434	$12,195	$19,896
12/31/2023	$14,784	$11,800	$12,448	$20,022
1/31/2024	$14,735	$11,777	$12,494	$20,162
2/29/2024	$14,784	$11,696	$12,382	$20,330
3/31/2024	$15,054	$11,801	$12,481	$20,486
4/30/2024	$14,688	$11,611	$12,353	$20,631
5/31/2024	$15,004	$11,714	$12,524	$20,716
6/30/2024	$15,033	$11,816	$12,620	$20,790
7/31/2024	$15,405	$12,044	$12,808	$20,906
8/31/2024	$15,592	$12,176	$12,896	$21,028
9/30/2024	$15,890	$12,317	$13,062	$21,150
10/31/2024	$15,391	$12,151	$12,889	$21,285
11/30/2024	$15,752	$12,295	$12,947	$21,435
12/31/2024	$15,337	$12,201	$12,833	$21,603

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.74%	4.42%	4.37%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
Bloomberg U.S. TIPS: 1-10 Year Index	3.09%	2.69%	2.53%
Consumer Price Index + 500 Basis Points	7.90%	9.20%	8.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 196,933,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 249,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$196,933
# of Portfolio Holdings	26
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.0%
PIMCO All Asset: Multi-Real Fund	15.3%
PIMCO Low Duration Fund	11.7%
PIMCO Total Return Fund	8.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.0%
PIMCO Emerging Markets Local Currency and Bond Fund	4.0%
PIMCO High Yield Fund	3.9%
PIMCO TRENDS Managed Futures Strategy Fund	3.9%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026480
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in emerging markets ("EM") equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in U.S. small equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in select liquid alternatives, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in EM local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,048	$10,186	$10,249	$9,980
2/28/2015	$10,191	$10,126	$10,160	$10,045
3/31/2015	$9,998	$10,184	$10,120	$10,111
4/30/2015	$10,275	$10,127	$10,208	$10,163
5/31/2015	$10,132	$10,085	$10,160	$10,236
6/30/2015	$9,967	$9,961	$10,106	$10,305
7/31/2015	$9,813	$10,059	$10,097	$10,363
8/31/2015	$9,390	$10,032	$10,044	$10,405
9/30/2015	$9,092	$10,092	$10,018	$10,425
10/31/2015	$9,403	$10,124	$10,021	$10,477
11/30/2015	$9,228	$10,129	$10,007	$10,532
12/31/2015	$9,081	$10,102	$9,948	$10,564
1/31/2016	$8,963	$10,249	$10,076	$10,602
2/29/2016	$8,943	$10,348	$10,160	$10,632
3/31/2016	$9,540	$10,433	$10,307	$10,707
4/30/2016	$9,828	$10,451	$10,334	$10,790
5/31/2016	$9,600	$10,495	$10,274	$10,858
6/30/2016	$9,915	$10,695	$10,442	$10,932
7/31/2016	$10,144	$10,759	$10,476	$10,971
8/31/2016	$10,184	$10,753	$10,423	$11,035
9/30/2016	$10,288	$10,752	$10,502	$11,108
10/31/2016	$10,308	$10,648	$10,490	$11,178
11/30/2016	$10,069	$10,472	$10,336	$11,236
12/31/2016	$10,253	$10,501	$10,347	$11,309
1/31/2017	$10,476	$10,462	$10,424	$11,399
2/28/2017	$10,658	$10,552	$10,450	$11,462
3/31/2017	$10,755	$10,547	$10,456	$11,504
4/30/2017	$10,796	$10,619	$10,503	$11,564
5/31/2017	$10,928	$10,681	$10,498	$11,603
6/30/2017	$10,939	$10,651	$10,415	$11,658
7/31/2017	$11,165	$10,686	$10,467	$11,709
8/31/2017	$11,298	$10,783	$10,539	$11,800
9/30/2017	$11,293	$10,733	$10,488	$11,906
10/31/2017	$11,366	$10,779	$10,505	$11,963
11/30/2017	$11,418	$10,795	$10,493	$12,042
12/31/2017	$11,625	$10,819	$10,543	$12,115
1/31/2018	$11,900	$10,742	$10,464	$12,214
2/28/2018	$11,604	$10,718	$10,416	$12,295
3/31/2018	$11,647	$10,807	$10,502	$12,347
4/30/2018	$11,647	$10,767	$10,487	$12,428
5/31/2018	$11,498	$10,807	$10,536	$12,506
6/30/2018	$11,363	$10,827	$10,566	$12,568
7/31/2018	$11,481	$10,830	$10,525	$12,629
8/31/2018	$11,320	$10,863	$10,596	$12,702
9/30/2018	$11,377	$10,822	$10,522	$12,778
10/31/2018	$11,022	$10,800	$10,441	$12,859
11/30/2018	$11,119	$10,853	$10,474	$12,902
12/31/2018	$10,992	$11,010	$10,517	$12,963
1/31/2019	$11,484	$11,127	$10,635	$13,006
2/28/2019	$11,506	$11,140	$10,645	$13,096
3/31/2019	$11,574	$11,340	$10,787	$13,197
4/30/2019	$11,640	$11,346	$10,833	$13,298
5/31/2019	$11,519	$11,510	$10,951	$13,356
6/30/2019	$11,877	$11,671	$11,060	$13,406
7/31/2019	$11,810	$11,763	$11,077	$13,491
8/31/2019	$11,667	$12,030	$11,219	$13,557
9/30/2019	$11,783	$11,974	$11,127	$13,633
10/31/2019	$11,961	$11,953	$11,158	$13,725
11/30/2019	$11,961	$11,939	$11,160	$13,817
12/31/2019	$12,282	$11,915	$11,238	$13,912
1/31/2020	$12,091	$12,130	$11,383	$13,983
2/29/2020	$11,675	$12,278	$11,482	$14,058
3/31/2020	$10,291	$12,087	$11,272	$14,058
4/30/2020	$10,860	$12,283	$11,501	$14,010
5/31/2020	$11,218	$12,318	$11,572	$14,052
6/30/2020	$11,541	$12,379	$11,696	$14,171
7/31/2020	$11,922	$12,514	$11,863	$14,303
8/31/2020	$12,014	$12,424	$12,031	$14,412
9/30/2020	$11,826	$12,469	$11,989	$14,501
10/31/2020	$11,673	$12,470	$11,939	$14,576
11/30/2020	$12,717	$12,541	$12,031	$14,670
12/31/2020	$13,254	$12,580	$12,180	$14,789
1/31/2021	$13,478	$12,512	$12,256	$14,877
2/28/2021	$13,821	$12,317	$12,168	$14,996
3/31/2021	$14,055	$12,269	$12,187	$15,129
4/30/2021	$14,420	$12,301	$12,343	$15,291
5/31/2021	$14,798	$12,328	$12,458	$15,447
6/30/2021	$15,018	$12,389	$12,468	$15,633
7/31/2021	$15,094	$12,543	$12,755	$15,770
8/31/2021	$15,194	$12,517	$12,731	$15,878
9/30/2021	$14,925	$12,399	$12,678	$16,004
10/31/2021	$15,174	$12,367	$12,781	$16,211
11/30/2021	$14,846	$12,455	$12,811	$16,410
12/31/2021	$15,380	$12,405	$12,873	$16,590
1/31/2022	$15,142	$12,210	$12,717	$16,748
2/28/2022	$14,918	$12,047	$12,840	$16,938
3/31/2022	$15,032	$11,788	$12,648	$17,179
4/30/2022	$14,480	$11,471	$12,530	$17,318
5/31/2022	$14,480	$11,455	$12,525	$17,538
6/30/2022	$13,488	$11,281	$12,215	$17,819
7/31/2022	$14,010	$11,568	$12,655	$17,891
8/31/2022	$13,726	$11,266	$12,354	$17,977
9/30/2022	$12,649	$10,905	$11,735	$18,116
10/31/2022	$13,054	$10,867	$11,863	$18,279
11/30/2022	$13,775	$11,144	$12,009	$18,399
12/31/2022	$13,554	$11,013	$11,928	$18,483
1/31/2023	$14,266	$11,267	$12,087	$18,650
2/28/2023	$13,833	$11,087	$11,944	$18,795
3/31/2023	$13,953	$11,333	$12,278	$18,885
4/30/2023	$14,047	$11,391	$12,302	$19,039
5/31/2023	$13,703	$11,346	$12,163	$19,137
6/30/2023	$14,046	$11,339	$12,104	$19,255
7/31/2023	$14,376	$11,343	$12,159	$19,371
8/31/2023	$14,078	$11,329	$12,105	$19,544
9/30/2023	$13,710	$11,133	$11,982	$19,691
10/31/2023	$13,411	$11,054	$11,967	$19,786
11/30/2023	$14,056	$11,434	$12,195	$19,896
12/31/2023	$14,641	$11,800	$12,448	$20,022
1/31/2024	$14,593	$11,777	$12,494	$20,162
2/29/2024	$14,641	$11,696	$12,382	$20,330
3/31/2024	$14,902	$11,801	$12,481	$20,486
4/30/2024	$14,544	$11,611	$12,353	$20,631
5/31/2024	$14,853	$11,714	$12,524	$20,716
6/30/2024	$14,893	$11,816	$12,620	$20,790
7/31/2024	$15,256	$12,044	$12,808	$20,906
8/31/2024	$15,437	$12,176	$12,896	$21,028
9/30/2024	$15,723	$12,317	$13,062	$21,150
10/31/2024	$15,238	$12,151	$12,889	$21,285
11/30/2024	$15,590	$12,295	$12,947	$21,435
12/31/2024	$15,164	$12,201	$12,833	$21,603

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	3.57%	4.31%	4.25%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
Bloomberg U.S. TIPS: 1-10 Year Index	3.09%	2.69%	2.53%
Consumer Price Index + 500 Basis Points	7.90%	9.20%	8.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 196,933,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 249,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$196,933
# of Portfolio Holdings	26
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.0%
PIMCO All Asset: Multi-Real Fund	15.3%
PIMCO Low Duration Fund	11.7%
PIMCO Total Return Fund	8.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.0%
PIMCO Emerging Markets Local Currency and Bond Fund	4.0%
PIMCO High Yield Fund	3.9%
PIMCO TRENDS Managed Futures Strategy Fund	3.9%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000030992
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in emerging markets ("EM") equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in U.S. small equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in select liquid alternatives, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in EM local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,048	$10,186	$10,249	$9,980
2/28/2015	$10,191	$10,126	$10,160	$10,045
3/31/2015	$10,003	$10,184	$10,120	$10,111
4/30/2015	$10,281	$10,127	$10,208	$10,163
5/31/2015	$10,147	$10,085	$10,160	$10,236
6/30/2015	$9,979	$9,961	$10,106	$10,305
7/31/2015	$9,835	$10,059	$10,097	$10,363
8/31/2015	$9,410	$10,032	$10,044	$10,405
9/30/2015	$9,108	$10,092	$10,018	$10,425
10/31/2015	$9,419	$10,124	$10,021	$10,477
11/30/2015	$9,254	$10,129	$10,007	$10,532
12/31/2015	$9,105	$10,102	$9,948	$10,564
1/31/2016	$8,986	$10,249	$10,076	$10,602
2/29/2016	$8,966	$10,348	$10,160	$10,632
3/31/2016	$9,569	$10,433	$10,307	$10,707
4/30/2016	$9,858	$10,451	$10,334	$10,790
5/31/2016	$9,639	$10,495	$10,274	$10,858
6/30/2016	$9,951	$10,695	$10,442	$10,932
7/31/2016	$10,181	$10,759	$10,476	$10,971
8/31/2016	$10,221	$10,753	$10,423	$11,035
9/30/2016	$10,333	$10,752	$10,502	$11,108
10/31/2016	$10,353	$10,648	$10,490	$11,178
11/30/2016	$10,112	$10,472	$10,336	$11,236
12/31/2016	$10,296	$10,501	$10,347	$11,309
1/31/2017	$10,530	$10,462	$10,424	$11,399
2/28/2017	$10,713	$10,552	$10,450	$11,462
3/31/2017	$10,815	$10,547	$10,456	$11,504
4/30/2017	$10,856	$10,619	$10,503	$11,564
5/31/2017	$10,999	$10,681	$10,498	$11,603
6/30/2017	$11,007	$10,651	$10,415	$11,658
7/31/2017	$11,234	$10,686	$10,467	$11,709
8/31/2017	$11,369	$10,783	$10,539	$11,800
9/30/2017	$11,361	$10,733	$10,488	$11,906
10/31/2017	$11,444	$10,779	$10,505	$11,963
11/30/2017	$11,497	$10,795	$10,493	$12,042
12/31/2017	$11,713	$10,819	$10,543	$12,115
1/31/2018	$11,991	$10,742	$10,464	$12,214
2/28/2018	$11,692	$10,718	$10,416	$12,295
3/31/2018	$11,741	$10,807	$10,502	$12,347
4/30/2018	$11,741	$10,767	$10,487	$12,428
5/31/2018	$11,590	$10,807	$10,536	$12,506
6/30/2018	$11,451	$10,827	$10,566	$12,568
7/31/2018	$11,592	$10,830	$10,525	$12,629
8/31/2018	$11,419	$10,863	$10,596	$12,702
9/30/2018	$11,484	$10,822	$10,522	$12,778
10/31/2018	$11,125	$10,800	$10,441	$12,859
11/30/2018	$11,223	$10,853	$10,474	$12,902
12/31/2018	$11,104	$11,010	$10,517	$12,963
1/31/2019	$11,590	$11,127	$10,635	$13,006
2/28/2019	$11,623	$11,140	$10,645	$13,096
3/31/2019	$11,697	$11,340	$10,787	$13,197
4/30/2019	$11,764	$11,346	$10,833	$13,298
5/31/2019	$11,642	$11,510	$10,951	$13,356
6/30/2019	$11,999	$11,671	$11,060	$13,406
7/31/2019	$11,943	$11,763	$11,077	$13,491
8/31/2019	$11,798	$12,030	$11,219	$13,557
9/30/2019	$11,923	$11,974	$11,127	$13,633
10/31/2019	$12,103	$11,953	$11,158	$13,725
11/30/2019	$12,103	$11,939	$11,160	$13,817
12/31/2019	$12,427	$11,915	$11,238	$13,912
1/31/2020	$12,233	$12,130	$11,383	$13,983
2/29/2020	$11,823	$12,278	$11,482	$14,058
3/31/2020	$10,427	$12,087	$11,272	$14,058
4/30/2020	$11,004	$12,283	$11,501	$14,010
5/31/2020	$11,361	$12,318	$11,572	$14,052
6/30/2020	$11,700	$12,379	$11,696	$14,171
7/31/2020	$12,086	$12,514	$11,863	$14,303
8/31/2020	$12,180	$12,424	$12,031	$14,412
9/30/2020	$11,996	$12,469	$11,989	$14,501
10/31/2020	$11,841	$12,470	$11,939	$14,576
11/30/2020	$12,913	$12,541	$12,031	$14,670
12/31/2020	$13,442	$12,580	$12,180	$14,789
1/31/2021	$13,682	$12,512	$12,256	$14,877
2/28/2021	$14,030	$12,317	$12,168	$14,996
3/31/2021	$14,273	$12,269	$12,187	$15,129
4/30/2021	$14,656	$12,301	$12,343	$15,291
5/31/2021	$15,028	$12,328	$12,458	$15,447
6/30/2021	$15,260	$12,389	$12,468	$15,633
7/31/2021	$15,337	$12,543	$12,755	$15,770
8/31/2021	$15,439	$12,517	$12,731	$15,878
9/30/2021	$15,175	$12,399	$12,678	$16,004
10/31/2021	$15,428	$12,367	$12,781	$16,211
11/30/2021	$15,095	$12,455	$12,811	$16,410
12/31/2021	$15,648	$12,405	$12,873	$16,590
1/31/2022	$15,407	$12,210	$12,717	$16,748
2/28/2022	$15,178	$12,047	$12,840	$16,938
3/31/2022	$15,301	$11,788	$12,648	$17,179
4/30/2022	$14,753	$11,471	$12,530	$17,318
5/31/2022	$14,753	$11,455	$12,525	$17,538
6/30/2022	$13,738	$11,281	$12,215	$17,819
7/31/2022	$14,285	$11,568	$12,655	$17,891
8/31/2022	$13,981	$11,266	$12,354	$17,977
9/30/2022	$12,891	$10,905	$11,735	$18,116
10/31/2022	$13,320	$10,867	$11,863	$18,279
11/30/2022	$14,039	$11,144	$12,009	$18,399
12/31/2022	$13,824	$11,013	$11,928	$18,483
1/31/2023	$14,550	$11,267	$12,087	$18,650
2/28/2023	$14,108	$11,087	$11,944	$18,795
3/31/2023	$14,237	$11,333	$12,278	$18,885
4/30/2023	$14,349	$11,391	$12,302	$19,039
5/31/2023	$13,997	$11,346	$12,163	$19,137
6/30/2023	$14,357	$11,339	$12,104	$19,255
7/31/2023	$14,678	$11,343	$12,159	$19,371
8/31/2023	$14,389	$11,329	$12,105	$19,544
9/30/2023	$14,023	$11,133	$11,982	$19,691
10/31/2023	$13,717	$11,054	$11,967	$19,786
11/30/2023	$14,361	$11,434	$12,195	$19,896
12/31/2023	$14,969	$11,800	$12,448	$20,022
1/31/2024	$14,936	$11,777	$12,494	$20,162
2/29/2024	$14,985	$11,696	$12,382	$20,330
3/31/2024	$15,243	$11,801	$12,481	$20,486
4/30/2024	$14,877	$11,611	$12,353	$20,631
5/31/2024	$15,209	$11,714	$12,524	$20,716
6/30/2024	$15,243	$11,816	$12,620	$20,790
7/31/2024	$15,615	$12,044	$12,808	$20,906
8/31/2024	$15,817	$12,176	$12,896	$21,028
9/30/2024	$16,120	$12,317	$13,062	$21,150
10/31/2024	$15,607	$12,151	$12,889	$21,285
11/30/2024	$15,983	$12,295	$12,947	$21,435
12/31/2024	$15,560	$12,201	$12,833	$21,603

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.95%	4.60%	4.52%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
Bloomberg U.S. TIPS: 1-10 Year Index	3.09%	2.69%	2.53%
Consumer Price Index + 500 Basis Points	7.90%	9.20%	8.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 196,933,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 249,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$196,933
# of Portfolio Holdings	26
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.0%
PIMCO All Asset: Multi-Real Fund	15.3%
PIMCO Low Duration Fund	11.7%
PIMCO Total Return Fund	8.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.0%
PIMCO Emerging Markets Local Currency and Bond Fund	4.0%
PIMCO High Yield Fund	3.9%
PIMCO TRENDS Managed Futures Strategy Fund	3.9%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026479
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in emerging markets ("EM") equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in U.S. small equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in select liquid alternatives, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in EM local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class M	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,047	$10,186	$10,249	$9,980
2/28/2015	$10,190	$10,126	$10,160	$10,045
3/31/2015	$10,004	$10,184	$10,120	$10,111
4/30/2015	$10,270	$10,127	$10,208	$10,163
5/31/2015	$10,128	$10,085	$10,160	$10,236
6/30/2015	$9,959	$9,961	$10,106	$10,305
7/31/2015	$9,805	$10,059	$10,097	$10,363
8/31/2015	$9,385	$10,032	$10,044	$10,405
9/30/2015	$9,084	$10,092	$10,018	$10,425
10/31/2015	$9,393	$10,124	$10,021	$10,477
11/30/2015	$9,219	$10,129	$10,007	$10,532
12/31/2015	$9,068	$10,102	$9,948	$10,564
1/31/2016	$8,941	$10,249	$10,076	$10,602
2/29/2016	$8,931	$10,348	$10,160	$10,632
3/31/2016	$9,521	$10,433	$10,307	$10,707
4/30/2016	$9,806	$10,451	$10,334	$10,790
5/31/2016	$9,580	$10,495	$10,274	$10,858
6/30/2016	$9,896	$10,695	$10,442	$10,932
7/31/2016	$10,113	$10,759	$10,476	$10,971
8/31/2016	$10,152	$10,753	$10,423	$11,035
9/30/2016	$10,251	$10,752	$10,502	$11,108
10/31/2016	$10,280	$10,648	$10,490	$11,178
11/30/2016	$10,033	$10,472	$10,336	$11,236
12/31/2016	$10,210	$10,501	$10,347	$11,309
1/31/2017	$10,441	$10,462	$10,424	$11,399
2/28/2017	$10,621	$10,552	$10,450	$11,462
3/31/2017	$10,713	$10,547	$10,456	$11,504
4/30/2017	$10,753	$10,619	$10,503	$11,564
5/31/2017	$10,884	$10,681	$10,498	$11,603
6/30/2017	$10,889	$10,651	$10,415	$11,658
7/31/2017	$11,113	$10,686	$10,467	$11,709
8/31/2017	$11,245	$10,783	$10,539	$11,800
9/30/2017	$11,235	$10,733	$10,488	$11,906
10/31/2017	$11,307	$10,779	$10,505	$11,963
11/30/2017	$11,358	$10,795	$10,493	$12,042
12/31/2017	$11,556	$10,819	$10,543	$12,115
1/31/2018	$11,828	$10,742	$10,464	$12,214
2/28/2018	$11,535	$10,718	$10,416	$12,295
3/31/2018	$11,574	$10,807	$10,502	$12,347
4/30/2018	$11,574	$10,767	$10,487	$12,428
5/31/2018	$11,416	$10,807	$10,536	$12,506
6/30/2018	$11,278	$10,827	$10,566	$12,568
7/31/2018	$11,405	$10,830	$10,525	$12,629
8/31/2018	$11,235	$10,863	$10,596	$12,702
9/30/2018	$11,297	$10,822	$10,522	$12,778
10/31/2018	$10,946	$10,800	$10,441	$12,859
11/30/2018	$11,031	$10,853	$10,474	$12,902
12/31/2018	$10,910	$11,010	$10,517	$12,963
1/31/2019	$11,395	$11,127	$10,635	$13,006
2/28/2019	$11,416	$11,140	$10,645	$13,096
3/31/2019	$11,480	$11,340	$10,787	$13,197
4/30/2019	$11,545	$11,346	$10,833	$13,298
5/31/2019	$11,415	$11,510	$10,951	$13,356
6/30/2019	$11,772	$11,671	$11,060	$13,406
7/31/2019	$11,706	$11,763	$11,077	$13,491
8/31/2019	$11,554	$12,030	$11,219	$13,557
9/30/2019	$11,673	$11,974	$11,127	$13,633
10/31/2019	$11,849	$11,953	$11,158	$13,725
11/30/2019	$11,838	$11,939	$11,160	$13,817
12/31/2019	$12,158	$11,915	$11,238	$13,912
1/31/2020	$11,970	$12,130	$11,383	$13,983
2/29/2020	$11,550	$12,278	$11,482	$14,058
3/31/2020	$10,196	$12,087	$11,272	$14,058
4/30/2020	$10,744	$12,283	$11,501	$14,010
5/31/2020	$11,102	$12,318	$11,572	$14,052
6/30/2020	$11,420	$12,379	$11,696	$14,171
7/31/2020	$11,794	$12,514	$11,863	$14,303
8/31/2020	$11,885	$12,424	$12,031	$14,412
9/30/2020	$11,692	$12,469	$11,989	$14,501
10/31/2020	$11,543	$12,470	$11,939	$14,576
11/30/2020	$12,579	$12,541	$12,031	$14,670
12/31/2020	$13,099	$12,580	$12,180	$14,789
1/31/2021	$13,319	$12,512	$12,256	$14,877
2/28/2021	$13,656	$12,317	$12,168	$14,996
3/31/2021	$13,881	$12,269	$12,187	$15,129
4/30/2021	$14,251	$12,301	$12,343	$15,291
5/31/2021	$14,610	$12,328	$12,458	$15,447
6/30/2021	$14,831	$12,389	$12,468	$15,633
7/31/2021	$14,892	$12,543	$12,755	$15,770
8/31/2021	$14,991	$12,517	$12,731	$15,878
9/30/2021	$14,732	$12,399	$12,678	$16,004
10/31/2021	$14,976	$12,367	$12,781	$16,211
11/30/2021	$14,642	$12,455	$12,811	$16,410
12/31/2021	$15,181	$12,405	$12,873	$16,590
1/31/2022	$14,936	$12,210	$12,717	$16,748
2/28/2022	$14,704	$12,047	$12,840	$16,938
3/31/2022	$14,824	$11,788	$12,648	$17,179
4/30/2022	$14,283	$11,471	$12,530	$17,318
5/31/2022	$14,270	$11,455	$12,525	$17,538
6/30/2022	$13,292	$11,281	$12,215	$17,819
7/31/2022	$13,817	$11,568	$12,655	$17,891
8/31/2022	$13,525	$11,266	$12,354	$17,977
9/30/2022	$12,450	$10,905	$11,735	$18,116
10/31/2022	$12,861	$10,867	$11,863	$18,279
11/30/2022	$13,565	$11,144	$12,009	$18,399
12/31/2022	$13,342	$11,013	$11,928	$18,483
1/31/2023	$14,036	$11,267	$12,087	$18,650
2/28/2023	$13,613	$11,087	$11,944	$18,795
3/31/2023	$13,740	$11,333	$12,278	$18,885
4/30/2023	$13,832	$11,391	$12,302	$19,039
5/31/2023	$13,481	$11,346	$12,163	$19,137
6/30/2023	$13,824	$11,339	$12,104	$19,255
7/31/2023	$14,130	$11,343	$12,159	$19,371
8/31/2023	$13,839	$11,329	$12,105	$19,544
9/30/2023	$13,488	$11,133	$11,982	$19,691
10/31/2023	$13,182	$11,054	$11,967	$19,786
11/30/2023	$13,810	$11,434	$12,195	$19,896
12/31/2023	$14,386	$11,800	$12,448	$20,022
1/31/2024	$14,339	$11,777	$12,494	$20,162
2/29/2024	$14,386	$11,696	$12,382	$20,330
3/31/2024	$14,633	$11,801	$12,481	$20,486
4/30/2024	$14,270	$11,611	$12,353	$20,631
5/31/2024	$14,586	$11,714	$12,524	$20,716
6/30/2024	$14,617	$11,816	$12,620	$20,790
7/31/2024	$14,970	$12,044	$12,808	$20,906
8/31/2024	$15,146	$12,176	$12,896	$21,028
9/30/2024	$15,433	$12,317	$13,062	$21,150
10/31/2024	$14,945	$12,151	$12,889	$21,285
11/30/2024	$15,286	$12,295	$12,947	$21,435
12/31/2024	$14,865	$12,201	$12,833	$21,603

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class M	3.33%	4.10%	4.04%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
Bloomberg U.S. TIPS: 1-10 Year Index	3.09%	2.69%	2.53%
Consumer Price Index + 500 Basis Points	7.90%	9.20%	8.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 196,933,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 249,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$196,933
# of Portfolio Holdings	26
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.0%
PIMCO All Asset: Multi-Real Fund	15.3%
PIMCO Low Duration Fund	11.7%
PIMCO Total Return Fund	8.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.0%
PIMCO Emerging Markets Local Currency and Bond Fund	4.0%
PIMCO High Yield Fund	3.9%
PIMCO TRENDS Managed Futures Strategy Fund	3.9%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000110708
Shareholder Report [Line Items]
Fund Name	PIMCO Balanced Allocation Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns.

• Long exposure to Japanese equities contributed to performance, as Japanese equities had positive returns.

• Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.S.

   yield curve.

• Long exposure to the Japanese yen ("JPY") detracted from performance, as the JPY depreciated against the U.S. dollar ("USD").

• Long exposure to the euro ("EUR") detracted from performance, as the EUR depreciated against the USD.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	MSCI World Index	Bloomberg U.S. Aggregate Index	35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,106	$9,819	$10,210	$9,991
2/28/2015	$10,486	$10,394	$10,114	$10,304
3/31/2015	$10,412	$10,231	$10,161	$10,227
4/30/2015	$10,602	$10,471	$10,124	$10,351
5/31/2015	$10,591	$10,507	$10,100	$10,374
6/30/2015	$10,391	$10,263	$9,990	$10,185
7/31/2015	$10,475	$10,447	$10,059	$10,341
8/31/2015	$9,926	$9,756	$10,045	$9,927
9/30/2015	$9,662	$9,396	$10,113	$9,741
10/31/2015	$10,084	$10,141	$10,114	$10,220
11/30/2015	$10,042	$10,090	$10,088	$10,180
12/31/2015	$9,894	$9,913	$10,055	$10,076
1/31/2016	$9,402	$9,320	$10,193	$9,775
2/29/2016	$9,209	$9,250	$10,266	$9,753
3/31/2016	$9,691	$9,878	$10,360	$10,179
4/30/2016	$9,841	$10,035	$10,400	$10,282
5/31/2016	$9,883	$10,091	$10,402	$10,325
6/30/2016	$9,808	$9,978	$10,589	$10,321
7/31/2016	$10,142	$10,399	$10,656	$10,612
8/31/2016	$10,164	$10,408	$10,644	$10,614
9/30/2016	$10,196	$10,463	$10,638	$10,645
10/31/2016	$10,056	$10,261	$10,556	$10,490
11/30/2016	$10,034	$10,408	$10,307	$10,474
12/31/2016	$10,185	$10,657	$10,321	$10,642
1/31/2017	$10,336	$10,915	$10,341	$10,798
2/28/2017	$10,541	$11,217	$10,411	$11,016
3/31/2017	$10,619	$11,337	$10,405	$11,094
4/30/2017	$10,760	$11,505	$10,486	$11,239
5/31/2017	$10,932	$11,748	$10,567	$11,432
6/30/2017	$10,954	$11,793	$10,556	$11,447
7/31/2017	$11,127	$12,076	$10,601	$11,632
8/31/2017	$11,170	$12,093	$10,696	$11,685
9/30/2017	$11,301	$12,364	$10,645	$11,820
10/31/2017	$11,431	$12,598	$10,652	$11,964
11/30/2017	$11,561	$12,871	$10,638	$12,117
12/31/2017	$11,660	$13,045	$10,687	$12,235
1/31/2018	$11,975	$13,733	$10,564	$12,578
2/28/2018	$11,627	$13,164	$10,464	$12,226
3/31/2018	$11,526	$12,878	$10,531	$12,093
4/30/2018	$11,537	$13,026	$10,452	$12,143
5/31/2018	$11,602	$13,107	$10,527	$12,211
6/30/2018	$11,582	$13,101	$10,514	$12,194
7/31/2018	$11,812	$13,510	$10,516	$12,429
8/31/2018	$11,899	$13,677	$10,584	$12,543
9/30/2018	$11,913	$13,753	$10,516	$12,563
10/31/2018	$11,344	$12,744	$10,433	$11,973
11/30/2018	$11,453	$12,888	$10,495	$12,083
12/31/2018	$11,008	$11,908	$10,688	$11,643
1/31/2019	$11,563	$12,835	$10,801	$12,211
2/28/2019	$11,764	$13,221	$10,795	$12,423
3/31/2019	$11,942	$13,394	$11,003	$12,622
4/30/2019	$12,208	$13,869	$11,005	$12,891
5/31/2019	$11,854	$13,069	$11,201	$12,541
6/30/2019	$12,355	$13,930	$11,341	$13,100
7/31/2019	$12,381	$13,999	$11,366	$13,135
8/31/2019	$12,330	$13,713	$11,661	$13,114
9/30/2019	$12,482	$14,005	$11,599	$13,266
10/31/2019	$12,687	$14,361	$11,634	$13,501
11/30/2019	$12,879	$14,761	$11,628	$13,708
12/31/2019	$13,100	$15,203	$11,620	$13,960
1/31/2020	$13,113	$15,111	$11,843	$13,993
2/29/2020	$12,534	$13,834	$12,056	$13,374
3/31/2020	$11,423	$12,003	$11,985	$12,318
4/30/2020	$12,186	$13,314	$12,198	$13,158
5/31/2020	$12,587	$13,957	$12,255	$13,545
6/30/2020	$12,837	$14,326	$12,332	$13,789
7/31/2020	$13,217	$15,012	$12,517	$14,223
8/31/2020	$13,696	$16,015	$12,416	$14,718
9/30/2020	$13,436	$15,462	$12,409	$14,424
10/31/2020	$13,154	$14,988	$12,353	$14,120
11/30/2020	$14,183	$16,904	$12,475	$15,263
12/31/2020	$14,557	$17,621	$12,492	$15,654
1/31/2021	$14,430	$17,446	$12,402	$15,512
2/28/2021	$14,571	$17,893	$12,223	$15,660
3/31/2021	$14,802	$18,488	$12,071	$15,911
4/30/2021	$15,225	$19,349	$12,166	$16,379
5/31/2021	$15,409	$19,627	$12,206	$16,573
6/30/2021	$15,527	$19,920	$12,291	$16,709
7/31/2021	$15,743	$20,277	$12,429	$16,954
8/31/2021	$15,960	$20,781	$12,405	$17,196
9/30/2021	$15,498	$19,919	$12,298	$16,732
10/31/2021	$15,963	$21,047	$12,294	$17,243
11/30/2021	$15,761	$20,586	$12,331	$17,021
12/31/2021	$16,152	$21,465	$12,299	$17,489
1/31/2022	$15,564	$20,330	$12,034	$16,810
2/28/2022	$15,176	$19,816	$11,900	$16,485
3/31/2022	$15,211	$20,359	$11,569	$16,542
4/30/2022	$14,234	$18,668	$11,130	$15,519
5/31/2022	$14,327	$18,682	$11,202	$15,598
6/30/2022	$13,481	$17,064	$11,026	$14,687
7/31/2022	$14,221	$18,419	$11,296	$15,488
8/31/2022	$13,618	$17,649	$10,977	$14,908
9/30/2022	$12,607	$16,008	$10,502	$13,821
10/31/2022	$13,090	$17,158	$10,366	$14,327
11/30/2022	$13,935	$18,351	$10,748	$15,221
12/31/2022	$13,548	$17,571	$10,699	$14,890
1/31/2023	$14,329	$18,815	$11,028	$15,702
2/28/2023	$13,964	$18,362	$10,743	$15,324
3/31/2023	$14,337	$18,930	$11,016	$15,771
4/30/2023	$14,529	$19,261	$11,083	$16,007
5/31/2023	$14,354	$19,069	$10,962	$15,792
6/30/2023	$14,826	$20,222	$10,923	$16,314
7/31/2023	$15,088	$20,902	$10,915	$16,625
8/31/2023	$14,808	$20,403	$10,846	$16,331
9/30/2023	$14,266	$19,522	$10,570	$15,753
10/31/2023	$13,930	$18,956	$10,403	$15,378
11/30/2023	$14,920	$20,733	$10,874	$16,505
12/31/2023	$15,593	$21,751	$11,291	$17,239
1/31/2024	$15,646	$22,012	$11,260	$17,347
2/29/2024	$15,949	$22,945	$11,101	$17,652
3/31/2024	$16,327	$23,683	$11,203	$18,061
4/30/2024	$15,767	$22,803	$10,920	$17,505
5/31/2024	$16,345	$23,821	$11,105	$18,097
6/30/2024	$16,533	$24,306	$11,210	$18,320
7/31/2024	$16,863	$24,734	$11,472	$18,703
8/31/2024	$17,228	$25,388	$11,637	$19,122
9/30/2024	$17,466	$25,853	$11,793	$19,411
10/31/2024	$16,986	$25,340	$11,500	$18,893
11/30/2024	$17,411	$26,503	$11,622	$19,334
12/31/2024	$16,988	$25,812	$11,432	$18,936

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	8.95%	5.34%	5.44%
MSCI World Index	18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index	9.84%	6.29%	6.59%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 149,685,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 981,000
InvestmentCompanyPortfolioTurnover	198.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$149,685
# of Portfolio Holdings	124
Portfolio Turnover Rate	198%
Total Net Advisory Fees Paid During the Reporting Period	$981
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Exchange-Traded Funds	34.9%
U.S. Government Agencies	14.6%
U.S. Treasury Obligations	10.4%
Corporate Bonds & Notes	4.0%
Asset-Backed Securities	1.8%
Non-Agency Mortgage-Backed Securities	0.3%
Sovereign Issues	0.2%
Short-Term Instruments	8.3%
Affiliated Investments	28.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026493
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategy Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$233	2.28%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies within the agriculture and energy sectors, including underweight exposure to corn and natural gas, contributed to relative performance, as corn and natural gas posted negative returns.

• Duration strategies in Europe, including exposure to eurozone interest rate swap spreads, contributed to relative performance, as eurozone swaps spreads tightened.

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance, as U.S. BEI rose.

• The structural allocation to short-term U.S. Treasury Inflation-Protected Securities ("TIPS”), detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index, underperformed 3-month Treasury Bills.

• Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,815	$9,700	$9,666
2/28/2015	$10,082	$10,257	$9,915
3/31/2015	$9,483	$10,095	$9,406
4/30/2015	$10,064	$10,192	$9,945
5/31/2015	$9,763	$10,323	$9,677
6/30/2015	$9,913	$10,123	$9,844
7/31/2015	$8,860	$10,335	$8,799
8/31/2015	$8,677	$9,712	$8,718
9/30/2015	$8,311	$9,471	$8,420
10/31/2015	$8,322	$10,270	$8,382
11/30/2015	$7,698	$10,301	$7,774
12/31/2015	$7,430	$10,138	$7,534
1/31/2016	$7,311	$9,635	$7,408
2/29/2016	$7,171	$9,622	$7,287
3/31/2016	$7,578	$10,275	$7,566
4/30/2016	$8,246	$10,315	$8,210
5/31/2016	$8,203	$10,500	$8,194
6/30/2016	$8,616	$10,527	$8,533
7/31/2016	$8,184	$10,915	$8,096
8/31/2016	$8,022	$10,931	$7,954
9/30/2016	$8,348	$10,933	$8,203
10/31/2016	$8,305	$10,733	$8,163
11/30/2016	$8,392	$11,131	$8,272
12/31/2016	$8,555	$11,351	$8,421
1/31/2017	$8,610	$11,566	$8,432
2/28/2017	$8,632	$12,025	$8,450
3/31/2017	$8,400	$12,039	$8,225
4/30/2017	$8,275	$12,163	$8,101
5/31/2017	$8,140	$12,334	$7,993
6/30/2017	$8,074	$12,411	$7,978
7/31/2017	$8,286	$12,666	$8,159
8/31/2017	$8,345	$12,705	$8,191
9/30/2017	$8,325	$12,967	$8,179
10/31/2017	$8,532	$13,270	$8,355
11/30/2017	$8,471	$13,677	$8,316
12/31/2017	$8,740	$13,829	$8,564
1/31/2018	$8,898	$14,621	$8,734
2/28/2018	$8,715	$14,082	$8,583
3/31/2018	$8,701	$13,724	$8,530
4/30/2018	$8,897	$13,777	$8,750
5/31/2018	$9,020	$14,108	$8,874
6/30/2018	$8,718	$14,195	$8,564
7/31/2018	$8,508	$14,724	$8,381
8/31/2018	$8,371	$15,203	$8,233
9/30/2018	$8,519	$15,290	$8,391
10/31/2018	$8,220	$14,245	$8,210
11/30/2018	$8,059	$14,535	$8,163
12/31/2018	$7,505	$13,223	$7,601
1/31/2019	$8,003	$14,282	$8,015
2/28/2019	$8,140	$14,741	$8,096
3/31/2019	$8,176	$15,027	$8,082
4/30/2019	$8,188	$15,636	$8,048
5/31/2019	$7,887	$14,642	$7,777
6/30/2019	$8,126	$15,674	$7,986
7/31/2019	$8,074	$15,899	$7,932
8/31/2019	$7,869	$15,648	$7,748
9/30/2019	$7,917	$15,940	$7,839
10/31/2019	$8,098	$16,286	$7,998
11/30/2019	$7,891	$16,877	$7,793
12/31/2019	$8,362	$17,386	$8,186
1/31/2020	$7,762	$17,379	$7,584
2/29/2020	$7,358	$15,949	$7,201
3/31/2020	$6,098	$13,979	$6,279
4/30/2020	$6,152	$15,771	$6,182
5/31/2020	$6,526	$16,522	$6,451
6/30/2020	$6,757	$16,850	$6,598
7/31/2020	$7,233	$17,801	$6,974
8/31/2020	$7,820	$19,080	$7,446
9/30/2020	$7,527	$18,355	$7,197
10/31/2020	$7,610	$17,867	$7,298
11/30/2020	$7,960	$19,823	$7,554
12/31/2020	$8,475	$20,585	$7,930
1/31/2021	$8,770	$20,377	$8,138
2/28/2021	$9,344	$20,939	$8,665
3/31/2021	$9,205	$21,856	$8,479
4/30/2021	$10,034	$23,022	$9,182
5/31/2021	$10,413	$23,183	$9,432
6/30/2021	$10,579	$23,724	$9,607
7/31/2021	$10,891	$24,288	$9,784
8/31/2021	$10,863	$25,026	$9,755
9/30/2021	$11,357	$23,863	$10,240
10/31/2021	$11,676	$25,534	$10,505
11/30/2021	$10,819	$25,357	$9,737
12/31/2021	$11,301	$26,494	$10,080
1/31/2022	$12,148	$25,123	$10,965
2/28/2022	$13,024	$24,371	$11,648
3/31/2022	$14,050	$25,276	$12,655
4/30/2022	$14,622	$23,071	$13,179
5/31/2022	$14,892	$23,114	$13,380
6/30/2022	$13,006	$21,206	$11,938
7/31/2022	$13,823	$23,161	$12,447
8/31/2022	$13,516	$22,217	$12,458
9/30/2022	$11,904	$20,170	$11,448
10/31/2022	$12,289	$21,804	$11,676
11/30/2022	$12,621	$23,022	$11,996
12/31/2022	$12,275	$21,696	$11,702
1/31/2023	$12,275	$23,059	$11,645
2/28/2023	$11,634	$22,496	$11,098
3/31/2023	$11,745	$23,322	$11,075
4/30/2023	$11,649	$23,686	$10,991
5/31/2023	$10,838	$23,789	$10,372
6/30/2023	$11,202	$25,361	$10,791
7/31/2023	$11,959	$26,176	$11,466
8/31/2023	$11,833	$25,759	$11,378
9/30/2023	$11,686	$24,531	$11,299
10/31/2023	$11,686	$24,015	$11,329
11/30/2023	$11,539	$26,208	$11,074
12/31/2023	$11,311	$27,399	$10,776
1/31/2024	$11,395	$27,859	$10,819
2/29/2024	$11,163	$29,347	$10,660
3/31/2024	$11,569	$30,291	$11,013
4/30/2024	$11,760	$29,054	$11,309
5/31/2024	$12,014	$30,494	$11,507
6/30/2024	$11,845	$31,589	$11,330
7/31/2024	$11,461	$31,973	$10,873
8/31/2024	$11,461	$32,749	$10,878
9/30/2024	$12,054	$33,448	$11,407
10/31/2024	$11,709	$33,145	$11,196
11/30/2024	$11,752	$35,090	$11,241
12/31/2024	$11,781	$34,254	$11,356

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.16%	7.10%	1.65%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg Commodity Index Total Return	5.38%	6.77%	1.28%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 363,464,000
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 1,873,000
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$363,464
# of Portfolio Holdings	581
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$1,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	97.1%
U.S. Government Agencies	13.7%
Sovereign Issues	9.2%
Asset-Backed Securities	8.1%
Non-Agency Mortgage-Backed Securities	0.7%
Other Investments	0.2%
Short-Term Instruments	39.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(69.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.80% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.80% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000030986
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategy Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$243	2.38%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies within the agriculture and energy sectors, including underweight exposure to corn and natural gas, contributed to relative performance, as corn and natural gas posted negative returns.

• Duration strategies in Europe, including exposure to eurozone interest rate swap spreads, contributed to relative performance, as eurozone swaps spreads tightened.

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance, as U.S. BEI rose.

• The structural allocation to short-term U.S. Treasury Inflation-Protected Securities ("TIPS”), detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index, underperformed 3-month Treasury Bills.

• Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,817	$9,700	$9,666
2/28/2015	$10,081	$10,257	$9,915
3/31/2015	$9,486	$10,095	$9,406
4/30/2015	$10,061	$10,192	$9,945
5/31/2015	$9,763	$10,323	$9,677
6/30/2015	$9,912	$10,123	$9,844
7/31/2015	$8,848	$10,335	$8,799
8/31/2015	$8,668	$9,712	$8,718
9/30/2015	$8,317	$9,471	$8,420
10/31/2015	$8,327	$10,270	$8,382
11/30/2015	$7,689	$10,301	$7,774
12/31/2015	$7,434	$10,138	$7,534
1/31/2016	$7,317	$9,635	$7,408
2/29/2016	$7,168	$9,622	$7,287
3/31/2016	$7,579	$10,275	$7,566
4/30/2016	$8,240	$10,315	$8,210
5/31/2016	$8,198	$10,500	$8,194
6/30/2016	$8,615	$10,527	$8,533
7/31/2016	$8,177	$10,915	$8,096
8/31/2016	$8,017	$10,931	$7,954
9/30/2016	$8,337	$10,933	$8,203
10/31/2016	$8,295	$10,733	$8,163
11/30/2016	$8,380	$11,131	$8,272
12/31/2016	$8,539	$11,351	$8,421
1/31/2017	$8,604	$11,566	$8,432
2/28/2017	$8,615	$12,025	$8,450
3/31/2017	$8,395	$12,039	$8,225
4/30/2017	$8,261	$12,163	$8,101
5/31/2017	$8,127	$12,334	$7,993
6/30/2017	$8,060	$12,411	$7,978
7/31/2017	$8,281	$12,666	$8,159
8/31/2017	$8,327	$12,705	$8,191
9/30/2017	$8,305	$12,967	$8,179
10/31/2017	$8,510	$13,270	$8,355
11/30/2017	$8,462	$13,677	$8,316
12/31/2017	$8,714	$13,829	$8,564
1/31/2018	$8,883	$14,621	$8,734
2/28/2018	$8,690	$14,082	$8,583
3/31/2018	$8,674	$13,724	$8,530
4/30/2018	$8,880	$13,777	$8,750
5/31/2018	$9,001	$14,108	$8,874
6/30/2018	$8,689	$14,195	$8,564
7/31/2018	$8,482	$14,724	$8,381
8/31/2018	$8,348	$15,203	$8,233
9/30/2018	$8,491	$15,290	$8,391
10/31/2018	$8,197	$14,245	$8,210
11/30/2018	$8,037	$14,535	$8,163
12/31/2018	$7,477	$13,223	$7,601
1/31/2019	$7,980	$14,282	$8,015
2/28/2019	$8,115	$14,741	$8,096
3/31/2019	$8,148	$15,027	$8,082
4/30/2019	$8,161	$15,636	$8,048
5/31/2019	$7,852	$14,642	$7,777
6/30/2019	$8,097	$15,674	$7,986
7/31/2019	$8,034	$15,899	$7,932
8/31/2019	$7,832	$15,648	$7,748
9/30/2019	$7,890	$15,940	$7,839
10/31/2019	$8,056	$16,286	$7,998
11/30/2019	$7,852	$16,877	$7,793
12/31/2019	$8,325	$17,386	$8,186
1/31/2020	$7,723	$17,379	$7,584
2/29/2020	$7,325	$15,949	$7,201
3/31/2020	$6,072	$13,979	$6,279
4/30/2020	$6,125	$15,771	$6,182
5/31/2020	$6,493	$16,522	$6,451
6/30/2020	$6,731	$16,850	$6,598
7/31/2020	$7,198	$17,801	$6,974
8/31/2020	$7,775	$19,080	$7,446
9/30/2020	$7,486	$18,355	$7,197
10/31/2020	$7,569	$17,867	$7,298
11/30/2020	$7,912	$19,823	$7,554
12/31/2020	$8,428	$20,585	$7,930
1/31/2021	$8,717	$20,377	$8,138
2/28/2021	$9,294	$20,939	$8,665
3/31/2021	$9,142	$21,856	$8,479
4/30/2021	$9,983	$23,022	$9,182
5/31/2021	$10,355	$23,183	$9,432
6/30/2021	$10,516	$23,724	$9,607
7/31/2021	$10,836	$24,288	$9,784
8/31/2021	$10,794	$25,026	$9,755
9/30/2021	$11,290	$23,863	$10,240
10/31/2021	$11,603	$25,534	$10,505
11/30/2021	$10,749	$25,357	$9,737
12/31/2021	$11,218	$26,494	$10,080
1/31/2022	$12,077	$25,123	$10,965
2/28/2022	$12,935	$24,371	$11,648
3/31/2022	$13,968	$25,276	$12,655
4/30/2022	$14,512	$23,071	$13,179
5/31/2022	$14,791	$23,114	$13,380
6/30/2022	$12,911	$21,206	$11,938
7/31/2022	$13,726	$23,161	$12,447
8/31/2022	$13,427	$22,217	$12,458
9/30/2022	$11,832	$20,170	$11,448
10/31/2022	$12,207	$21,804	$11,676
11/30/2022	$12,532	$23,022	$11,996
12/31/2022	$12,190	$21,696	$11,702
1/31/2023	$12,190	$23,059	$11,645
2/28/2023	$11,529	$22,496	$11,098
3/31/2023	$11,655	$23,322	$11,075
4/30/2023	$11,561	$23,686	$10,991
5/31/2023	$10,751	$23,789	$10,372
6/30/2023	$11,124	$25,361	$10,791
7/31/2023	$11,881	$26,176	$11,466
8/31/2023	$11,738	$25,759	$11,378
9/30/2023	$11,595	$24,531	$11,299
10/31/2023	$11,574	$24,015	$11,329
11/30/2023	$11,451	$26,208	$11,074
12/31/2023	$11,223	$27,399	$10,776
1/31/2024	$11,305	$27,859	$10,819
2/29/2024	$11,059	$29,347	$10,660
3/31/2024	$11,472	$30,291	$11,013
4/30/2024	$11,657	$29,054	$11,309
5/31/2024	$11,904	$30,494	$11,507
6/30/2024	$11,737	$31,589	$11,330
7/31/2024	$11,363	$31,973	$10,873
8/31/2024	$11,343	$32,749	$10,878
9/30/2024	$11,936	$33,448	$11,407
10/31/2024	$11,602	$33,145	$11,196
11/30/2024	$11,644	$35,090	$11,241
12/31/2024	$11,668	$34,254	$11,356

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	3.97%	6.98%	1.55%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg Commodity Index Total Return	5.38%	6.77%	1.28%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 363,464,000
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 1,873,000
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$363,464
# of Portfolio Holdings	581
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$1,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	97.1%
U.S. Government Agencies	13.7%
Sovereign Issues	9.2%
Asset-Backed Securities	8.1%
Non-Agency Mortgage-Backed Securities	0.7%
Other Investments	0.2%
Short-Term Instruments	39.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(69.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.80% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.80% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000030994
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategy Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$218	2.13%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies within the agriculture and energy sectors, including underweight exposure to corn and natural gas, contributed to relative performance, as corn and natural gas posted negative returns.

• Duration strategies in Europe, including exposure to eurozone interest rate swap spreads, contributed to relative performance, as eurozone swaps spreads tightened.

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance, as U.S. BEI rose.

• The structural allocation to short-term U.S. Treasury Inflation-Protected Securities ("TIPS”), detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index, underperformed 3-month Treasury Bills.

• Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,814	$9,700	$9,666
2/28/2015	$10,083	$10,257	$9,915
3/31/2015	$9,484	$10,095	$9,406
4/30/2015	$10,068	$10,192	$9,945
5/31/2015	$9,765	$10,323	$9,677
6/30/2015	$9,916	$10,123	$9,844
7/31/2015	$8,858	$10,335	$8,799
8/31/2015	$8,674	$9,712	$8,718
9/30/2015	$8,318	$9,471	$8,420
10/31/2015	$8,328	$10,270	$8,382
11/30/2015	$7,702	$10,301	$7,774
12/31/2015	$7,443	$10,138	$7,534
1/31/2016	$7,324	$9,635	$7,408
2/29/2016	$7,183	$9,622	$7,287
3/31/2016	$7,594	$10,275	$7,566
4/30/2016	$8,265	$10,315	$8,210
5/31/2016	$8,211	$10,500	$8,194
6/30/2016	$8,640	$10,527	$8,533
7/31/2016	$8,206	$10,915	$8,096
8/31/2016	$8,043	$10,931	$7,954
9/30/2016	$8,363	$10,933	$8,203
10/31/2016	$8,331	$10,733	$8,163
11/30/2016	$8,407	$11,131	$8,272
12/31/2016	$8,575	$11,351	$8,421
1/31/2017	$8,641	$11,566	$8,432
2/28/2017	$8,663	$12,025	$8,450
3/31/2017	$8,432	$12,039	$8,225
4/30/2017	$8,307	$12,163	$8,101
5/31/2017	$8,171	$12,334	$7,993
6/30/2017	$8,096	$12,411	$7,978
7/31/2017	$8,321	$12,666	$8,159
8/31/2017	$8,380	$12,705	$8,191
9/30/2017	$8,363	$12,967	$8,179
10/31/2017	$8,560	$13,270	$8,355
11/30/2017	$8,511	$13,677	$8,316
12/31/2017	$8,781	$13,829	$8,564
1/31/2018	$8,941	$14,621	$8,734
2/28/2018	$8,757	$14,082	$8,583
3/31/2018	$8,744	$13,724	$8,530
4/30/2018	$8,942	$13,777	$8,750
5/31/2018	$9,066	$14,108	$8,874
6/30/2018	$8,765	$14,195	$8,564
7/31/2018	$8,553	$14,724	$8,381
8/31/2018	$8,416	$15,203	$8,233
9/30/2018	$8,568	$15,290	$8,391
10/31/2018	$8,267	$14,245	$8,210
11/30/2018	$8,116	$14,535	$8,163
12/31/2018	$7,548	$13,223	$7,601
1/31/2019	$8,051	$14,282	$8,015
2/28/2019	$8,189	$14,741	$8,096
3/31/2019	$8,227	$15,027	$8,082
4/30/2019	$8,240	$15,636	$8,048
5/31/2019	$7,935	$14,642	$7,777
6/30/2019	$8,180	$15,674	$7,986
7/31/2019	$8,128	$15,899	$7,932
8/31/2019	$7,920	$15,648	$7,748
9/30/2019	$7,972	$15,940	$7,839
10/31/2019	$8,155	$16,286	$7,998
11/30/2019	$7,946	$16,877	$7,793
12/31/2019	$8,426	$17,386	$8,186
1/31/2020	$7,819	$17,379	$7,584
2/29/2020	$7,424	$15,949	$7,201
3/31/2020	$6,152	$13,979	$6,279
4/30/2020	$6,206	$15,771	$6,182
5/31/2020	$6,572	$16,522	$6,451
6/30/2020	$6,807	$16,850	$6,598
7/31/2020	$7,289	$17,801	$6,974
8/31/2020	$7,883	$19,080	$7,446
9/30/2020	$7,600	$18,355	$7,197
10/31/2020	$7,671	$17,867	$7,298
11/30/2020	$8,025	$19,823	$7,554
12/31/2020	$8,552	$20,585	$7,930
1/31/2021	$8,850	$20,377	$8,138
2/28/2021	$9,432	$20,939	$8,665
3/31/2021	$9,278	$21,856	$8,479
4/30/2021	$10,132	$23,022	$9,182
5/31/2021	$10,502	$23,183	$9,432
6/30/2021	$10,674	$23,724	$9,607
7/31/2021	$11,004	$24,288	$9,784
8/31/2021	$10,975	$25,026	$9,755
9/30/2021	$11,480	$23,863	$10,240
10/31/2021	$11,804	$25,534	$10,505
11/30/2021	$10,921	$25,357	$9,737
12/31/2021	$11,415	$26,494	$10,080
1/31/2022	$12,288	$25,123	$10,965
2/28/2022	$13,161	$24,371	$11,648
3/31/2022	$14,204	$25,276	$12,655
4/30/2022	$14,784	$23,071	$13,179
5/31/2022	$15,058	$23,114	$13,380
6/30/2022	$13,149	$21,206	$11,938
7/31/2022	$13,978	$23,161	$12,447
8/31/2022	$13,667	$22,217	$12,458
9/30/2022	$12,053	$20,170	$11,448
10/31/2022	$12,444	$21,804	$11,676
11/30/2022	$12,763	$23,022	$11,996
12/31/2022	$12,417	$21,696	$11,702
1/31/2023	$12,417	$23,059	$11,645
2/28/2023	$11,766	$22,496	$11,098
3/31/2023	$11,883	$23,322	$11,075
4/30/2023	$11,785	$23,686	$10,991
5/31/2023	$10,980	$23,789	$10,372
6/30/2023	$11,357	$25,361	$10,791
7/31/2023	$12,127	$26,176	$11,466
8/31/2023	$11,999	$25,759	$11,378
9/30/2023	$11,849	$24,531	$11,299
10/31/2023	$11,827	$24,015	$11,329
11/30/2023	$11,699	$26,208	$11,074
12/31/2023	$11,456	$27,399	$10,776
1/31/2024	$11,542	$27,859	$10,819
2/29/2024	$11,305	$29,347	$10,660
3/31/2024	$11,723	$30,291	$11,013
4/30/2024	$11,917	$29,054	$11,309
5/31/2024	$12,175	$30,494	$11,507
6/30/2024	$12,007	$31,589	$11,330
7/31/2024	$11,616	$31,973	$10,873
8/31/2024	$11,616	$32,749	$10,878
9/30/2024	$12,225	$33,448	$11,407
10/31/2024	$11,874	$33,145	$11,196
11/30/2024	$11,918	$35,090	$11,241
12/31/2024	$11,953	$34,254	$11,356

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.34%	7.24%	1.80%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg Commodity Index Total Return	5.38%	6.77%	1.28%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 363,464,000
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 1,873,000
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$363,464
# of Portfolio Holdings	581
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$1,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	97.1%
U.S. Government Agencies	13.7%
Sovereign Issues	9.2%
Asset-Backed Securities	8.1%
Non-Agency Mortgage-Backed Securities	0.7%
Other Investments	0.2%
Short-Term Instruments	39.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(69.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.80% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.80% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000148731
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategy Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$263	2.58%

Expenses Paid, Amount	$ 263
Expense Ratio, Percent	2.58%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies within the agriculture and energy sectors, including underweight exposure to corn and natural gas, contributed to relative performance, as corn and natural gas posted negative returns.

• Duration strategies in Europe, including exposure to eurozone interest rate swap spreads, contributed to relative performance, as eurozone swaps spreads tightened.

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance, as U.S. BEI rose.

• The structural allocation to short-term U.S. Treasury Inflation-Protected Securities ("TIPS”), detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index, underperformed 3-month Treasury Bills.

• Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class M	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,815	$9,700	$9,666
2/28/2015	$10,082	$10,257	$9,915
3/31/2015	$9,463	$10,095	$9,406
4/30/2015	$10,044	$10,192	$9,945
5/31/2015	$9,743	$10,323	$9,677
6/30/2015	$9,893	$10,123	$9,844
7/31/2015	$8,840	$10,335	$8,799
8/31/2015	$8,646	$9,712	$8,718
9/30/2015	$8,291	$9,471	$8,420
10/31/2015	$8,302	$10,270	$8,382
11/30/2015	$7,667	$10,301	$7,774
12/31/2015	$7,409	$10,138	$7,534
1/31/2016	$7,291	$9,635	$7,408
2/29/2016	$7,141	$9,622	$7,287
3/31/2016	$7,544	$10,275	$7,566
4/30/2016	$8,212	$10,315	$8,210
5/31/2016	$8,158	$10,500	$8,194
6/30/2016	$8,577	$10,527	$8,533
7/31/2016	$8,146	$10,915	$8,096
8/31/2016	$7,984	$10,931	$7,954
9/30/2016	$8,294	$10,933	$8,203
10/31/2016	$8,250	$10,733	$8,163
11/30/2016	$8,337	$11,131	$8,272
12/31/2016	$8,493	$11,351	$8,421
1/31/2017	$8,558	$11,566	$8,432
2/28/2017	$8,568	$12,025	$8,450
3/31/2017	$8,343	$12,039	$8,225
4/30/2017	$8,208	$12,163	$8,101
5/31/2017	$8,073	$12,334	$7,993
6/30/2017	$8,001	$12,411	$7,978
7/31/2017	$8,223	$12,666	$8,159
8/31/2017	$8,270	$12,705	$8,191
9/30/2017	$8,256	$12,967	$8,179
10/31/2017	$8,450	$13,270	$8,355
11/30/2017	$8,402	$13,677	$8,316
12/31/2017	$8,657	$13,829	$8,564
1/31/2018	$8,815	$14,621	$8,734
2/28/2018	$8,633	$14,082	$8,583
3/31/2018	$8,613	$13,724	$8,530
4/30/2018	$8,809	$13,777	$8,750
5/31/2018	$8,931	$14,108	$8,874
6/30/2018	$8,624	$14,195	$8,564
7/31/2018	$8,415	$14,724	$8,381
8/31/2018	$8,267	$15,203	$8,233
9/30/2018	$8,420	$15,290	$8,391
10/31/2018	$8,123	$14,245	$8,210
11/30/2018	$7,962	$14,535	$8,163
12/31/2018	$7,417	$13,223	$7,601
1/31/2019	$7,912	$14,282	$8,015
2/28/2019	$8,036	$14,741	$8,096
3/31/2019	$8,067	$15,027	$8,082
4/30/2019	$8,079	$15,636	$8,048
5/31/2019	$7,767	$14,642	$7,777
6/30/2019	$8,022	$15,674	$7,986
7/31/2019	$7,959	$15,899	$7,932
8/31/2019	$7,755	$15,648	$7,748
9/30/2019	$7,797	$15,940	$7,839
10/31/2019	$7,977	$16,286	$7,998
11/30/2019	$7,771	$16,877	$7,793
12/31/2019	$8,231	$17,386	$8,186
1/31/2020	$7,637	$17,379	$7,584
2/29/2020	$7,249	$15,949	$7,201
3/31/2020	$5,998	$13,979	$6,279
4/30/2020	$6,051	$15,771	$6,182
5/31/2020	$6,421	$16,522	$6,451
6/30/2020	$6,645	$16,850	$6,598
7/31/2020	$7,102	$17,801	$6,974
8/31/2020	$7,683	$19,080	$7,446
9/30/2020	$7,392	$18,355	$7,197
10/31/2020	$7,475	$17,867	$7,298
11/30/2020	$7,808	$19,823	$7,554
12/31/2020	$8,320	$20,585	$7,930
1/31/2021	$8,611	$20,377	$8,138
2/28/2021	$9,178	$20,939	$8,665
3/31/2021	$9,022	$21,856	$8,479
4/30/2021	$9,841	$23,022	$9,182
5/31/2021	$10,202	$23,183	$9,432
6/30/2021	$10,373	$23,724	$9,607
7/31/2021	$10,681	$24,288	$9,784
8/31/2021	$10,639	$25,026	$9,755
9/30/2021	$11,121	$23,863	$10,240
10/31/2021	$11,436	$25,534	$10,505
11/30/2021	$10,576	$25,357	$9,737
12/31/2021	$11,044	$26,494	$10,080
1/31/2022	$11,894	$25,123	$10,965
2/28/2022	$12,729	$24,371	$11,648
3/31/2022	$13,735	$25,276	$12,655
4/30/2022	$14,283	$23,071	$13,179
5/31/2022	$14,549	$23,114	$13,380
6/30/2022	$12,698	$21,206	$11,938
7/31/2022	$13,487	$23,161	$12,447
8/31/2022	$13,202	$22,217	$12,458
9/30/2022	$11,619	$20,170	$11,448
10/31/2022	$11,998	$21,804	$11,676
11/30/2022	$12,308	$23,022	$11,996
12/31/2022	$11,974	$21,696	$11,702
1/31/2023	$11,974	$23,059	$11,645
2/28/2023	$11,324	$22,496	$11,098
3/31/2023	$11,446	$23,322	$11,075
4/30/2023	$11,351	$23,686	$10,991
5/31/2023	$10,551	$23,789	$10,372
6/30/2023	$10,923	$25,361	$10,791
7/31/2023	$11,648	$26,176	$11,466
8/31/2023	$11,524	$25,759	$11,378
9/30/2023	$11,379	$24,531	$11,299
10/31/2023	$11,358	$24,015	$11,329
11/30/2023	$11,234	$26,208	$11,074
12/31/2023	$11,004	$27,399	$10,776
1/31/2024	$11,087	$27,859	$10,819
2/29/2024	$10,837	$29,347	$10,660
3/31/2024	$11,253	$30,291	$11,013
4/30/2024	$11,420	$29,054	$11,309
5/31/2024	$11,669	$30,494	$11,507
6/30/2024	$11,515	$31,589	$11,330
7/31/2024	$11,117	$31,973	$10,873
8/31/2024	$11,117	$32,749	$10,878
9/30/2024	$11,691	$33,448	$11,407
10/31/2024	$11,353	$33,145	$11,196
11/30/2024	$11,395	$35,090	$11,241
12/31/2024	$11,414	$34,254	$11,356

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class M	3.73%	6.76%	1.33%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg Commodity Index Total Return	5.38%	6.77%	1.28%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 363,464,000
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 1,873,000
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$363,464
# of Portfolio Holdings	581
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid During the Reporting Period	$1,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	97.1%
U.S. Government Agencies	13.7%
Sovereign Issues	9.2%
Asset-Backed Securities	8.1%
Non-Agency Mortgage-Backed Securities	0.7%
Other Investments	0.2%
Short-Term Instruments	39.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(69.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.80% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.80% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000098623
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Long exposure to investment grade corporate credit contributed to performance, as corporate credit spreads tightened.

• Long exposure to the non-agency mortgage-backed securities sector contributed to performance, as the sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.S. sovereign curve.

• Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.K. yield curve.

• Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,004	$10,186	$10,002
2/28/2015	$10,101	$10,126	$10,004
3/31/2015	$10,056	$10,184	$10,006
4/30/2015	$10,088	$10,127	$10,009
5/31/2015	$10,116	$10,085	$10,011
6/30/2015	$10,086	$9,961	$10,013
7/31/2015	$10,084	$10,059	$10,016
8/31/2015	$9,951	$10,032	$10,018
9/30/2015	$9,737	$10,092	$10,020
10/31/2015	$9,822	$10,124	$10,023
11/30/2015	$9,839	$10,129	$10,026
12/31/2015	$9,831	$10,102	$10,029
1/31/2016	$9,702	$10,249	$10,034
2/29/2016	$9,575	$10,348	$10,039
3/31/2016	$9,790	$10,433	$10,044
4/30/2016	$9,935	$10,451	$10,049
5/31/2016	$9,946	$10,495	$10,054
6/30/2016	$9,945	$10,695	$10,060
7/31/2016	$10,053	$10,759	$10,065
8/31/2016	$10,089	$10,753	$10,070
9/30/2016	$10,169	$10,752	$10,075
10/31/2016	$10,240	$10,648	$10,082
11/30/2016	$10,203	$10,472	$10,090
12/31/2016	$10,297	$10,501	$10,097
1/31/2017	$10,355	$10,462	$10,105
2/28/2017	$10,445	$10,552	$10,113
3/31/2017	$10,501	$10,547	$10,122
4/30/2017	$10,545	$10,619	$10,131
5/31/2017	$10,600	$10,681	$10,141
6/30/2017	$10,617	$10,651	$10,151
7/31/2017	$10,673	$10,686	$10,162
8/31/2017	$10,741	$10,783	$10,173
9/30/2017	$10,778	$10,733	$10,184
10/31/2017	$10,806	$10,779	$10,195
11/30/2017	$10,814	$10,795	$10,206
12/31/2017	$10,812	$10,819	$10,218
1/31/2018	$10,829	$10,742	$10,232
2/28/2018	$10,827	$10,718	$10,247
3/31/2018	$10,830	$10,807	$10,261
4/30/2018	$10,823	$10,767	$10,281
5/31/2018	$10,878	$10,807	$10,300
6/30/2018	$10,864	$10,827	$10,320
7/31/2018	$10,922	$10,830	$10,340
8/31/2018	$10,918	$10,863	$10,360
9/30/2018	$10,939	$10,822	$10,381
10/31/2018	$10,965	$10,800	$10,401
11/30/2018	$10,909	$10,853	$10,422
12/31/2018	$10,923	$11,010	$10,443
1/31/2019	$11,068	$11,127	$10,467
2/28/2019	$11,120	$11,140	$10,491
3/31/2019	$11,191	$11,340	$10,516
4/30/2019	$11,263	$11,346	$10,539
5/31/2019	$11,287	$11,510	$10,562
6/30/2019	$11,352	$11,671	$10,584
7/31/2019	$11,347	$11,763	$10,605
8/31/2019	$11,199	$12,030	$10,626
9/30/2019	$11,223	$11,974	$10,646
10/31/2019	$11,291	$11,953	$10,665
11/30/2019	$11,338	$11,939	$10,684
12/31/2019	$11,462	$11,915	$10,702
1/31/2020	$11,451	$12,130	$10,720
2/29/2020	$11,438	$12,278	$10,737
3/31/2020	$10,855	$12,087	$10,754
4/30/2020	$11,101	$12,283	$10,767
5/31/2020	$11,284	$12,318	$10,780
6/30/2020	$11,449	$12,379	$10,794
7/31/2020	$11,568	$12,514	$10,796
8/31/2020	$11,689	$12,424	$10,799
9/30/2020	$11,699	$12,469	$10,802
10/31/2020	$11,757	$12,470	$10,804
11/30/2020	$11,891	$12,541	$10,806
12/31/2020	$12,014	$12,580	$10,808
1/31/2021	$12,086	$12,512	$10,810
2/28/2021	$12,116	$12,317	$10,812
3/31/2021	$12,128	$12,269	$10,815
4/30/2021	$12,163	$12,301	$10,816
5/31/2021	$12,195	$12,328	$10,818
6/30/2021	$12,180	$12,389	$10,820
7/31/2021	$12,215	$12,543	$10,821
8/31/2021	$12,210	$12,517	$10,823
9/30/2021	$12,217	$12,399	$10,824
10/31/2021	$12,141	$12,367	$10,825
11/30/2021	$12,160	$12,455	$10,826
12/31/2021	$12,168	$12,405	$10,828
1/31/2022	$12,124	$12,210	$10,830
2/28/2022	$12,032	$12,047	$10,832
3/31/2022	$11,833	$11,788	$10,834
4/30/2022	$11,670	$11,471	$10,843
5/31/2022	$11,697	$11,455	$10,852
6/30/2022	$11,528	$11,281	$10,861
7/31/2022	$11,695	$11,568	$10,876
8/31/2022	$11,530	$11,266	$10,897
9/30/2022	$11,298	$10,905	$10,919
10/31/2022	$11,297	$10,867	$10,948
11/30/2022	$11,404	$11,144	$10,982
12/31/2022	$11,394	$11,013	$11,020
1/31/2023	$11,542	$11,267	$11,061
2/28/2023	$11,475	$11,087	$11,100
3/31/2023	$11,616	$11,333	$11,144
4/30/2023	$11,660	$11,391	$11,189
5/31/2023	$11,670	$11,346	$11,237
6/30/2023	$11,680	$11,339	$11,285
7/31/2023	$11,756	$11,343	$11,334
8/31/2023	$11,781	$11,329	$11,386
9/30/2023	$11,696	$11,133	$11,437
10/31/2023	$11,596	$11,054	$11,489
11/30/2023	$11,961	$11,434	$11,540
12/31/2023	$12,203	$11,800	$11,593
1/31/2024	$12,246	$11,777	$11,646
2/29/2024	$12,231	$11,696	$11,696
3/31/2024	$12,340	$11,801	$11,750
4/30/2024	$12,277	$11,611	$11,802
5/31/2024	$12,406	$11,714	$11,856
6/30/2024	$12,440	$11,816	$11,905
7/31/2024	$12,580	$12,044	$11,964
8/31/2024	$12,679	$12,176	$12,019
9/30/2024	$12,799	$12,317	$12,071
10/31/2024	$12,717	$12,151	$12,121
11/30/2024	$12,881	$12,295	$12,169
12/31/2024	$12,874	$12,201	$12,216

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.49%	2.35%	2.56%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.38%	2.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 87,704,000
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 456,000
InvestmentCompanyPortfolioTurnover	947.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,704
# of Portfolio Holdings	563
Portfolio Turnover Rate	947%
Total Net Advisory Fees Paid During the Reporting Period	$456
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.6%
Corporate Bonds & Notes	13.5%
U.S. Treasury Obligations	11.8%
Sovereign Issues	11.7%
Asset-Backed Securities	7.5%
Non-Agency Mortgage-Backed Securities	5.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	28.4%
Affiliated Investments	16.6%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(61.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000098625
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$116	1.13%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Long exposure to investment grade corporate credit contributed to performance, as corporate credit spreads tightened.

• Long exposure to the non-agency mortgage-backed securities sector contributed to performance, as the sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.S. sovereign curve.

• Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.K. yield curve.

• Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,003	$10,186	$10,002
2/28/2015	$10,099	$10,126	$10,004
3/31/2015	$10,053	$10,184	$10,006
4/30/2015	$10,084	$10,127	$10,009
5/31/2015	$10,112	$10,085	$10,011
6/30/2015	$10,081	$9,961	$10,013
7/31/2015	$10,078	$10,059	$10,016
8/31/2015	$9,944	$10,032	$10,018
9/30/2015	$9,730	$10,092	$10,020
10/31/2015	$9,814	$10,124	$10,023
11/30/2015	$9,830	$10,129	$10,026
12/31/2015	$9,821	$10,102	$10,029
1/31/2016	$9,692	$10,249	$10,034
2/29/2016	$9,564	$10,348	$10,039
3/31/2016	$9,778	$10,433	$10,044
4/30/2016	$9,922	$10,451	$10,049
5/31/2016	$9,932	$10,495	$10,054
6/30/2016	$9,930	$10,695	$10,060
7/31/2016	$10,037	$10,759	$10,065
8/31/2016	$10,072	$10,753	$10,070
9/30/2016	$10,152	$10,752	$10,075
10/31/2016	$10,221	$10,648	$10,082
11/30/2016	$10,184	$10,472	$10,090
12/31/2016	$10,276	$10,501	$10,097
1/31/2017	$10,334	$10,462	$10,105
2/28/2017	$10,423	$10,552	$10,113
3/31/2017	$10,478	$10,547	$10,122
4/30/2017	$10,520	$10,619	$10,131
5/31/2017	$10,574	$10,681	$10,141
6/30/2017	$10,591	$10,651	$10,151
7/31/2017	$10,646	$10,686	$10,162
8/31/2017	$10,713	$10,783	$10,173
9/30/2017	$10,749	$10,733	$10,184
10/31/2017	$10,775	$10,779	$10,195
11/30/2017	$10,783	$10,795	$10,206
12/31/2017	$10,780	$10,819	$10,218
1/31/2018	$10,796	$10,742	$10,232
2/28/2018	$10,793	$10,718	$10,247
3/31/2018	$10,795	$10,807	$10,261
4/30/2018	$10,788	$10,767	$10,281
5/31/2018	$10,842	$10,807	$10,300
6/30/2018	$10,826	$10,827	$10,320
7/31/2018	$10,883	$10,830	$10,340
8/31/2018	$10,878	$10,863	$10,360
9/30/2018	$10,899	$10,822	$10,381
10/31/2018	$10,923	$10,800	$10,401
11/30/2018	$10,866	$10,853	$10,422
12/31/2018	$10,880	$11,010	$10,443
1/31/2019	$11,023	$11,127	$10,467
2/28/2019	$11,074	$11,140	$10,491
3/31/2019	$11,144	$11,340	$10,516
4/30/2019	$11,215	$11,346	$10,539
5/31/2019	$11,237	$11,510	$10,562
6/30/2019	$11,301	$11,671	$10,584
7/31/2019	$11,295	$11,763	$10,605
8/31/2019	$11,147	$12,030	$10,626
9/30/2019	$11,170	$11,974	$10,646
10/31/2019	$11,237	$11,953	$10,665
11/30/2019	$11,283	$11,939	$10,684
12/31/2019	$11,405	$11,915	$10,702
1/31/2020	$11,394	$12,130	$10,720
2/29/2020	$11,379	$12,278	$10,737
3/31/2020	$10,799	$12,087	$10,754
4/30/2020	$11,042	$12,283	$10,767
5/31/2020	$11,223	$12,318	$10,780
6/30/2020	$11,386	$12,379	$10,794
7/31/2020	$11,504	$12,514	$10,796
8/31/2020	$11,623	$12,424	$10,799
9/30/2020	$11,633	$12,469	$10,802
10/31/2020	$11,689	$12,470	$10,804
11/30/2020	$11,821	$12,541	$10,806
12/31/2020	$11,942	$12,580	$10,808
1/31/2021	$12,013	$12,512	$10,810
2/28/2021	$12,042	$12,317	$10,812
3/31/2021	$12,053	$12,269	$10,815
4/30/2021	$12,087	$12,301	$10,816
5/31/2021	$12,117	$12,328	$10,818
6/30/2021	$12,102	$12,389	$10,820
7/31/2021	$12,135	$12,543	$10,821
8/31/2021	$12,130	$12,517	$10,823
9/30/2021	$12,135	$12,399	$10,824
10/31/2021	$12,059	$12,367	$10,825
11/30/2021	$12,076	$12,455	$10,826
12/31/2021	$12,084	$12,405	$10,828
1/31/2022	$12,039	$12,210	$10,830
2/28/2022	$11,946	$12,047	$10,832
3/31/2022	$11,748	$11,788	$10,834
4/30/2022	$11,585	$11,471	$10,843
5/31/2022	$11,611	$11,455	$10,852
6/30/2022	$11,442	$11,281	$10,861
7/31/2022	$11,607	$11,568	$10,876
8/31/2022	$11,442	$11,266	$10,897
9/30/2022	$11,211	$10,905	$10,919
10/31/2022	$11,209	$10,867	$10,948
11/30/2022	$11,314	$11,144	$10,982
12/31/2022	$11,304	$11,013	$11,020
1/31/2023	$11,450	$11,267	$11,061
2/28/2023	$11,382	$11,087	$11,100
3/31/2023	$11,521	$11,333	$11,144
4/30/2023	$11,564	$11,391	$11,189
5/31/2023	$11,572	$11,346	$11,237
6/30/2023	$11,582	$11,339	$11,285
7/31/2023	$11,656	$11,343	$11,334
8/31/2023	$11,680	$11,329	$11,386
9/30/2023	$11,595	$11,133	$11,437
10/31/2023	$11,494	$11,054	$11,489
11/30/2023	$11,855	$11,434	$11,540
12/31/2023	$12,094	$11,800	$11,593
1/31/2024	$12,136	$11,777	$11,646
2/29/2024	$12,120	$11,696	$11,696
3/31/2024	$12,226	$11,801	$11,750
4/30/2024	$12,164	$11,611	$11,802
5/31/2024	$12,290	$11,714	$11,856
6/30/2024	$12,323	$11,816	$11,905
7/31/2024	$12,460	$12,044	$11,964
8/31/2024	$12,558	$12,176	$12,019
9/30/2024	$12,676	$12,317	$12,071
10/31/2024	$12,593	$12,151	$12,121
11/30/2024	$12,755	$12,295	$12,169
12/31/2024	$12,746	$12,201	$12,216

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	5.39%	2.25%	2.46%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.38%	2.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 87,704,000
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 456,000
InvestmentCompanyPortfolioTurnover	947.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,704
# of Portfolio Holdings	563
Portfolio Turnover Rate	947%
Total Net Advisory Fees Paid During the Reporting Period	$456
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.6%
Corporate Bonds & Notes	13.5%
U.S. Treasury Obligations	11.8%
Sovereign Issues	11.7%
Asset-Backed Securities	7.5%
Non-Agency Mortgage-Backed Securities	5.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	28.4%
Affiliated Investments	16.6%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(61.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000098624
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Long exposure to investment grade corporate credit contributed to performance, as corporate credit spreads tightened.

• Long exposure to the non-agency mortgage-backed securities sector contributed to performance, as the sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.S. sovereign curve.

• Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.K. yield curve.

• Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,005	$10,186	$10,002
2/28/2015	$10,103	$10,126	$10,004
3/31/2015	$10,059	$10,184	$10,006
4/30/2015	$10,092	$10,127	$10,009
5/31/2015	$10,122	$10,085	$10,011
6/30/2015	$10,093	$9,961	$10,013
7/31/2015	$10,093	$10,059	$10,016
8/31/2015	$9,960	$10,032	$10,018
9/30/2015	$9,748	$10,092	$10,020
10/31/2015	$9,835	$10,124	$10,023
11/30/2015	$9,852	$10,129	$10,026
12/31/2015	$9,846	$10,102	$10,029
1/31/2016	$9,718	$10,249	$10,034
2/29/2016	$9,591	$10,348	$10,039
3/31/2016	$9,808	$10,433	$10,044
4/30/2016	$9,955	$10,451	$10,049
5/31/2016	$9,967	$10,495	$10,054
6/30/2016	$9,967	$10,695	$10,060
7/31/2016	$10,077	$10,759	$10,065
8/31/2016	$10,114	$10,753	$10,070
9/30/2016	$10,196	$10,752	$10,075
10/31/2016	$10,268	$10,648	$10,082
11/30/2016	$10,232	$10,472	$10,090
12/31/2016	$10,327	$10,501	$10,097
1/31/2017	$10,387	$10,462	$10,105
2/28/2017	$10,479	$10,552	$10,113
3/31/2017	$10,536	$10,547	$10,122
4/30/2017	$10,581	$10,619	$10,131
5/31/2017	$10,638	$10,681	$10,141
6/30/2017	$10,657	$10,651	$10,151
7/31/2017	$10,714	$10,686	$10,162
8/31/2017	$10,784	$10,783	$10,173
9/30/2017	$10,822	$10,733	$10,184
10/31/2017	$10,851	$10,779	$10,195
11/30/2017	$10,861	$10,795	$10,206
12/31/2017	$10,861	$10,819	$10,218
1/31/2018	$10,879	$10,742	$10,232
2/28/2018	$10,878	$10,718	$10,247
3/31/2018	$10,883	$10,807	$10,261
4/30/2018	$10,877	$10,767	$10,281
5/31/2018	$10,934	$10,807	$10,300
6/30/2018	$10,921	$10,827	$10,320
7/31/2018	$10,980	$10,830	$10,340
8/31/2018	$10,978	$10,863	$10,360
9/30/2018	$11,001	$10,822	$10,381
10/31/2018	$11,028	$10,800	$10,401
11/30/2018	$10,973	$10,853	$10,422
12/31/2018	$10,989	$11,010	$10,443
1/31/2019	$11,136	$11,127	$10,467
2/28/2019	$11,189	$11,140	$10,491
3/31/2019	$11,262	$11,340	$10,516
4/30/2019	$11,337	$11,346	$10,539
5/31/2019	$11,362	$11,510	$10,562
6/30/2019	$11,428	$11,671	$10,584
7/31/2019	$11,425	$11,763	$10,605
8/31/2019	$11,278	$12,030	$10,626
9/30/2019	$11,303	$11,974	$10,646
10/31/2019	$11,373	$11,953	$10,665
11/30/2019	$11,422	$11,939	$10,684
12/31/2019	$11,548	$11,915	$10,702
1/31/2020	$11,539	$12,130	$10,720
2/29/2020	$11,527	$12,278	$10,737
3/31/2020	$10,941	$12,087	$10,754
4/30/2020	$11,190	$12,283	$10,767
5/31/2020	$11,375	$12,318	$10,780
6/30/2020	$11,543	$12,379	$10,794
7/31/2020	$11,665	$12,514	$10,796
8/31/2020	$11,788	$12,424	$10,799
9/30/2020	$11,800	$12,469	$10,802
10/31/2020	$11,860	$12,470	$10,804
11/30/2020	$11,997	$12,541	$10,806
12/31/2020	$12,122	$12,580	$10,808
1/31/2021	$12,197	$12,512	$10,810
2/28/2021	$12,228	$12,317	$10,812
3/31/2021	$12,242	$12,269	$10,815
4/30/2021	$12,279	$12,301	$10,816
5/31/2021	$12,312	$12,328	$10,818
6/30/2021	$12,299	$12,389	$10,820
7/31/2021	$12,336	$12,543	$10,821
8/31/2021	$12,333	$12,517	$10,823
9/30/2021	$12,341	$12,399	$10,824
10/31/2021	$12,266	$12,367	$10,825
11/30/2021	$12,286	$12,455	$10,826
12/31/2021	$12,296	$12,405	$10,828
1/31/2022	$12,253	$12,210	$10,830
2/28/2022	$12,161	$12,047	$10,832
3/31/2022	$11,962	$11,788	$10,834
4/30/2022	$11,798	$11,471	$10,843
5/31/2022	$11,827	$11,455	$10,852
6/30/2022	$11,658	$11,281	$10,861
7/31/2022	$11,829	$11,568	$10,876
8/31/2022	$11,663	$11,266	$10,897
9/30/2022	$11,430	$10,905	$10,919
10/31/2022	$11,430	$10,867	$10,948
11/30/2022	$11,540	$11,144	$10,982
12/31/2022	$11,532	$11,013	$11,020
1/31/2023	$11,683	$11,267	$11,061
2/28/2023	$11,616	$11,087	$11,100
3/31/2023	$11,760	$11,333	$11,144
4/30/2023	$11,806	$11,391	$11,189
5/31/2023	$11,818	$11,346	$11,237
6/30/2023	$11,830	$11,339	$11,285
7/31/2023	$11,908	$11,343	$11,334
8/31/2023	$11,935	$11,329	$11,386
9/30/2023	$11,850	$11,133	$11,437
10/31/2023	$11,750	$11,054	$11,489
11/30/2023	$12,121	$11,434	$11,540
12/31/2023	$12,369	$11,800	$11,593
1/31/2024	$12,414	$11,777	$11,646
2/29/2024	$12,400	$11,696	$11,696
3/31/2024	$12,512	$11,801	$11,750
4/30/2024	$12,450	$11,611	$11,802
5/31/2024	$12,582	$11,714	$11,856
6/30/2024	$12,618	$11,816	$11,905
7/31/2024	$12,762	$12,044	$11,964
8/31/2024	$12,864	$12,176	$12,019
9/30/2024	$12,987	$12,317	$12,071
10/31/2024	$12,905	$12,151	$12,121
11/30/2024	$13,074	$12,295	$12,169
12/31/2024	$13,068	$12,201	$12,216

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.65%	2.50%	2.71%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.38%	2.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 87,704,000
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 456,000
InvestmentCompanyPortfolioTurnover	947.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,704
# of Portfolio Holdings	563
Portfolio Turnover Rate	947%
Total Net Advisory Fees Paid During the Reporting Period	$456
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.6%
Corporate Bonds & Notes	13.5%
U.S. Treasury Obligations	11.8%
Sovereign Issues	11.7%
Asset-Backed Securities	7.5%
Non-Agency Mortgage-Backed Securities	5.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	28.4%
Affiliated Investments	16.6%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(61.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000139587
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$136	1.33%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Long exposure to investment grade corporate credit contributed to performance, as corporate credit spreads tightened.

• Long exposure to the non-agency mortgage-backed securities sector contributed to performance, as the sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.S. sovereign curve.

• Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate- and long-end of the U.K. yield curve.

• Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class M	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,001	$10,186	$10,002
2/28/2015	$10,097	$10,126	$10,004
3/31/2015	$10,049	$10,184	$10,006
4/30/2015	$10,079	$10,127	$10,009
5/31/2015	$10,105	$10,085	$10,011
6/30/2015	$10,073	$9,961	$10,013
7/31/2015	$10,068	$10,059	$10,016
8/31/2015	$9,932	$10,032	$10,018
9/30/2015	$9,716	$10,092	$10,020
10/31/2015	$9,799	$10,124	$10,023
11/30/2015	$9,813	$10,129	$10,026
12/31/2015	$9,803	$10,102	$10,029
1/31/2016	$9,672	$10,249	$10,034
2/29/2016	$9,543	$10,348	$10,039
3/31/2016	$9,755	$10,433	$10,044
4/30/2016	$9,897	$10,451	$10,049
5/31/2016	$9,906	$10,495	$10,054
6/30/2016	$9,902	$10,695	$10,060
7/31/2016	$10,007	$10,759	$10,065
8/31/2016	$10,040	$10,753	$10,070
9/30/2016	$10,118	$10,752	$10,075
10/31/2016	$10,186	$10,648	$10,082
11/30/2016	$10,146	$10,472	$10,090
12/31/2016	$10,237	$10,501	$10,097
1/31/2017	$10,292	$10,462	$10,105
2/28/2017	$10,380	$10,552	$10,113
3/31/2017	$10,432	$10,547	$10,122
4/30/2017	$10,473	$10,619	$10,131
5/31/2017	$10,525	$10,681	$10,141
6/30/2017	$10,539	$10,651	$10,151
7/31/2017	$10,593	$10,686	$10,162
8/31/2017	$10,657	$10,783	$10,173
9/30/2017	$10,691	$10,733	$10,184
10/31/2017	$10,716	$10,779	$10,195
11/30/2017	$10,722	$10,795	$10,206
12/31/2017	$10,717	$10,819	$10,218
1/31/2018	$10,732	$10,742	$10,232
2/28/2018	$10,727	$10,718	$10,247
3/31/2018	$10,727	$10,807	$10,261
4/30/2018	$10,718	$10,767	$10,281
5/31/2018	$10,770	$10,807	$10,300
6/30/2018	$10,753	$10,827	$10,320
7/31/2018	$10,807	$10,830	$10,340
8/31/2018	$10,800	$10,863	$10,360
9/30/2018	$10,819	$10,822	$10,381
10/31/2018	$10,842	$10,800	$10,401
11/30/2018	$10,783	$10,853	$10,422
12/31/2018	$10,795	$11,010	$10,443
1/31/2019	$10,935	$11,127	$10,467
2/28/2019	$10,984	$11,140	$10,491
3/31/2019	$11,052	$11,340	$10,516
4/30/2019	$11,120	$11,346	$10,539
5/31/2019	$11,140	$11,510	$10,562
6/30/2019	$11,202	$11,671	$10,584
7/31/2019	$11,194	$11,763	$10,605
8/31/2019	$11,046	$12,030	$10,626
9/30/2019	$11,066	$11,974	$10,646
10/31/2019	$11,131	$11,953	$10,665
11/30/2019	$11,174	$11,939	$10,684
12/31/2019	$11,294	$11,915	$10,702
1/31/2020	$11,280	$12,130	$10,720
2/29/2020	$11,265	$12,278	$10,737
3/31/2020	$10,688	$12,087	$10,754
4/30/2020	$10,927	$12,283	$10,767
5/31/2020	$11,104	$12,318	$10,780
6/30/2020	$11,264	$12,379	$10,794
7/31/2020	$11,378	$12,514	$10,796
8/31/2020	$11,494	$12,424	$10,799
9/30/2020	$11,502	$12,469	$10,802
10/31/2020	$11,555	$12,470	$10,804
11/30/2020	$11,684	$12,541	$10,806
12/31/2020	$11,802	$12,580	$10,808
1/31/2021	$11,870	$12,512	$10,810
2/28/2021	$11,897	$12,317	$10,812
3/31/2021	$11,905	$12,269	$10,815
4/30/2021	$11,937	$12,301	$10,816
5/31/2021	$11,965	$12,328	$10,818
6/30/2021	$11,947	$12,389	$10,820
7/31/2021	$11,979	$12,543	$10,821
8/31/2021	$11,971	$12,517	$10,823
9/30/2021	$11,975	$12,399	$10,824
10/31/2021	$11,897	$12,367	$10,825
11/30/2021	$11,912	$12,455	$10,826
12/31/2021	$11,918	$12,405	$10,828
1/31/2022	$11,871	$12,210	$10,830
2/28/2022	$11,778	$12,047	$10,832
3/31/2022	$11,581	$11,788	$10,834
4/30/2022	$11,418	$11,471	$10,843
5/31/2022	$11,442	$11,455	$10,852
6/30/2022	$11,274	$11,281	$10,861
7/31/2022	$11,435	$11,568	$10,876
8/31/2022	$11,270	$11,266	$10,897
9/30/2022	$11,040	$10,905	$10,919
10/31/2022	$11,037	$10,867	$10,948
11/30/2022	$11,139	$11,144	$10,982
12/31/2022	$11,126	$11,013	$11,020
1/31/2023	$11,268	$11,267	$11,061
2/28/2023	$11,200	$11,087	$11,100
3/31/2023	$11,334	$11,333	$11,144
4/30/2023	$11,375	$11,391	$11,189
5/31/2023	$11,381	$11,346	$11,237
6/30/2023	$11,389	$11,339	$11,285
7/31/2023	$11,460	$11,343	$11,334
8/31/2023	$11,481	$11,329	$11,386
9/30/2023	$11,396	$11,133	$11,437
10/31/2023	$11,295	$11,054	$11,489
11/30/2023	$11,648	$11,434	$11,540
12/31/2023	$11,881	$11,800	$11,593
1/31/2024	$11,919	$11,777	$11,646
2/29/2024	$11,902	$11,696	$11,696
3/31/2024	$12,005	$11,801	$11,750
4/30/2024	$11,941	$11,611	$11,802
5/31/2024	$12,063	$11,714	$11,856
6/30/2024	$12,093	$11,816	$11,905
7/31/2024	$12,226	$12,044	$11,964
8/31/2024	$12,320	$12,176	$12,019
9/30/2024	$12,433	$12,317	$12,071
10/31/2024	$12,350	$12,151	$12,121
11/30/2024	$12,507	$12,295	$12,169
12/31/2024	$12,496	$12,201	$12,216

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class M	5.18%	2.04%	2.25%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.38%	2.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 87,704,000
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 456,000
InvestmentCompanyPortfolioTurnover	947.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,704
# of Portfolio Holdings	563
Portfolio Turnover Rate	947%
Total Net Advisory Fees Paid During the Reporting Period	$456
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.6%
Corporate Bonds & Notes	13.5%
U.S. Treasury Obligations	11.8%
Sovereign Issues	11.7%
Asset-Backed Securities	7.5%
Non-Agency Mortgage-Backed Securities	5.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	28.4%
Affiliated Investments	16.6%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(61.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026494
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$133	1.28%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to the Turkish lira contributed to performance, as the Turkish lira had positive carry.

• Overweight exposure to Ecuadorian sovereign debt contributed to performance, as spreads tightened.

• Overweight exposure to Ukrainian quasi-sovereign debt contributed to performance, as spreads tightened.

• Underweight exposure to emerging markets spreads detracted from performance, as spreads tightened.

• Security selection within Venezuelan sovereign debt detracted from performance, as spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,959	$10,186	$10,034
2/28/2015	$10,138	$10,126	$10,159
3/31/2015	$10,181	$10,184	$10,206
4/30/2015	$10,470	$10,127	$10,407
5/31/2015	$10,447	$10,085	$10,351
6/30/2015	$10,240	$9,961	$10,176
7/31/2015	$10,230	$10,059	$10,218
8/31/2015	$9,966	$10,032	$10,108
9/30/2015	$9,635	$10,092	$9,968
10/31/2015	$10,050	$10,124	$10,283
11/30/2015	$10,036	$10,129	$10,277
12/31/2015	$9,774	$10,102	$10,123
1/31/2016	$9,664	$10,249	$10,103
2/29/2016	$9,842	$10,348	$10,307
3/31/2016	$10,249	$10,433	$10,651
4/30/2016	$10,516	$10,451	$10,855
5/31/2016	$10,492	$10,495	$10,822
6/30/2016	$10,932	$10,695	$11,226
7/31/2016	$11,132	$10,759	$11,401
8/31/2016	$11,360	$10,753	$11,606
9/30/2016	$11,421	$10,752	$11,645
10/31/2016	$11,294	$10,648	$11,475
11/30/2016	$10,847	$10,472	$10,997
12/31/2016	$11,075	$10,501	$11,155
1/31/2017	$11,235	$10,462	$11,315
2/28/2017	$11,480	$10,552	$11,550
3/31/2017	$11,532	$10,547	$11,590
4/30/2017	$11,723	$10,619	$11,779
5/31/2017	$11,799	$10,681	$11,877
6/30/2017	$11,745	$10,651	$11,846
7/31/2017	$11,847	$10,686	$11,924
8/31/2017	$12,051	$10,783	$12,130
9/30/2017	$12,084	$10,733	$12,128
10/31/2017	$12,142	$10,779	$12,150
11/30/2017	$12,100	$10,795	$12,118
12/31/2017	$12,169	$10,819	$12,194
1/31/2018	$12,171	$10,742	$12,170
2/28/2018	$11,959	$10,718	$11,932
3/31/2018	$11,990	$10,807	$11,977
4/30/2018	$11,840	$10,767	$11,802
5/31/2018	$11,700	$10,807	$11,674
6/30/2018	$11,570	$10,827	$11,556
7/31/2018	$11,796	$10,830	$11,795
8/31/2018	$11,526	$10,863	$11,568
9/30/2018	$11,754	$10,822	$11,772
10/31/2018	$11,492	$10,800	$11,510
11/30/2018	$11,434	$10,853	$11,464
12/31/2018	$11,593	$11,010	$11,632
1/31/2019	$12,139	$11,127	$12,146
2/28/2019	$12,224	$11,140	$12,221
3/31/2019	$12,376	$11,340	$12,399
4/30/2019	$12,393	$11,346	$12,414
5/31/2019	$12,433	$11,510	$12,485
6/30/2019	$12,850	$11,671	$12,865
7/31/2019	$12,994	$11,763	$13,013
8/31/2019	$12,996	$12,030	$13,084
9/30/2019	$12,960	$11,974	$13,037
10/31/2019	$13,037	$11,953	$13,086
11/30/2019	$13,016	$11,939	$13,064
12/31/2019	$13,305	$11,915	$13,309
1/31/2020	$13,545	$12,130	$13,541
2/29/2020	$13,462	$12,278	$13,431
3/31/2020	$11,588	$12,087	$11,745
4/30/2020	$11,839	$12,283	$12,003
5/31/2020	$12,570	$12,318	$12,691
6/30/2020	$12,968	$12,379	$13,061
7/31/2020	$13,464	$12,514	$13,544
8/31/2020	$13,532	$12,424	$13,584
9/30/2020	$13,301	$12,469	$13,359
10/31/2020	$13,301	$12,470	$13,343
11/30/2020	$13,905	$12,541	$13,843
12/31/2020	$14,197	$12,580	$14,092
1/31/2021	$14,019	$12,512	$13,921
2/28/2021	$13,685	$12,317	$13,564
3/31/2021	$13,500	$12,269	$13,423
4/30/2021	$13,827	$12,301	$13,680
5/31/2021	$13,988	$12,328	$13,828
6/30/2021	$14,083	$12,389	$13,951
7/31/2021	$14,164	$12,543	$14,027
8/31/2021	$14,310	$12,517	$14,154
9/30/2021	$14,001	$12,399	$13,877
10/31/2021	$13,923	$12,367	$13,885
11/30/2021	$13,640	$12,455	$13,684
12/31/2021	$13,833	$12,405	$13,879
1/31/2022	$13,458	$12,210	$13,478
2/28/2022	$12,762	$12,047	$12,736
3/31/2022	$12,764	$11,788	$12,594
4/30/2022	$12,063	$11,471	$11,904
5/31/2022	$12,049	$11,455	$11,926
6/30/2022	$11,308	$11,281	$11,266
7/31/2022	$11,618	$11,568	$11,626
8/31/2022	$11,522	$11,266	$11,490
9/30/2022	$10,789	$10,905	$10,792
10/31/2022	$10,742	$10,867	$10,801
11/30/2022	$11,611	$11,144	$11,551
12/31/2022	$11,660	$11,013	$11,595
1/31/2023	$12,096	$11,267	$11,956
2/28/2023	$11,806	$11,087	$11,692
3/31/2023	$11,933	$11,333	$11,856
4/30/2023	$11,983	$11,391	$11,916
5/31/2023	$11,849	$11,346	$11,810
6/30/2023	$12,098	$11,339	$12,037
7/31/2023	$12,305	$11,343	$12,231
8/31/2023	$12,124	$11,329	$12,060
9/30/2023	$11,779	$11,133	$11,721
10/31/2023	$11,683	$11,054	$11,551
11/30/2023	$12,353	$11,434	$12,220
12/31/2023	$12,968	$11,800	$12,807
1/31/2024	$12,849	$11,777	$12,656
2/29/2024	$12,939	$11,696	$12,743
3/31/2024	$13,215	$11,801	$12,986
4/30/2024	$12,956	$11,611	$12,725
5/31/2024	$13,201	$11,714	$12,957
6/30/2024	$13,275	$11,816	$13,043
7/31/2024	$13,553	$12,044	$13,281
8/31/2024	$13,847	$12,176	$13,590
9/30/2024	$14,138	$12,317	$13,834
10/31/2024	$13,882	$12,151	$13,586
11/30/2024	$14,110	$12,295	$13,747
12/31/2024	$13,931	$12,201	$13,541

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	7.43%	0.92%	3.37%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	5.73%	0.35%	3.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 192,038,000
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 881,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$192,038
# of Portfolio Holdings	896
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$881
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.4%
Brazil	7.6%
United States	7.3%
Turkey	6.3%
Indonesia	3.7%
Argentina	3.6%
Saudi Arabia	3.3%
Dominican Republic	3.3%
United Arab Emirates	3.2%
South Africa	2.6%
Cayman Islands	2.5%
Other Countries	49.6%
Short-Term Instruments	0.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030987
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$143	1.38%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to the Turkish lira contributed to performance, as the Turkish lira had positive carry.

• Overweight exposure to Ecuadorian sovereign debt contributed to performance, as spreads tightened.

• Overweight exposure to Ukrainian quasi-sovereign debt contributed to performance, as spreads tightened.

• Underweight exposure to emerging markets spreads detracted from performance, as spreads tightened.

• Security selection within Venezuelan sovereign debt detracted from performance, as spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,958	$10,186	$10,034
2/28/2015	$10,137	$10,126	$10,159
3/31/2015	$10,178	$10,184	$10,206
4/30/2015	$10,466	$10,127	$10,407
5/31/2015	$10,442	$10,085	$10,351
6/30/2015	$10,235	$9,961	$10,176
7/31/2015	$10,224	$10,059	$10,218
8/31/2015	$9,959	$10,032	$10,108
9/30/2015	$9,628	$10,092	$9,968
10/31/2015	$10,042	$10,124	$10,283
11/30/2015	$10,027	$10,129	$10,277
12/31/2015	$9,765	$10,102	$10,123
1/31/2016	$9,654	$10,249	$10,103
2/29/2016	$9,831	$10,348	$10,307
3/31/2016	$10,236	$10,433	$10,651
4/30/2016	$10,502	$10,451	$10,855
5/31/2016	$10,478	$10,495	$10,822
6/30/2016	$10,915	$10,695	$11,226
7/31/2016	$11,115	$10,759	$11,401
8/31/2016	$11,342	$10,753	$11,606
9/30/2016	$11,401	$10,752	$11,645
10/31/2016	$11,274	$10,648	$11,475
11/30/2016	$10,827	$10,472	$10,997
12/31/2016	$11,053	$10,501	$11,155
1/31/2017	$11,212	$10,462	$11,315
2/28/2017	$11,456	$10,552	$11,550
3/31/2017	$11,507	$10,547	$11,590
4/30/2017	$11,696	$10,619	$11,779
5/31/2017	$11,771	$10,681	$11,877
6/30/2017	$11,716	$10,651	$11,846
7/31/2017	$11,816	$10,686	$11,924
8/31/2017	$12,019	$10,783	$12,130
9/30/2017	$12,052	$10,733	$12,128
10/31/2017	$12,108	$10,779	$12,150
11/30/2017	$12,065	$10,795	$12,118
12/31/2017	$12,132	$10,819	$12,194
1/31/2018	$12,134	$10,742	$12,170
2/28/2018	$11,922	$10,718	$11,932
3/31/2018	$11,951	$10,807	$11,977
4/30/2018	$11,801	$10,767	$11,802
5/31/2018	$11,660	$10,807	$11,674
6/30/2018	$11,530	$10,827	$11,556
7/31/2018	$11,754	$10,830	$11,795
8/31/2018	$11,484	$10,863	$11,568
9/30/2018	$11,710	$10,822	$11,772
10/31/2018	$11,449	$10,800	$11,510
11/30/2018	$11,390	$10,853	$11,464
12/31/2018	$11,547	$11,010	$11,632
1/31/2019	$12,089	$11,127	$12,146
2/28/2019	$12,173	$11,140	$12,221
3/31/2019	$12,324	$11,340	$12,399
4/30/2019	$12,340	$11,346	$12,414
5/31/2019	$12,378	$11,510	$12,485
6/30/2019	$12,793	$11,671	$12,865
7/31/2019	$12,935	$11,763	$13,013
8/31/2019	$12,936	$12,030	$13,084
9/30/2019	$12,899	$11,974	$13,037
10/31/2019	$12,975	$11,953	$13,086
11/30/2019	$12,953	$11,939	$13,064
12/31/2019	$13,239	$11,915	$13,309
1/31/2020	$13,477	$12,130	$13,541
2/29/2020	$13,393	$12,278	$13,431
3/31/2020	$11,527	$12,087	$11,745
4/30/2020	$11,777	$12,283	$12,003
5/31/2020	$12,503	$12,318	$12,691
6/30/2020	$12,897	$12,379	$13,061
7/31/2020	$13,389	$12,514	$13,544
8/31/2020	$13,456	$12,424	$13,584
9/30/2020	$13,225	$12,469	$13,359
10/31/2020	$13,224	$12,470	$13,343
11/30/2020	$13,823	$12,541	$13,843
12/31/2020	$14,113	$12,580	$14,092
1/31/2021	$13,935	$12,512	$13,921
2/28/2021	$13,601	$12,317	$13,564
3/31/2021	$13,416	$12,269	$13,423
4/30/2021	$13,740	$12,301	$13,680
5/31/2021	$13,899	$12,328	$13,828
6/30/2021	$13,993	$12,389	$13,951
7/31/2021	$14,072	$12,543	$14,027
8/31/2021	$14,215	$12,517	$14,154
9/30/2021	$13,908	$12,399	$13,877
10/31/2021	$13,828	$12,367	$13,885
11/30/2021	$13,547	$12,455	$13,684
12/31/2021	$13,737	$12,405	$13,879
1/31/2022	$13,363	$12,210	$13,478
2/28/2022	$12,671	$12,047	$12,736
3/31/2022	$12,673	$11,788	$12,594
4/30/2022	$11,976	$11,471	$11,904
5/31/2022	$11,960	$11,455	$11,926
6/30/2022	$11,224	$11,281	$11,266
7/31/2022	$11,531	$11,568	$11,626
8/31/2022	$11,434	$11,266	$11,490
9/30/2022	$10,706	$10,905	$10,792
10/31/2022	$10,658	$10,867	$10,801
11/30/2022	$11,519	$11,144	$11,551
12/31/2022	$11,567	$11,013	$11,595
1/31/2023	$11,998	$11,267	$11,956
2/28/2023	$11,709	$11,087	$11,692
3/31/2023	$11,835	$11,333	$11,856
4/30/2023	$11,883	$11,391	$11,916
5/31/2023	$11,749	$11,346	$11,810
6/30/2023	$11,996	$11,339	$12,037
7/31/2023	$12,200	$11,343	$12,231
8/31/2023	$12,019	$11,329	$12,060
9/30/2023	$11,676	$11,133	$11,721
10/31/2023	$11,580	$11,054	$11,551
11/30/2023	$12,244	$11,434	$12,220
12/31/2023	$12,852	$11,800	$12,807
1/31/2024	$12,733	$11,777	$12,656
2/29/2024	$12,821	$11,696	$12,743
3/31/2024	$13,093	$11,801	$12,986
4/30/2024	$12,836	$11,611	$12,725
5/31/2024	$13,077	$11,714	$12,957
6/30/2024	$13,150	$11,816	$13,043
7/31/2024	$13,423	$12,044	$13,281
8/31/2024	$13,714	$12,176	$13,590
9/30/2024	$14,001	$12,317	$13,834
10/31/2024	$13,746	$12,151	$13,586
11/30/2024	$13,971	$12,295	$13,747
12/31/2024	$13,793	$12,201	$13,541

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	7.32%	0.82%	3.27%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	5.73%	0.35%	3.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 192,038,000
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 881,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$192,038
# of Portfolio Holdings	896
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$881
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.4%
Brazil	7.6%
United States	7.3%
Turkey	6.3%
Indonesia	3.7%
Argentina	3.6%
Saudi Arabia	3.3%
Dominican Republic	3.3%
United Arab Emirates	3.2%
South Africa	2.6%
Cayman Islands	2.5%
Other Countries	49.6%
Short-Term Instruments	0.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030995
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$117	1.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to the Turkish lira contributed to performance, as the Turkish lira had positive carry.

• Overweight exposure to Ecuadorian sovereign debt contributed to performance, as spreads tightened.

• Overweight exposure to Ukrainian quasi-sovereign debt contributed to performance, as spreads tightened.

• Underweight exposure to emerging markets spreads detracted from performance, as spreads tightened.

• Security selection within Venezuelan sovereign debt detracted from performance, as spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,960	$10,186	$10,034
2/28/2015	$10,141	$10,126	$10,159
3/31/2015	$10,184	$10,184	$10,206
4/30/2015	$10,475	$10,127	$10,407
5/31/2015	$10,453	$10,085	$10,351
6/30/2015	$10,248	$9,961	$10,176
7/31/2015	$10,239	$10,059	$10,218
8/31/2015	$9,975	$10,032	$10,108
9/30/2015	$9,646	$10,092	$9,968
10/31/2015	$10,063	$10,124	$10,283
11/30/2015	$10,050	$10,129	$10,277
12/31/2015	$9,789	$10,102	$10,123
1/31/2016	$9,680	$10,249	$10,103
2/29/2016	$9,859	$10,348	$10,307
3/31/2016	$10,268	$10,433	$10,651
4/30/2016	$10,537	$10,451	$10,855
5/31/2016	$10,515	$10,495	$10,822
6/30/2016	$10,956	$10,695	$11,226
7/31/2016	$11,158	$10,759	$11,401
8/31/2016	$11,389	$10,753	$11,606
9/30/2016	$11,451	$10,752	$11,645
10/31/2016	$11,325	$10,648	$11,475
11/30/2016	$10,878	$10,472	$10,997
12/31/2016	$11,108	$10,501	$11,155
1/31/2017	$11,270	$10,462	$11,315
2/28/2017	$11,517	$10,552	$11,550
3/31/2017	$11,571	$10,547	$11,590
4/30/2017	$11,764	$10,619	$11,779
5/31/2017	$11,842	$10,681	$11,877
6/30/2017	$11,789	$10,651	$11,846
7/31/2017	$11,892	$10,686	$11,924
8/31/2017	$12,099	$10,783	$12,130
9/30/2017	$12,134	$10,733	$12,128
10/31/2017	$12,193	$10,779	$12,150
11/30/2017	$12,153	$10,795	$12,118
12/31/2017	$12,223	$10,819	$12,194
1/31/2018	$12,227	$10,742	$12,170
2/28/2018	$12,016	$10,718	$11,932
3/31/2018	$12,048	$10,807	$11,977
4/30/2018	$11,899	$10,767	$11,802
5/31/2018	$11,760	$10,807	$11,674
6/30/2018	$11,630	$10,827	$11,556
7/31/2018	$11,859	$10,830	$11,795
8/31/2018	$11,589	$10,863	$11,568
9/30/2018	$11,820	$10,822	$11,772
10/31/2018	$11,558	$10,800	$11,510
11/30/2018	$11,501	$10,853	$11,464
12/31/2018	$11,662	$11,010	$11,632
1/31/2019	$12,213	$11,127	$12,146
2/28/2019	$12,300	$11,140	$12,221
3/31/2019	$12,454	$11,340	$12,399
4/30/2019	$12,473	$11,346	$12,414
5/31/2019	$12,515	$11,510	$12,485
6/30/2019	$12,936	$11,671	$12,865
7/31/2019	$13,083	$11,763	$13,013
8/31/2019	$13,087	$12,030	$13,084
9/30/2019	$13,052	$11,974	$13,037
10/31/2019	$13,131	$11,953	$13,086
11/30/2019	$13,112	$11,939	$13,064
12/31/2019	$13,405	$11,915	$13,309
1/31/2020	$13,648	$12,130	$13,541
2/29/2020	$13,566	$12,278	$13,431
3/31/2020	$11,679	$12,087	$11,745
4/30/2020	$11,934	$12,283	$12,003
5/31/2020	$12,672	$12,318	$12,691
6/30/2020	$13,074	$12,379	$13,061
7/31/2020	$13,577	$12,514	$13,544
8/31/2020	$13,647	$12,424	$13,584
9/30/2020	$13,415	$12,469	$13,359
10/31/2020	$13,418	$12,470	$13,343
11/30/2020	$14,028	$12,541	$13,843
12/31/2020	$14,325	$12,580	$14,092
1/31/2021	$14,147	$12,512	$13,921
2/28/2021	$13,811	$12,317	$13,564
3/31/2021	$13,626	$12,269	$13,423
4/30/2021	$13,959	$12,301	$13,680
5/31/2021	$14,123	$12,328	$13,828
6/30/2021	$14,221	$12,389	$13,951
7/31/2021	$14,304	$12,543	$14,027
8/31/2021	$14,453	$12,517	$14,154
9/30/2021	$14,143	$12,399	$13,877
10/31/2021	$14,066	$12,367	$13,885
11/30/2021	$13,782	$12,455	$13,684
12/31/2021	$13,979	$12,405	$13,879
1/31/2022	$13,601	$12,210	$13,478
2/28/2022	$12,899	$12,047	$12,736
3/31/2022	$12,903	$11,788	$12,594
4/30/2022	$12,196	$11,471	$11,904
5/31/2022	$12,183	$11,455	$11,926
6/30/2022	$11,436	$11,281	$11,266
7/31/2022	$11,751	$11,568	$11,626
8/31/2022	$11,655	$11,266	$11,490
9/30/2022	$10,915	$10,905	$10,792
10/31/2022	$10,868	$10,867	$10,801
11/30/2022	$11,749	$11,144	$11,551
12/31/2022	$11,800	$11,013	$11,595
1/31/2023	$12,243	$11,267	$11,956
2/28/2023	$11,951	$11,087	$11,692
3/31/2023	$12,081	$11,333	$11,856
4/30/2023	$12,133	$11,391	$11,916
5/31/2023	$11,999	$11,346	$11,810
6/30/2023	$12,253	$11,339	$12,037
7/31/2023	$12,464	$11,343	$12,231
8/31/2023	$12,282	$11,329	$12,060
9/30/2023	$11,934	$11,133	$11,721
10/31/2023	$11,838	$11,054	$11,551
11/30/2023	$12,519	$11,434	$12,220
12/31/2023	$13,144	$11,800	$12,807
1/31/2024	$13,025	$11,777	$12,656
2/29/2024	$13,117	$11,696	$12,743
3/31/2024	$13,399	$11,801	$12,986
4/30/2024	$13,138	$11,611	$12,725
5/31/2024	$13,388	$11,714	$12,957
6/30/2024	$13,465	$11,816	$13,043
7/31/2024	$13,748	$12,044	$13,281
8/31/2024	$14,049	$12,176	$13,590
9/30/2024	$14,346	$12,317	$13,834
10/31/2024	$14,087	$12,151	$13,586
11/30/2024	$14,320	$12,295	$13,747
12/31/2024	$14,141	$12,201	$13,541

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.59%	1.08%	3.53%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	5.73%	0.35%	3.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 192,038,000
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 881,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$192,038
# of Portfolio Holdings	896
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$881
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.4%
Brazil	7.6%
United States	7.3%
Turkey	6.3%
Indonesia	3.7%
Argentina	3.6%
Saudi Arabia	3.3%
Dominican Republic	3.3%
United Arab Emirates	3.2%
South Africa	2.6%
Cayman Islands	2.5%
Other Countries	49.6%
Short-Term Instruments	0.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000148732
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$164	1.58%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to the Turkish lira contributed to performance, as the Turkish lira had positive carry.

• Overweight exposure to Ecuadorian sovereign debt contributed to performance, as spreads tightened.

• Overweight exposure to Ukrainian quasi-sovereign debt contributed to performance, as spreads tightened.

• Underweight exposure to emerging markets spreads detracted from performance, as spreads tightened.

• Security selection within Venezuelan sovereign debt detracted from performance, as spreads widened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class M	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,957	$10,186	$10,034
2/28/2015	$10,134	$10,126	$10,159
3/31/2015	$10,173	$10,184	$10,206
4/30/2015	$10,460	$10,127	$10,407
5/31/2015	$10,434	$10,085	$10,351
6/30/2015	$10,225	$9,961	$10,176
7/31/2015	$10,212	$10,059	$10,218
8/31/2015	$9,946	$10,032	$10,108
9/30/2015	$9,614	$10,092	$9,968
10/31/2015	$10,026	$10,124	$10,283
11/30/2015	$10,009	$10,129	$10,277
12/31/2015	$9,746	$10,102	$10,123
1/31/2016	$9,634	$10,249	$10,103
2/29/2016	$9,809	$10,348	$10,307
3/31/2016	$10,211	$10,433	$10,651
4/30/2016	$10,475	$10,451	$10,855
5/31/2016	$10,449	$10,495	$10,822
6/30/2016	$10,884	$10,695	$11,226
7/31/2016	$11,080	$10,759	$11,401
8/31/2016	$11,305	$10,753	$11,606
9/30/2016	$11,362	$10,752	$11,645
10/31/2016	$11,233	$10,648	$11,475
11/30/2016	$10,786	$10,472	$10,997
12/31/2016	$11,010	$10,501	$11,155
1/31/2017	$11,167	$10,462	$11,315
2/28/2017	$11,407	$10,552	$11,550
3/31/2017	$11,456	$10,547	$11,590
4/30/2017	$11,643	$10,619	$11,779
5/31/2017	$11,716	$10,681	$11,877
6/30/2017	$11,659	$10,651	$11,846
7/31/2017	$11,757	$10,686	$11,924
8/31/2017	$11,957	$10,783	$12,130
9/30/2017	$11,987	$10,733	$12,128
10/31/2017	$12,041	$10,779	$12,150
11/30/2017	$11,996	$10,795	$12,118
12/31/2017	$12,061	$10,819	$12,194
1/31/2018	$12,060	$10,742	$12,170
2/28/2018	$11,848	$10,718	$11,932
3/31/2018	$11,875	$10,807	$11,977
4/30/2018	$11,724	$10,767	$11,802
5/31/2018	$11,582	$10,807	$11,674
6/30/2018	$11,450	$10,827	$11,556
7/31/2018	$11,671	$10,830	$11,795
8/31/2018	$11,401	$10,863	$11,568
9/30/2018	$11,624	$10,822	$11,772
10/31/2018	$11,362	$10,800	$11,510
11/30/2018	$11,302	$10,853	$11,464
12/31/2018	$11,456	$11,010	$11,632
1/31/2019	$11,992	$11,127	$12,146
2/28/2019	$12,074	$11,140	$12,221
3/31/2019	$12,221	$11,340	$12,399
4/30/2019	$12,235	$11,346	$12,414
5/31/2019	$12,271	$11,510	$12,485
6/30/2019	$12,680	$11,671	$12,865
7/31/2019	$12,818	$11,763	$13,013
8/31/2019	$12,817	$12,030	$13,084
9/30/2019	$12,778	$11,974	$13,037
10/31/2019	$12,851	$11,953	$13,086
11/30/2019	$12,827	$11,939	$13,064
12/31/2019	$13,109	$11,915	$13,309
1/31/2020	$13,342	$12,130	$13,541
2/29/2020	$13,257	$12,278	$13,431
3/31/2020	$11,408	$12,087	$11,745
4/30/2020	$11,653	$12,283	$12,003
5/31/2020	$12,370	$12,318	$12,691
6/30/2020	$12,757	$12,379	$13,061
7/31/2020	$13,242	$12,514	$13,544
8/31/2020	$13,306	$12,424	$13,584
9/30/2020	$13,075	$12,469	$13,359
10/31/2020	$13,072	$12,470	$13,343
11/30/2020	$13,662	$12,541	$13,843
12/31/2020	$13,946	$12,580	$14,092
1/31/2021	$13,768	$12,512	$13,921
2/28/2021	$13,436	$12,317	$13,564
3/31/2021	$13,251	$12,269	$13,423
4/30/2021	$13,569	$12,301	$13,680
5/31/2021	$13,724	$12,328	$13,828
6/30/2021	$13,814	$12,389	$13,951
7/31/2021	$13,889	$12,543	$14,027
8/31/2021	$14,028	$12,517	$14,154
9/30/2021	$13,723	$12,399	$13,877
10/31/2021	$13,642	$12,367	$13,885
11/30/2021	$13,362	$12,455	$13,684
12/31/2021	$13,548	$12,405	$13,879
1/31/2022	$13,177	$12,210	$13,478
2/28/2022	$12,492	$12,047	$12,736
3/31/2022	$12,492	$11,788	$12,594
4/30/2022	$11,802	$11,471	$11,904
5/31/2022	$11,785	$11,455	$11,926
6/30/2022	$11,058	$11,281	$11,266
7/31/2022	$11,359	$11,568	$11,626
8/31/2022	$11,261	$11,266	$11,490
9/30/2022	$10,542	$10,905	$10,792
10/31/2022	$10,493	$10,867	$10,801
11/30/2022	$11,340	$11,144	$11,551
12/31/2022	$11,385	$11,013	$11,595
1/31/2023	$11,807	$11,267	$11,956
2/28/2023	$11,521	$11,087	$11,692
3/31/2023	$11,643	$11,333	$11,856
4/30/2023	$11,689	$11,391	$11,916
5/31/2023	$11,555	$11,346	$11,810
6/30/2023	$11,795	$11,339	$12,037
7/31/2023	$11,994	$11,343	$12,231
8/31/2023	$11,814	$11,329	$12,060
9/30/2023	$11,475	$11,133	$11,721
10/31/2023	$11,379	$11,054	$11,551
11/30/2023	$12,029	$11,434	$12,220
12/31/2023	$12,624	$11,800	$12,807
1/31/2024	$12,506	$11,777	$12,656
2/29/2024	$12,590	$11,696	$12,743
3/31/2024	$12,855	$11,801	$12,986
4/30/2024	$12,600	$11,611	$12,725
5/31/2024	$12,835	$11,714	$12,957
6/30/2024	$12,904	$11,816	$13,043
7/31/2024	$13,171	$12,044	$13,281
8/31/2024	$13,453	$12,176	$13,590
9/30/2024	$13,733	$12,317	$13,834
10/31/2024	$13,480	$12,151	$13,586
11/30/2024	$13,698	$12,295	$13,747
12/31/2024	$13,522	$12,201	$13,541

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class M	7.11%	0.62%	3.06%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	5.73%	0.35%	3.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 192,038,000
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 881,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$192,038
# of Portfolio Holdings	896
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$881
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.4%
Brazil	7.6%
United States	7.3%
Turkey	6.3%
Indonesia	3.7%
Argentina	3.6%
Saudi Arabia	3.3%
Dominican Republic	3.3%
United Arab Emirates	3.2%
South Africa	2.6%
Cayman Islands	2.5%
Other Countries	49.6%
Short-Term Instruments	0.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026497
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$108	1.08%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-backed securities, contributed to absolute performance, as spreads tightened.

• Long exposure to non-financial investment grade corporate credit, particularly an emphasis on index-linked instruments, contributed to absolute performance, as spreads tightened.

• Long exposure to duration in the U.S. detracted from absolute performance, as yields rose.

• Long exposure to the Japanese yen detracted from absolute performance, as the currency depreciated against the U.S. dollar.

• Long exposure to the euro detracted from absolute performance, as the currency depreciated against the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Unhedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,077	$9,984
2/28/2015	$9,958	$9,903
3/31/2015	$9,870	$9,808
4/30/2015	$9,922	$9,912
5/31/2015	$9,671	$9,735
6/30/2015	$9,611	$9,692
7/31/2015	$9,678	$9,714
8/31/2015	$9,700	$9,725
9/30/2015	$9,746	$9,775
10/31/2015	$9,748	$9,796
11/30/2015	$9,597	$9,633
12/31/2015	$9,597	$9,685
1/31/2016	$9,665	$9,769
2/29/2016	$9,810	$9,986
3/31/2016	$10,095	$10,256
4/30/2016	$10,256	$10,392
5/31/2016	$10,111	$10,253
6/30/2016	$10,436	$10,552
7/31/2016	$10,597	$10,632
8/31/2016	$10,559	$10,580
9/30/2016	$10,640	$10,638
10/31/2016	$10,400	$10,343
11/30/2016	$9,982	$9,932
12/31/2016	$9,984	$9,887
1/31/2017	$10,111	$9,998
2/28/2017	$10,195	$10,045
3/31/2017	$10,230	$10,061
4/30/2017	$10,333	$10,174
5/31/2017	$10,506	$10,332
6/30/2017	$10,509	$10,323
7/31/2017	$10,719	$10,496
8/31/2017	$10,826	$10,600
9/30/2017	$10,750	$10,505
10/31/2017	$10,718	$10,465
11/30/2017	$10,810	$10,581
12/31/2017	$10,845	$10,618
1/31/2018	$11,063	$10,744
2/28/2018	$10,882	$10,649
3/31/2018	$10,942	$10,762
4/30/2018	$10,765	$10,590
5/31/2018	$10,632	$10,510
6/30/2018	$10,581	$10,463
7/31/2018	$10,646	$10,445
8/31/2018	$10,542	$10,456
9/30/2018	$10,576	$10,366
10/31/2018	$10,398	$10,250
11/30/2018	$10,392	$10,282
12/31/2018	$10,391	$10,490
1/31/2019	$10,628	$10,650
2/28/2019	$10,628	$10,589
3/31/2019	$10,632	$10,721
4/30/2019	$10,665	$10,690
5/31/2019	$10,692	$10,834
6/30/2019	$10,881	$11,075
7/31/2019	$10,791	$11,044
8/31/2019	$10,814	$11,268
9/30/2019	$10,775	$11,154
10/31/2019	$10,887	$11,228
11/30/2019	$10,811	$11,143
12/31/2019	$11,027	$11,208
1/31/2020	$11,057	$11,351
2/29/2020	$10,977	$11,427
3/31/2020	$10,372	$11,171
4/30/2020	$10,653	$11,390
5/31/2020	$10,870	$11,440
6/30/2020	$11,049	$11,542
7/31/2020	$11,429	$11,910
8/31/2020	$11,622	$11,892
9/30/2020	$11,516	$11,849
10/31/2020	$11,557	$11,861
11/30/2020	$11,854	$12,076
12/31/2020	$12,143	$12,238
1/31/2021	$12,110	$12,131
2/28/2021	$12,009	$11,922
3/31/2021	$11,840	$11,693
4/30/2021	$12,001	$11,840
5/31/2021	$12,090	$11,951
6/30/2021	$11,899	$11,846
7/31/2021	$11,943	$12,004
8/31/2021	$11,913	$11,954
9/30/2021	$11,795	$11,741
10/31/2021	$11,687	$11,713
11/30/2021	$11,589	$11,679
12/31/2021	$11,638	$11,662
1/31/2022	$11,532	$11,423
2/28/2022	$11,425	$11,288
3/31/2022	$11,181	$10,944
4/30/2022	$10,671	$10,344
5/31/2022	$10,716	$10,373
6/30/2022	$10,358	$10,040
7/31/2022	$10,459	$10,253
8/31/2022	$10,191	$9,849
9/30/2022	$9,757	$9,343
10/31/2022	$9,713	$9,278
11/30/2022	$10,226	$9,715
12/31/2022	$10,357	$9,767
1/31/2023	$10,668	$10,088
2/28/2023	$10,342	$9,753
3/31/2023	$10,548	$10,061
4/30/2023	$10,611	$10,106
5/31/2023	$10,401	$9,908
6/30/2023	$10,396	$9,907
7/31/2023	$10,504	$9,976
8/31/2023	$10,345	$9,839
9/30/2023	$10,117	$9,552
10/31/2023	$9,991	$9,438
11/30/2023	$10,452	$9,914
12/31/2023	$10,902	$10,326
1/31/2024	$10,749	$10,183
2/29/2024	$10,656	$10,055
3/31/2024	$10,768	$10,111
4/30/2024	$10,551	$9,855
5/31/2024	$10,749	$9,985
6/30/2024	$10,726	$9,999
7/31/2024	$10,991	$10,275
8/31/2024	$11,141	$10,518
9/30/2024	$11,346	$10,697
10/31/2024	$10,950	$10,339
11/30/2024	$10,998	$10,374
12/31/2024	$10,848	$10,151

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	(0.50%)	(0.33%)	0.82%
Bloomberg Global Aggregate (USD Unhedged) Index	(1.69%)	(1.96%)	0.15%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 129,295,000
Holdings Count | Holding	918
Advisory Fees Paid, Amount	$ 316,000
InvestmentCompanyPortfolioTurnover	607.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$129,295
# of Portfolio Holdings	918
Portfolio Turnover Rate	607%
Total Net Advisory Fees Paid During the Reporting Period	$316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	67.2%
Japan	5.3%
Cayman Islands	4.3%
Luxembourg	4.2%
United Kingdom	3.0%
Ireland	3.0%
France	2.9%
Italy	1.9%
Brazil	1.9%
Canada	1.6%
South Africa	1.6%
Other Countries	14.3%
Short-Term Instruments	0.6%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000030988
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$118	1.18%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-backed securities, contributed to absolute performance, as spreads tightened.

• Long exposure to non-financial investment grade corporate credit, particularly an emphasis on index-linked instruments, contributed to absolute performance, as spreads tightened.

• Long exposure to duration in the U.S. detracted from absolute performance, as yields rose.

• Long exposure to the Japanese yen detracted from absolute performance, as the currency depreciated against the U.S. dollar.

• Long exposure to the euro detracted from absolute performance, as the currency depreciated against the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate (USD Unhedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,076	$9,984
2/28/2015	$9,957	$9,903
3/31/2015	$9,868	$9,808
4/30/2015	$9,918	$9,912
5/31/2015	$9,667	$9,735
6/30/2015	$9,606	$9,692
7/31/2015	$9,672	$9,714
8/31/2015	$9,694	$9,725
9/30/2015	$9,738	$9,775
10/31/2015	$9,740	$9,796
11/30/2015	$9,588	$9,633
12/31/2015	$9,587	$9,685
1/31/2016	$9,655	$9,769
2/29/2016	$9,799	$9,986
3/31/2016	$10,083	$10,256
4/30/2016	$10,243	$10,392
5/31/2016	$10,097	$10,253
6/30/2016	$10,420	$10,552
7/31/2016	$10,580	$10,632
8/31/2016	$10,542	$10,580
9/30/2016	$10,621	$10,638
10/31/2016	$10,381	$10,343
11/30/2016	$9,963	$9,932
12/31/2016	$9,964	$9,887
1/31/2017	$10,090	$9,998
2/28/2017	$10,173	$10,045
3/31/2017	$10,207	$10,061
4/30/2017	$10,309	$10,174
5/31/2017	$10,481	$10,332
6/30/2017	$10,483	$10,323
7/31/2017	$10,692	$10,496
8/31/2017	$10,798	$10,600
9/30/2017	$10,721	$10,505
10/31/2017	$10,688	$10,465
11/30/2017	$10,778	$10,581
12/31/2017	$10,813	$10,618
1/31/2018	$11,029	$10,744
2/28/2018	$10,848	$10,649
3/31/2018	$10,907	$10,762
4/30/2018	$10,729	$10,590
5/31/2018	$10,596	$10,510
6/30/2018	$10,544	$10,463
7/31/2018	$10,608	$10,445
8/31/2018	$10,504	$10,456
9/30/2018	$10,537	$10,366
10/31/2018	$10,359	$10,250
11/30/2018	$10,351	$10,282
12/31/2018	$10,349	$10,490
1/31/2019	$10,584	$10,650
2/28/2019	$10,584	$10,589
3/31/2019	$10,587	$10,721
4/30/2019	$10,619	$10,690
5/31/2019	$10,645	$10,834
6/30/2019	$10,833	$11,075
7/31/2019	$10,742	$11,044
8/31/2019	$10,764	$11,268
9/30/2019	$10,724	$11,154
10/31/2019	$10,834	$11,228
11/30/2019	$10,758	$11,143
12/31/2019	$10,972	$11,208
1/31/2020	$11,001	$11,351
2/29/2020	$10,920	$11,427
3/31/2020	$10,318	$11,171
4/30/2020	$10,596	$11,390
5/31/2020	$10,812	$11,440
6/30/2020	$10,988	$11,542
7/31/2020	$11,365	$11,910
8/31/2020	$11,556	$11,892
9/30/2020	$11,450	$11,849
10/31/2020	$11,490	$11,861
11/30/2020	$11,785	$12,076
12/31/2020	$12,070	$12,238
1/31/2021	$12,037	$12,131
2/28/2021	$11,935	$11,922
3/31/2021	$11,766	$11,693
4/30/2021	$11,925	$11,840
5/31/2021	$12,013	$11,951
6/30/2021	$11,822	$11,846
7/31/2021	$11,865	$12,004
8/31/2021	$11,834	$11,954
9/30/2021	$11,716	$11,741
10/31/2021	$11,608	$11,713
11/30/2021	$11,510	$11,679
12/31/2021	$11,557	$11,662
1/31/2022	$11,451	$11,423
2/28/2022	$11,344	$11,288
3/31/2022	$11,101	$10,944
4/30/2022	$10,593	$10,344
5/31/2022	$10,637	$10,373
6/30/2022	$10,281	$10,040
7/31/2022	$10,381	$10,253
8/31/2022	$10,114	$9,849
9/30/2022	$9,682	$9,343
10/31/2022	$9,637	$9,278
11/30/2022	$10,145	$9,715
12/31/2022	$10,275	$9,767
1/31/2023	$10,582	$10,088
2/28/2023	$10,258	$9,753
3/31/2023	$10,462	$10,061
4/30/2023	$10,523	$10,106
5/31/2023	$10,314	$9,908
6/30/2023	$10,309	$9,907
7/31/2023	$10,415	$9,976
8/31/2023	$10,256	$9,839
9/30/2023	$10,029	$9,552
10/31/2023	$9,904	$9,438
11/30/2023	$10,359	$9,914
12/31/2023	$10,804	$10,326
1/31/2024	$10,652	$10,183
2/29/2024	$10,559	$10,055
3/31/2024	$10,669	$10,111
4/30/2024	$10,453	$9,855
5/31/2024	$10,649	$9,985
6/30/2024	$10,625	$9,999
7/31/2024	$10,886	$10,275
8/31/2024	$11,034	$10,518
9/30/2024	$11,236	$10,697
10/31/2024	$10,843	$10,339
11/30/2024	$10,890	$10,374
12/31/2024	$10,740	$10,151

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	(0.60%)	(0.43%)	0.72%
Bloomberg Global Aggregate (USD Unhedged) Index	(1.69%)	(1.96%)	0.15%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 129,295,000
Holdings Count | Holding	918
Advisory Fees Paid, Amount	$ 316,000
InvestmentCompanyPortfolioTurnover	607.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$129,295
# of Portfolio Holdings	918
Portfolio Turnover Rate	607%
Total Net Advisory Fees Paid During the Reporting Period	$316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	67.2%
Japan	5.3%
Cayman Islands	4.3%
Luxembourg	4.2%
United Kingdom	3.0%
Ireland	3.0%
France	2.9%
Italy	1.9%
Brazil	1.9%
Canada	1.6%
South Africa	1.6%
Other Countries	14.3%
Short-Term Instruments	0.6%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000030996
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.93%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-backed securities, contributed to absolute performance, as spreads tightened.

• Long exposure to non-financial investment grade corporate credit, particularly an emphasis on index-linked instruments, contributed to absolute performance, as spreads tightened.

• Long exposure to duration in the U.S. detracted from absolute performance, as yields rose.

• Long exposure to the Japanese yen detracted from absolute performance, as the currency depreciated against the U.S. dollar.

• Long exposure to the euro detracted from absolute performance, as the currency depreciated against the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Unhedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,078	$9,984
2/28/2015	$9,961	$9,903
3/31/2015	$9,874	$9,808
4/30/2015	$9,926	$9,912
5/31/2015	$9,677	$9,735
6/30/2015	$9,618	$9,692
7/31/2015	$9,687	$9,714
8/31/2015	$9,710	$9,725
9/30/2015	$9,757	$9,775
10/31/2015	$9,760	$9,796
11/30/2015	$9,610	$9,633
12/31/2015	$9,611	$9,685
1/31/2016	$9,681	$9,769
2/29/2016	$9,827	$9,986
3/31/2016	$10,114	$10,256
4/30/2016	$10,277	$10,392
5/31/2016	$10,132	$10,253
6/30/2016	$10,459	$10,552
7/31/2016	$10,622	$10,632
8/31/2016	$10,585	$10,580
9/30/2016	$10,668	$10,638
10/31/2016	$10,429	$10,343
11/30/2016	$10,010	$9,932
12/31/2016	$10,014	$9,887
1/31/2017	$10,143	$9,998
2/28/2017	$10,228	$10,045
3/31/2017	$10,264	$10,061
4/30/2017	$10,369	$10,174
5/31/2017	$10,544	$10,332
6/30/2017	$10,548	$10,323
7/31/2017	$10,761	$10,496
8/31/2017	$10,869	$10,600
9/30/2017	$10,794	$10,505
10/31/2017	$10,764	$10,465
11/30/2017	$10,857	$10,581
12/31/2017	$10,894	$10,618
1/31/2018	$11,114	$10,744
2/28/2018	$10,934	$10,649
3/31/2018	$10,996	$10,762
4/30/2018	$10,818	$10,590
5/31/2018	$10,686	$10,510
6/30/2018	$10,637	$10,463
7/31/2018	$10,703	$10,445
8/31/2018	$10,600	$10,456
9/30/2018	$10,635	$10,366
10/31/2018	$10,458	$10,250
11/30/2018	$10,453	$10,282
12/31/2018	$10,453	$10,490
1/31/2019	$10,693	$10,650
2/28/2019	$10,694	$10,589
3/31/2019	$10,699	$10,721
4/30/2019	$10,734	$10,690
5/31/2019	$10,763	$10,834
6/30/2019	$10,955	$11,075
7/31/2019	$10,865	$11,044
8/31/2019	$10,890	$11,268
9/30/2019	$10,851	$11,154
10/31/2019	$10,965	$11,228
11/30/2019	$10,891	$11,143
12/31/2019	$11,110	$11,208
1/31/2020	$11,141	$11,351
2/29/2020	$11,062	$11,427
3/31/2020	$10,454	$11,171
4/30/2020	$10,738	$11,390
5/31/2020	$10,959	$11,440
6/30/2020	$11,140	$11,542
7/31/2020	$11,525	$11,910
8/31/2020	$11,721	$11,892
9/30/2020	$11,615	$11,849
10/31/2020	$11,658	$11,861
11/30/2020	$11,960	$12,076
12/31/2020	$12,252	$12,238
1/31/2021	$12,221	$12,131
2/28/2021	$12,120	$11,922
3/31/2021	$11,951	$11,693
4/30/2021	$12,115	$11,840
5/31/2021	$12,207	$11,951
6/30/2021	$12,015	$11,846
7/31/2021	$12,061	$12,004
8/31/2021	$12,032	$11,954
9/30/2021	$11,915	$11,741
10/31/2021	$11,807	$11,713
11/30/2021	$11,710	$11,679
12/31/2021	$11,760	$11,662
1/31/2022	$11,655	$11,423
2/28/2022	$11,548	$11,288
3/31/2022	$11,303	$10,944
4/30/2022	$10,789	$10,344
5/31/2022	$10,836	$10,373
6/30/2022	$10,475	$10,040
7/31/2022	$10,579	$10,253
8/31/2022	$10,309	$9,849
9/30/2022	$9,871	$9,343
10/31/2022	$9,827	$9,278
11/30/2022	$10,348	$9,715
12/31/2022	$10,482	$9,767
1/31/2023	$10,798	$10,088
2/28/2023	$10,469	$9,753
3/31/2023	$10,680	$10,061
4/30/2023	$10,744	$10,106
5/31/2023	$10,533	$9,908
6/30/2023	$10,530	$9,907
7/31/2023	$10,640	$9,976
8/31/2023	$10,480	$9,839
9/30/2023	$10,251	$9,552
10/31/2023	$10,124	$9,438
11/30/2023	$10,592	$9,914
12/31/2023	$11,050	$10,326
1/31/2024	$10,896	$10,183
2/29/2024	$10,803	$10,055
3/31/2024	$10,918	$10,111
4/30/2024	$10,700	$9,855
5/31/2024	$10,902	$9,985
6/30/2024	$10,880	$9,999
7/31/2024	$11,150	$10,275
8/31/2024	$11,304	$10,518
9/30/2024	$11,513	$10,697
10/31/2024	$11,113	$10,339
11/30/2024	$11,163	$10,374
12/31/2024	$11,011	$10,151

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(0.35%)	(0.18%)	0.97%
Bloomberg Global Aggregate (USD Unhedged) Index	(1.69%)	(1.96%)	0.15%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 129,295,000
Holdings Count | Holding	918
Advisory Fees Paid, Amount	$ 316,000
InvestmentCompanyPortfolioTurnover	607.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$129,295
# of Portfolio Holdings	918
Portfolio Turnover Rate	607%
Total Net Advisory Fees Paid During the Reporting Period	$316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	67.2%
Japan	5.3%
Cayman Islands	4.3%
Luxembourg	4.2%
United Kingdom	3.0%
Ireland	3.0%
France	2.9%
Italy	1.9%
Brazil	1.9%
Canada	1.6%
South Africa	1.6%
Other Countries	14.3%
Short-Term Instruments	0.6%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000098620
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Bond (Hedged) Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Core Bond (Hedged) Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$106	1.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

• Underweight exposure to the long end of the U.S. yield curve contributed to performance, as yields rose.

• Selection across the coupon stack within U.S. agency MBS contributed to relative performance, as higher coupons outperformed.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

• Short exposure to the euro detracted from relative performance, as the currency appreciated against the U.S. dollar in the third quarter of 2024.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,968	$10,186
2/28/2015	$9,989	$10,126
3/31/2015	$9,833	$10,184
4/30/2015	$9,982	$10,127
5/31/2015	$9,793	$10,085
6/30/2015	$9,728	$9,961
7/31/2015	$9,666	$10,059
8/31/2015	$9,544	$10,032
9/30/2015	$9,449	$10,092
10/31/2015	$9,605	$10,124
11/30/2015	$9,599	$10,129
12/31/2015	$9,496	$10,102
1/31/2016	$9,514	$10,249
2/29/2016	$9,488	$10,348
3/31/2016	$9,752	$10,433
4/30/2016	$9,832	$10,451
5/31/2016	$9,736	$10,495
6/30/2016	$9,973	$10,695
7/31/2016	$10,127	$10,759
8/31/2016	$10,178	$10,753
9/30/2016	$10,245	$10,752
10/31/2016	$10,218	$10,648
11/30/2016	$10,075	$10,472
12/31/2016	$10,141	$10,501
1/31/2017	$10,126	$10,462
2/28/2017	$10,265	$10,552
3/31/2017	$10,255	$10,547
4/30/2017	$10,310	$10,619
5/31/2017	$10,376	$10,681
6/30/2017	$10,344	$10,651
7/31/2017	$10,400	$10,686
8/31/2017	$10,523	$10,783
9/30/2017	$10,512	$10,733
10/31/2017	$10,557	$10,779
11/30/2017	$10,570	$10,795
12/31/2017	$10,575	$10,819
1/31/2018	$10,566	$10,742
2/28/2018	$10,523	$10,718
3/31/2018	$10,604	$10,807
4/30/2018	$10,572	$10,767
5/31/2018	$10,597	$10,807
6/30/2018	$10,624	$10,827
7/31/2018	$10,652	$10,830
8/31/2018	$10,669	$10,863
9/30/2018	$10,637	$10,822
10/31/2018	$10,607	$10,800
11/30/2018	$10,601	$10,853
12/31/2018	$10,686	$11,010
1/31/2019	$10,826	$11,127
2/28/2019	$10,853	$11,140
3/31/2019	$11,010	$11,340
4/30/2019	$11,043	$11,346
5/31/2019	$11,184	$11,510
6/30/2019	$11,333	$11,671
7/31/2019	$11,413	$11,763
8/31/2019	$11,608	$12,030
9/30/2019	$11,546	$11,974
10/31/2019	$11,540	$11,953
11/30/2019	$11,506	$11,939
12/31/2019	$11,528	$11,915
1/31/2020	$11,734	$12,130
2/29/2020	$11,811	$12,278
3/31/2020	$11,423	$12,087
4/30/2020	$11,675	$12,283
5/31/2020	$11,796	$12,318
6/30/2020	$11,917	$12,379
7/31/2020	$12,117	$12,514
8/31/2020	$12,146	$12,424
9/30/2020	$12,200	$12,469
10/31/2020	$12,230	$12,470
11/30/2020	$12,358	$12,541
12/31/2020	$12,462	$12,580
1/31/2021	$12,426	$12,512
2/28/2021	$12,268	$12,317
3/31/2021	$12,223	$12,269
4/30/2021	$12,278	$12,301
5/31/2021	$12,294	$12,328
6/30/2021	$12,320	$12,389
7/31/2021	$12,447	$12,543
8/31/2021	$12,434	$12,517
9/30/2021	$12,320	$12,399
10/31/2021	$12,255	$12,367
11/30/2021	$12,292	$12,455
12/31/2021	$12,274	$12,405
1/31/2022	$12,120	$12,210
2/28/2022	$11,943	$12,047
3/31/2022	$11,715	$11,788
4/30/2022	$11,371	$11,471
5/31/2022	$11,335	$11,455
6/30/2022	$11,085	$11,281
7/31/2022	$11,372	$11,568
8/31/2022	$11,104	$11,266
9/30/2022	$10,691	$10,905
10/31/2022	$10,663	$10,867
11/30/2022	$10,952	$11,144
12/31/2022	$10,857	$11,013
1/31/2023	$11,160	$11,267
2/28/2023	$10,994	$11,087
3/31/2023	$11,147	$11,333
4/30/2023	$11,204	$11,391
5/31/2023	$11,146	$11,346
6/30/2023	$11,144	$11,339
7/31/2023	$11,192	$11,343
8/31/2023	$11,166	$11,329
9/30/2023	$11,019	$11,133
10/31/2023	$10,909	$11,054
11/30/2023	$11,315	$11,434
12/31/2023	$11,723	$11,800
1/31/2024	$11,702	$11,777
2/29/2024	$11,629	$11,696
3/31/2024	$11,797	$11,801
4/30/2024	$11,606	$11,611
5/31/2024	$11,729	$11,714
6/30/2024	$11,808	$11,816
7/31/2024	$12,000	$12,044
8/31/2024	$12,060	$12,176
9/30/2024	$12,236	$12,317
10/31/2024	$12,003	$12,151
11/30/2024	$12,194	$12,295
12/31/2024	$12,140	$12,201

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.56%	1.04%	1.96%
Bloomberg Global Aggregate (USD Hedged) Index	3.40%	0.48%	2.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 84,734,000
Holdings Count | Holding	834
Advisory Fees Paid, Amount	$ 221,000
InvestmentCompanyPortfolioTurnover	584.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$84,734
# of Portfolio Holdings	834
Portfolio Turnover Rate	584%
Total Net Advisory Fees Paid During the Reporting Period	$221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.0%
United Kingdom	5.3%
Canada	4.9%
Cayman Islands	4.7%
Japan	4.4%
Ireland	2.9%
Denmark	2.5%
Brazil	1.9%
South Korea	1.9%
Other Countries	19.9%
Short-Term Instruments	2.0%
Affiliated Investments	0.9%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(29.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.17% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.17% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000112709
Shareholder Report [Line Items]
Fund Name	PIMCO Global Diversified Allocation Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to equities contributed to absolute performance, as equity-related Underlying PIMCO Funds and S&P 500 futures posted positive returns.

• Exposure to fixed income contributed to absolute performance, as fixed income-related Underlying PIMCO Funds posted positive returns.

• Active management in Underlying PIMCO Funds contributed to performance, as the majority of Underlying PIMCO Funds outperformed their respective benchmarks.

• The Portfolio’s volatility management strategy, implemented using S&P 500 futures, detracted from performance due to adverse equity positioning.

• Within the Portfolio's equity allocation, overweight exposure to international markets stocks through the PIMCO RAE International Fund, PIMCO StocksPLUS®International Fund (U.S. Dollar-Hedged) and PIMCO StocksPLUS®International Fund (Unhedged) detracted from relative performance, as international stocks underperformed the U.S. market.

• Put options on the S&P 500 Index, used for tail risk hedging, detracted from performance, as the S&P 500 Index posted positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	MSCI World Index	Bloomberg U.S. Aggregate Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,876	$9,819	$10,210	$9,975
2/28/2015	$10,230	$10,394	$10,114	$10,288
3/31/2015	$10,109	$10,231	$10,161	$10,211
4/30/2015	$10,233	$10,471	$10,124	$10,340
5/31/2015	$10,233	$10,507	$10,100	$10,351
6/30/2015	$9,993	$10,263	$9,990	$10,162
7/31/2015	$10,051	$10,447	$10,059	$10,299
8/31/2015	$9,551	$9,756	$10,045	$9,885
9/30/2015	$9,248	$9,396	$10,113	$9,692
10/31/2015	$9,703	$10,141	$10,114	$10,154
11/30/2015	$9,674	$10,090	$10,088	$10,113
12/31/2015	$9,443	$9,913	$10,055	$9,993
1/31/2016	$9,091	$9,320	$10,193	$9,690
2/29/2016	$8,988	$9,250	$10,266	$9,674
3/31/2016	$9,438	$9,878	$10,360	$10,103
4/30/2016	$9,593	$10,035	$10,400	$10,215
5/31/2016	$9,604	$10,091	$10,402	$10,250
6/30/2016	$9,614	$9,978	$10,589	$10,255
7/31/2016	$9,916	$10,399	$10,656	$10,541
8/31/2016	$9,957	$10,408	$10,644	$10,541
9/30/2016	$9,988	$10,463	$10,638	$10,572
10/31/2016	$9,883	$10,261	$10,556	$10,417
11/30/2016	$9,936	$10,408	$10,307	$10,408
12/31/2016	$10,180	$10,657	$10,321	$10,564
1/31/2017	$10,349	$10,915	$10,341	$10,725
2/28/2017	$10,612	$11,217	$10,411	$10,932
3/31/2017	$10,656	$11,337	$10,405	$11,000
4/30/2017	$10,782	$11,505	$10,486	$11,132
5/31/2017	$10,920	$11,748	$10,567	$11,307
6/30/2017	$10,962	$11,793	$10,556	$11,329
7/31/2017	$11,143	$12,076	$10,601	$11,511
8/31/2017	$11,228	$12,093	$10,696	$11,562
9/30/2017	$11,397	$12,364	$10,645	$11,696
10/31/2017	$11,590	$12,598	$10,652	$11,831
11/30/2017	$11,772	$12,871	$10,638	$11,979
12/31/2017	$11,898	$13,045	$10,687	$12,098
1/31/2018	$12,342	$13,733	$10,564	$12,425
2/28/2018	$11,898	$13,164	$10,464	$12,069
3/31/2018	$11,728	$12,878	$10,531	$11,943
4/30/2018	$11,750	$13,026	$10,452	$11,989
5/31/2018	$11,815	$13,107	$10,527	$12,069
6/30/2018	$11,797	$13,101	$10,514	$12,059
7/31/2018	$12,070	$13,510	$10,516	$12,286
8/31/2018	$12,168	$13,677	$10,584	$12,409
9/30/2018	$12,205	$13,753	$10,516	$12,419
10/31/2018	$11,503	$12,744	$10,433	$11,832
11/30/2018	$11,525	$12,888	$10,495	$11,941
12/31/2018	$10,834	$11,908	$10,688	$11,484
1/31/2019	$11,490	$12,835	$10,801	$12,069
2/28/2019	$11,739	$13,221	$10,795	$12,284
3/31/2019	$11,901	$13,394	$11,003	$12,475
4/30/2019	$12,230	$13,869	$11,005	$12,742
5/31/2019	$11,719	$13,069	$11,201	$12,391
6/30/2019	$12,369	$13,930	$11,341	$12,943
7/31/2019	$12,437	$13,999	$11,366	$12,993
8/31/2019	$12,175	$13,713	$11,661	$12,968
9/30/2019	$12,357	$14,005	$11,599	$13,106
10/31/2019	$12,598	$14,361	$11,634	$13,322
11/30/2019	$12,851	$14,761	$11,628	$13,542
12/31/2019	$13,187	$15,203	$11,620	$13,782
1/31/2020	$13,163	$15,111	$11,843	$13,838
2/29/2020	$12,641	$13,834	$12,056	$13,235
3/31/2020	$11,524	$12,003	$11,985	$12,153
4/30/2020	$11,874	$13,314	$12,198	$13,036
5/31/2020	$12,073	$13,957	$12,255	$13,439
6/30/2020	$12,321	$14,326	$12,332	$13,686
7/31/2020	$12,549	$15,012	$12,517	$14,160
8/31/2020	$12,854	$16,015	$12,416	$14,682
9/30/2020	$12,684	$15,462	$12,409	$14,375
10/31/2020	$12,607	$14,988	$12,353	$14,085
11/30/2020	$13,364	$16,904	$12,475	$15,221
12/31/2020	$13,734	$17,621	$12,492	$15,616
1/31/2021	$13,785	$17,446	$12,402	$15,478
2/28/2021	$13,902	$17,893	$12,223	$15,627
3/31/2021	$14,026	$18,488	$12,071	$15,861
4/30/2021	$14,406	$19,349	$12,166	$16,354
5/31/2021	$14,602	$19,627	$12,206	$16,517
6/30/2021	$14,743	$19,920	$12,291	$16,711
7/31/2021	$14,824	$20,277	$12,429	$16,965
8/31/2021	$14,984	$20,781	$12,405	$17,205
9/30/2021	$14,489	$19,919	$12,298	$16,717
10/31/2021	$14,837	$21,047	$12,294	$17,284
11/30/2021	$14,610	$20,586	$12,331	$17,077
12/31/2021	$14,915	$21,465	$12,299	$17,497
1/31/2022	$14,306	$20,330	$12,034	$16,791
2/28/2022	$13,955	$19,816	$11,900	$16,461
3/31/2022	$13,905	$20,359	$11,569	$16,549
4/30/2022	$13,178	$18,668	$11,130	$15,473
5/31/2022	$13,233	$18,682	$11,202	$15,520
6/30/2022	$12,433	$17,064	$11,026	$14,616
7/31/2022	$12,970	$18,419	$11,296	$15,455
8/31/2022	$12,632	$17,649	$10,977	$14,893
9/30/2022	$11,792	$16,008	$10,502	$13,805
10/31/2022	$12,072	$17,158	$10,366	$14,328
11/30/2022	$12,692	$18,351	$10,748	$15,137
12/31/2022	$12,445	$17,571	$10,699	$14,724
1/31/2023	$13,052	$18,815	$11,028	$15,530
2/28/2023	$12,769	$18,362	$10,743	$15,145
3/31/2023	$12,915	$18,930	$11,016	$15,580
4/30/2023	$13,058	$19,261	$11,083	$15,782
5/31/2023	$12,895	$19,069	$10,962	$15,618
6/30/2023	$13,406	$20,222	$10,923	$16,163
7/31/2023	$13,814	$20,902	$10,915	$16,484
8/31/2023	$13,446	$20,403	$10,846	$16,206
9/30/2023	$12,947	$19,522	$10,570	$15,622
10/31/2023	$12,617	$18,956	$10,403	$15,251
11/30/2023	$13,461	$20,733	$10,874	$16,385
12/31/2023	$14,145	$21,751	$11,291	$17,119
1/31/2024	$14,208	$22,012	$11,260	$17,223
2/29/2024	$14,541	$22,945	$11,101	$17,564
3/31/2024	$14,921	$23,683	$11,203	$17,967
4/30/2024	$14,477	$22,803	$10,920	$17,385
5/31/2024	$15,005	$23,821	$11,105	$17,969
6/30/2024	$15,203	$24,306	$11,210	$18,257
7/31/2024	$15,525	$24,734	$11,472	$18,620
8/31/2024	$15,654	$25,388	$11,637	$19,022
9/30/2024	$15,890	$25,853	$11,793	$19,333
10/31/2024	$15,461	$25,340	$11,500	$18,911
11/30/2024	$15,868	$26,503	$11,622	$19,512
12/31/2024	$15,417	$25,812	$11,432	$19,079

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	8.99%	3.17%	4.42%
MSCI World Index	18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	11.45%	6.72%	6.67%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 173,107,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$173,107
# of Portfolio Holdings	19
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	94.9%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	4.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Short-Term Fund	15.1%
PIMCO Total Return Fund IV	15.1%
PIMCO StocksPLUS® International Fund (Unhedged)	10.0%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5.0%
PIMCO Income Fund	5.0%
PIMCO Investment Grade Credit Bond Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO RAE PLUS Small Fund	5.0%
PIMCO Real Return Fund	5.0%
PIMCO RAE International Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000123329
Shareholder Report [Line Items]
Fund Name	PIMCO Global Diversified Allocation Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to equities contributed to absolute performance, as equity-related Underlying PIMCO Funds and S&P 500 futures posted positive returns.

• Exposure to fixed income contributed to absolute performance, as fixed income-related Underlying PIMCO Funds posted positive returns.

• Active management in Underlying PIMCO Funds contributed to performance, as the majority of Underlying PIMCO Funds outperformed their respective benchmarks.

• The Portfolio’s volatility management strategy, implemented using S&P 500 futures, detracted from performance due to adverse equity positioning.

• Within the Portfolio's equity allocation, overweight exposure to international markets stocks through the PIMCO RAE International Fund, PIMCO StocksPLUS®International Fund (U.S. Dollar-Hedged) and PIMCO StocksPLUS®International Fund (Unhedged) detracted from relative performance, as international stocks underperformed the U.S. market.

• Put options on the S&P 500 Index, used for tail risk hedging, detracted from performance, as the S&P 500 Index posted positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index	Bloomberg U.S. Aggregate Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,885	$9,819	$10,210	$9,975
2/28/2015	$10,240	$10,394	$10,114	$10,288
3/31/2015	$10,108	$10,231	$10,161	$10,211
4/30/2015	$10,233	$10,471	$10,124	$10,340
5/31/2015	$10,233	$10,507	$10,100	$10,351
6/30/2015	$10,001	$10,263	$9,990	$10,162
7/31/2015	$10,049	$10,447	$10,059	$10,299
8/31/2015	$9,556	$9,756	$10,045	$9,885
9/30/2015	$9,250	$9,396	$10,113	$9,692
10/31/2015	$9,707	$10,141	$10,114	$10,154
11/30/2015	$9,668	$10,090	$10,088	$10,113
12/31/2015	$9,445	$9,913	$10,055	$9,993
1/31/2016	$9,081	$9,320	$10,193	$9,690
2/29/2016	$8,987	$9,250	$10,266	$9,674
3/31/2016	$9,438	$9,878	$10,360	$10,103
4/30/2016	$9,584	$10,035	$10,400	$10,215
5/31/2016	$9,605	$10,091	$10,402	$10,250
6/30/2016	$9,613	$9,978	$10,589	$10,255
7/31/2016	$9,905	$10,399	$10,656	$10,541
8/31/2016	$9,947	$10,408	$10,644	$10,541
9/30/2016	$9,986	$10,463	$10,638	$10,572
10/31/2016	$9,871	$10,261	$10,556	$10,417
11/30/2016	$9,923	$10,408	$10,307	$10,408
12/31/2016	$10,166	$10,657	$10,321	$10,564
1/31/2017	$10,335	$10,915	$10,341	$10,725
2/28/2017	$10,600	$11,217	$10,411	$10,932
3/31/2017	$10,641	$11,337	$10,405	$11,000
4/30/2017	$10,758	$11,505	$10,486	$11,132
5/31/2017	$10,906	$11,748	$10,567	$11,307
6/30/2017	$10,936	$11,793	$10,556	$11,329
7/31/2017	$11,128	$12,076	$10,601	$11,511
8/31/2017	$11,203	$12,093	$10,696	$11,562
9/30/2017	$11,381	$12,364	$10,645	$11,696
10/31/2017	$11,574	$12,598	$10,652	$11,831
11/30/2017	$11,756	$12,871	$10,638	$11,979
12/31/2017	$11,879	$13,045	$10,687	$12,098
1/31/2018	$12,315	$13,733	$10,564	$12,425
2/28/2018	$11,869	$13,164	$10,464	$12,069
3/31/2018	$11,696	$12,878	$10,531	$11,943
4/30/2018	$11,729	$13,026	$10,452	$11,989
5/31/2018	$11,784	$13,107	$10,527	$12,069
6/30/2018	$11,763	$13,101	$10,514	$12,059
7/31/2018	$12,037	$13,510	$10,516	$12,286
8/31/2018	$12,136	$13,677	$10,584	$12,409
9/30/2018	$12,170	$13,753	$10,516	$12,419
10/31/2018	$11,466	$12,744	$10,433	$11,832
11/30/2018	$11,488	$12,888	$10,495	$11,941
12/31/2018	$10,803	$11,908	$10,688	$11,484
1/31/2019	$11,461	$12,835	$10,801	$12,069
2/28/2019	$11,699	$13,221	$10,795	$12,284
3/31/2019	$11,859	$13,394	$11,003	$12,475
4/30/2019	$12,189	$13,869	$11,005	$12,742
5/31/2019	$11,677	$13,069	$11,201	$12,391
6/30/2019	$12,325	$13,930	$11,341	$12,943
7/31/2019	$12,394	$13,999	$11,366	$12,993
8/31/2019	$12,131	$13,713	$11,661	$12,968
9/30/2019	$12,310	$14,005	$11,599	$13,106
10/31/2019	$12,552	$14,361	$11,634	$13,322
11/30/2019	$12,805	$14,761	$11,628	$13,542
12/31/2019	$13,138	$15,203	$11,620	$13,782
1/31/2020	$13,115	$15,111	$11,843	$13,838
2/29/2020	$12,592	$13,834	$12,056	$13,235
3/31/2020	$11,471	$12,003	$11,985	$12,153
4/30/2020	$11,822	$13,314	$12,198	$13,036
5/31/2020	$12,021	$13,957	$12,255	$13,439
6/30/2020	$12,267	$14,326	$12,332	$13,686
7/31/2020	$12,483	$15,012	$12,517	$14,160
8/31/2020	$12,788	$16,015	$12,416	$14,682
9/30/2020	$12,615	$15,462	$12,409	$14,375
10/31/2020	$12,538	$14,988	$12,353	$14,085
11/30/2020	$13,296	$16,904	$12,475	$15,221
12/31/2020	$13,663	$17,621	$12,492	$15,616
1/31/2021	$13,715	$17,446	$12,402	$15,478
2/28/2021	$13,831	$17,893	$12,223	$15,627
3/31/2021	$13,953	$18,488	$12,071	$15,861
4/30/2021	$14,320	$19,349	$12,166	$16,354
5/31/2021	$14,517	$19,627	$12,206	$16,517
6/30/2021	$14,668	$19,920	$12,291	$16,711
7/31/2021	$14,735	$20,277	$12,429	$16,965
8/31/2021	$14,896	$20,781	$12,405	$17,205
9/30/2021	$14,408	$19,919	$12,298	$16,717
10/31/2021	$14,747	$21,047	$12,294	$17,284
11/30/2021	$14,521	$20,586	$12,331	$17,077
12/31/2021	$14,826	$21,465	$12,299	$17,497
1/31/2022	$14,226	$20,330	$12,034	$16,791
2/28/2022	$13,882	$19,816	$11,900	$16,461
3/31/2022	$13,828	$20,359	$11,569	$16,549
4/30/2022	$13,102	$18,668	$11,130	$15,473
5/31/2022	$13,146	$18,682	$11,202	$15,520
6/30/2022	$12,350	$17,064	$11,026	$14,616
7/31/2022	$12,893	$18,419	$11,296	$15,455
8/31/2022	$12,567	$17,649	$10,977	$14,893
9/30/2022	$11,739	$16,008	$10,502	$13,805
10/31/2022	$12,001	$17,158	$10,366	$14,328
11/30/2022	$12,612	$18,351	$10,748	$15,137
12/31/2022	$12,364	$17,571	$10,699	$14,724
1/31/2023	$12,961	$18,815	$11,028	$15,530
2/28/2023	$12,695	$18,362	$10,743	$15,145
3/31/2023	$12,834	$18,930	$11,016	$15,580
4/30/2023	$12,968	$19,261	$11,083	$15,782
5/31/2023	$12,812	$19,069	$10,962	$15,618
6/30/2023	$13,326	$20,222	$10,923	$16,163
7/31/2023	$13,729	$20,902	$10,915	$16,484
8/31/2023	$13,371	$20,403	$10,846	$16,206
9/30/2023	$12,872	$19,522	$10,570	$15,622
10/31/2023	$12,534	$18,956	$10,403	$15,251
11/30/2023	$13,390	$20,733	$10,874	$16,385
12/31/2023	$14,051	$21,751	$11,291	$17,119
1/31/2024	$14,142	$22,012	$11,260	$17,223
2/29/2024	$14,462	$22,945	$11,101	$17,564
3/31/2024	$14,856	$23,683	$11,203	$17,967
4/30/2024	$14,415	$22,803	$10,920	$17,385
5/31/2024	$14,949	$23,821	$11,105	$17,969
6/30/2024	$15,121	$24,306	$11,210	$18,257
7/31/2024	$15,475	$24,734	$11,472	$18,620
8/31/2024	$15,569	$25,388	$11,637	$19,022
9/30/2024	$15,805	$25,853	$11,793	$19,333
10/31/2024	$15,381	$25,340	$11,500	$18,911
11/30/2024	$15,805	$26,503	$11,622	$19,512
12/31/2024	$15,319	$25,812	$11,432	$19,079

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	9.02%	3.12%	4.36%
MSCI World Index	18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	11.45%	6.72%	6.67%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 173,107,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$173,107
# of Portfolio Holdings	19
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	94.9%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	4.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Short-Term Fund	15.1%
PIMCO Total Return Fund IV	15.1%
PIMCO StocksPLUS® International Fund (Unhedged)	10.0%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5.0%
PIMCO Income Fund	5.0%
PIMCO Investment Grade Credit Bond Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO RAE PLUS Small Fund	5.0%
PIMCO Real Return Fund	5.0%
PIMCO RAE International Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000072063
Shareholder Report [Line Items]
Fund Name	PIMCO Global Managed Asset Allocation Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. duration and curve positioning, particularly underweight exposure to the 10-year and 30-year portion of the curve over most of the reporting period, contributed to relative performance, as these interest rates rose.

• Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these securities posted positive returns.

• Underweight exposure to the Canadian dollar ("CAD") contributed to relative performance, as the CAD depreciated against the U.S. dollar ("USD").

• Overweight exposure to Brazilian local duration detracted from relative performance, as interest rates rose across all tenors of the Brazilian yield curve.

• U.K. duration and curve positioning, particularly overweight exposure to the 5-year and 30-year portion of the curve over most of the reporting period, detracted from relative performance, as these interest rates rose.

• Overweight exposure to the Japanese yen ("JPY") detracted from relative performance, as the JPY depreciated against the USD.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	MSCI World Index	Bloomberg U.S. Aggregate Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,121	$9,819	$10,210	$9,975
2/28/2015	$10,502	$10,394	$10,114	$10,288
3/31/2015	$10,450	$10,231	$10,161	$10,211
4/30/2015	$10,649	$10,471	$10,124	$10,340
5/31/2015	$10,640	$10,507	$10,100	$10,351
6/30/2015	$10,424	$10,263	$9,990	$10,162
7/31/2015	$10,536	$10,447	$10,059	$10,299
8/31/2015	$9,991	$9,756	$10,045	$9,885
9/30/2015	$9,680	$9,396	$10,113	$9,692
10/31/2015	$10,182	$10,141	$10,114	$10,154
11/30/2015	$10,138	$10,090	$10,088	$10,113
12/31/2015	$9,986	$9,913	$10,055	$9,993
1/31/2016	$9,510	$9,320	$10,193	$9,690
2/29/2016	$9,289	$9,250	$10,266	$9,674
3/31/2016	$9,801	$9,878	$10,360	$10,103
4/30/2016	$9,951	$10,035	$10,400	$10,215
5/31/2016	$9,986	$10,091	$10,402	$10,250
6/30/2016	$9,925	$9,978	$10,589	$10,255
7/31/2016	$10,263	$10,399	$10,656	$10,541
8/31/2016	$10,299	$10,408	$10,644	$10,541
9/30/2016	$10,322	$10,463	$10,638	$10,572
10/31/2016	$10,233	$10,261	$10,556	$10,417
11/30/2016	$10,188	$10,408	$10,307	$10,408
12/31/2016	$10,389	$10,657	$10,321	$10,564
1/31/2017	$10,561	$10,915	$10,341	$10,725
2/28/2017	$10,751	$11,217	$10,411	$10,932
3/31/2017	$10,848	$11,337	$10,405	$11,000
4/30/2017	$10,985	$11,505	$10,486	$11,132
5/31/2017	$11,130	$11,748	$10,567	$11,307
6/30/2017	$11,158	$11,793	$10,556	$11,329
7/31/2017	$11,303	$12,076	$10,601	$11,511
8/31/2017	$11,340	$12,093	$10,696	$11,562
9/30/2017	$11,508	$12,364	$10,645	$11,696
10/31/2017	$11,637	$12,598	$10,652	$11,831
11/30/2017	$11,774	$12,871	$10,638	$11,979
12/31/2017	$11,852	$13,045	$10,687	$12,098
1/31/2018	$12,194	$13,733	$10,564	$12,425
2/28/2018	$11,760	$13,164	$10,464	$12,069
3/31/2018	$11,670	$12,878	$10,531	$11,943
4/30/2018	$11,753	$13,026	$10,452	$11,989
5/31/2018	$11,790	$13,107	$10,527	$12,069
6/30/2018	$11,779	$13,101	$10,514	$12,059
7/31/2018	$12,012	$13,510	$10,516	$12,286
8/31/2018	$12,050	$13,677	$10,584	$12,409
9/30/2018	$12,117	$13,753	$10,516	$12,419
10/31/2018	$11,546	$12,744	$10,433	$11,832
11/30/2018	$11,602	$12,888	$10,495	$11,941
12/31/2018	$11,205	$11,908	$10,688	$11,484
1/31/2019	$11,799	$12,835	$10,801	$12,069
2/28/2019	$11,994	$13,221	$10,795	$12,284
3/31/2019	$12,168	$13,394	$11,003	$12,475
4/30/2019	$12,405	$13,869	$11,005	$12,742
5/31/2019	$12,045	$13,069	$11,201	$12,391
6/30/2019	$12,448	$13,930	$11,341	$12,943
7/31/2019	$12,490	$13,999	$11,366	$12,993
8/31/2019	$12,325	$13,713	$11,661	$12,968
9/30/2019	$12,465	$14,005	$11,599	$13,106
10/31/2019	$12,663	$14,361	$11,634	$13,322
11/30/2019	$12,862	$14,761	$11,628	$13,542
12/31/2019	$13,117	$15,203	$11,620	$13,782
1/31/2020	$13,159	$15,111	$11,843	$13,838
2/29/2020	$12,437	$13,834	$12,056	$13,235
3/31/2020	$11,283	$12,003	$11,985	$12,153
4/30/2020	$12,244	$13,314	$12,198	$13,036
5/31/2020	$12,763	$13,957	$12,255	$13,439
6/30/2020	$13,064	$14,326	$12,332	$13,686
7/31/2020	$13,602	$15,012	$12,517	$14,160
8/31/2020	$14,186	$16,015	$12,416	$14,682
9/30/2020	$13,853	$15,462	$12,409	$14,375
10/31/2020	$13,518	$14,988	$12,353	$14,085
11/30/2020	$14,791	$16,904	$12,475	$15,221
12/31/2020	$15,326	$17,621	$12,492	$15,616
1/31/2021	$15,151	$17,446	$12,402	$15,478
2/28/2021	$15,361	$17,893	$12,223	$15,627
3/31/2021	$15,590	$18,488	$12,071	$15,861
4/30/2021	$16,097	$19,349	$12,166	$16,354
5/31/2021	$16,321	$19,627	$12,206	$16,517
6/30/2021	$16,456	$19,920	$12,291	$16,711
7/31/2021	$16,656	$20,277	$12,429	$16,965
8/31/2021	$16,922	$20,781	$12,405	$17,205
9/30/2021	$16,456	$19,919	$12,298	$16,717
10/31/2021	$16,909	$21,047	$12,294	$17,284
11/30/2021	$16,736	$20,586	$12,331	$17,077
12/31/2021	$17,261	$21,465	$12,299	$17,497
1/31/2022	$16,461	$20,330	$12,034	$16,791
2/28/2022	$15,982	$19,816	$11,900	$16,461
3/31/2022	$16,092	$20,359	$11,569	$16,549
4/30/2022	$14,968	$18,668	$11,130	$15,473
5/31/2022	$15,022	$18,682	$11,202	$15,520
6/30/2022	$13,945	$17,064	$11,026	$14,616
7/31/2022	$14,800	$18,419	$11,296	$15,455
8/31/2022	$14,323	$17,649	$10,977	$14,893
9/30/2022	$13,304	$16,008	$10,502	$13,805
10/31/2022	$13,748	$17,158	$10,366	$14,328
11/30/2022	$14,504	$18,351	$10,748	$15,137
12/31/2022	$14,092	$17,571	$10,699	$14,724
1/31/2023	$14,824	$18,815	$11,028	$15,530
2/28/2023	$14,342	$18,362	$10,743	$15,145
3/31/2023	$14,670	$18,930	$11,016	$15,580
4/30/2023	$14,820	$19,261	$11,083	$15,782
5/31/2023	$14,603	$19,069	$10,962	$15,618
6/30/2023	$15,103	$20,222	$10,923	$16,163
7/31/2023	$15,452	$20,902	$10,915	$16,484
8/31/2023	$15,119	$20,403	$10,846	$16,206
9/30/2023	$14,490	$19,522	$10,570	$15,622
10/31/2023	$14,035	$18,956	$10,403	$15,251
11/30/2023	$15,181	$20,733	$10,874	$16,385
12/31/2023	$15,927	$21,751	$11,291	$17,119
1/31/2024	$16,046	$22,012	$11,260	$17,223
2/29/2024	$16,353	$22,945	$11,101	$17,564
3/31/2024	$16,812	$23,683	$11,203	$17,967
4/30/2024	$16,126	$22,803	$10,920	$17,385
5/31/2024	$16,778	$23,821	$11,105	$17,969
6/30/2024	$17,038	$24,306	$11,210	$18,257
7/31/2024	$17,350	$24,734	$11,472	$18,620
8/31/2024	$17,661	$25,388	$11,637	$19,022
9/30/2024	$17,933	$25,853	$11,793	$19,333
10/31/2024	$17,532	$25,340	$11,500	$18,911
11/30/2024	$18,003	$26,503	$11,622	$19,512
12/31/2024	$17,649	$25,812	$11,432	$19,079

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	10.81%	6.11%	5.85%
MSCI World Index	18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	11.45%	6.72%	6.67%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 293,105,000
Holdings Count | Holding	676
Advisory Fees Paid, Amount	$ 2,585,000
InvestmentCompanyPortfolioTurnover	689.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$293,105
# of Portfolio Holdings	676
Portfolio Turnover Rate	689%
Total Net Advisory Fees Paid During the Reporting Period	$2,585
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	13.9%
U.S. Government Agencies	8.9%
Sovereign Issues	6.9%
U.S. Treasury Obligations	4.8%
Common Stocks	2.8%
Non-Agency Mortgage-Backed Securities	2.5%
Convertible Bonds & Notes	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.0%
Affiliated Investments	63.8%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(6.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000072064
Shareholder Report [Line Items]
Fund Name	PIMCO Global Managed Asset Allocation Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$122	1.16%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. duration and curve positioning, particularly underweight exposure to the 10-year and 30-year portion of the curve over most of the reporting period, contributed to relative performance, as these interest rates rose.

• Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these securities posted positive returns.

• Underweight exposure to the Canadian dollar ("CAD") contributed to relative performance, as the CAD depreciated against the U.S. dollar ("USD").

• Overweight exposure to Brazilian local duration detracted from relative performance, as interest rates rose across all tenors of the Brazilian yield curve.

• U.K. duration and curve positioning, particularly overweight exposure to the 5-year and 30-year portion of the curve over most of the reporting period, detracted from relative performance, as these interest rates rose.

• Overweight exposure to the Japanese yen ("JPY") detracted from relative performance, as the JPY depreciated against the USD.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index	Bloomberg U.S. Aggregate Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,112	$9,819	$10,210	$9,975
2/28/2015	$10,500	$10,394	$10,114	$10,288
3/31/2015	$10,448	$10,231	$10,161	$10,211
4/30/2015	$10,646	$10,471	$10,124	$10,340
5/31/2015	$10,629	$10,507	$10,100	$10,351
6/30/2015	$10,413	$10,263	$9,990	$10,162
7/31/2015	$10,525	$10,447	$10,059	$10,299
8/31/2015	$9,974	$9,756	$10,045	$9,885
9/30/2015	$9,673	$9,396	$10,113	$9,692
10/31/2015	$10,172	$10,141	$10,114	$10,154
11/30/2015	$10,129	$10,090	$10,088	$10,113
12/31/2015	$9,974	$9,913	$10,055	$9,993
1/31/2016	$9,501	$9,320	$10,193	$9,690
2/29/2016	$9,282	$9,250	$10,266	$9,674
3/31/2016	$9,790	$9,878	$10,360	$10,103
4/30/2016	$9,930	$10,035	$10,400	$10,215
5/31/2016	$9,974	$10,091	$10,402	$10,250
6/30/2016	$9,901	$9,978	$10,589	$10,255
7/31/2016	$10,246	$10,399	$10,656	$10,541
8/31/2016	$10,281	$10,408	$10,644	$10,541
9/30/2016	$10,302	$10,463	$10,638	$10,572
10/31/2016	$10,213	$10,261	$10,556	$10,417
11/30/2016	$10,160	$10,408	$10,307	$10,408
12/31/2016	$10,365	$10,657	$10,321	$10,564
1/31/2017	$10,536	$10,915	$10,341	$10,725
2/28/2017	$10,724	$11,217	$10,411	$10,932
3/31/2017	$10,828	$11,337	$10,405	$11,000
4/30/2017	$10,955	$11,505	$10,486	$11,132
5/31/2017	$11,099	$11,748	$10,567	$11,307
6/30/2017	$11,126	$11,793	$10,556	$11,329
7/31/2017	$11,271	$12,076	$10,601	$11,511
8/31/2017	$11,307	$12,093	$10,696	$11,562
9/30/2017	$11,477	$12,364	$10,645	$11,696
10/31/2017	$11,596	$12,598	$10,652	$11,831
11/30/2017	$11,742	$12,871	$10,638	$11,979
12/31/2017	$11,816	$13,045	$10,687	$12,098
1/31/2018	$12,146	$13,733	$10,564	$12,425
2/28/2018	$11,715	$13,164	$10,464	$12,069
3/31/2018	$11,623	$12,878	$10,531	$11,943
4/30/2018	$11,715	$13,026	$10,452	$11,989
5/31/2018	$11,743	$13,107	$10,527	$12,069
6/30/2018	$11,738	$13,101	$10,514	$12,059
7/31/2018	$11,969	$13,510	$10,516	$12,286
8/31/2018	$11,997	$13,677	$10,584	$12,409
9/30/2018	$12,060	$13,753	$10,516	$12,419
10/31/2018	$11,495	$12,744	$10,433	$11,832
11/30/2018	$11,560	$12,888	$10,495	$11,941
12/31/2018	$11,153	$11,908	$10,688	$11,484
1/31/2019	$11,751	$12,835	$10,801	$12,069
2/28/2019	$11,934	$13,221	$10,795	$12,284
3/31/2019	$12,115	$13,394	$11,003	$12,475
4/30/2019	$12,349	$13,869	$11,005	$12,742
5/31/2019	$11,982	$13,069	$11,201	$12,391
6/30/2019	$12,389	$13,930	$11,341	$12,943
7/31/2019	$12,420	$13,999	$11,366	$12,993
8/31/2019	$12,267	$13,713	$11,661	$12,968
9/30/2019	$12,402	$14,005	$11,599	$13,106
10/31/2019	$12,599	$14,361	$11,634	$13,322
11/30/2019	$12,795	$14,761	$11,628	$13,542
12/31/2019	$13,044	$15,203	$11,620	$13,782
1/31/2020	$13,096	$15,111	$11,843	$13,838
2/29/2020	$12,371	$13,834	$12,056	$13,235
3/31/2020	$11,226	$12,003	$11,985	$12,153
4/30/2020	$12,178	$13,314	$12,198	$13,036
5/31/2020	$12,691	$13,957	$12,255	$13,439
6/30/2020	$12,985	$14,326	$12,332	$13,686
7/31/2020	$13,528	$15,012	$12,517	$14,160
8/31/2020	$14,094	$16,015	$12,416	$14,682
9/30/2020	$13,762	$15,462	$12,409	$14,375
10/31/2020	$13,430	$14,988	$12,353	$14,085
11/30/2020	$14,700	$16,904	$12,475	$15,221
12/31/2020	$15,224	$17,621	$12,492	$15,616
1/31/2021	$15,051	$17,446	$12,402	$15,478
2/28/2021	$15,259	$17,893	$12,223	$15,627
3/31/2021	$15,495	$18,488	$12,071	$15,861
4/30/2021	$15,984	$19,349	$12,166	$16,354
5/31/2021	$16,216	$19,627	$12,206	$16,517
6/30/2021	$16,334	$19,920	$12,291	$16,711
7/31/2021	$16,545	$20,277	$12,429	$16,965
8/31/2021	$16,808	$20,781	$12,405	$17,205
9/30/2021	$16,334	$19,919	$12,298	$16,717
10/31/2021	$16,782	$21,047	$12,294	$17,284
11/30/2021	$16,611	$20,586	$12,331	$17,077
12/31/2021	$17,143	$21,465	$12,299	$17,497
1/31/2022	$16,338	$20,330	$12,034	$16,791
2/28/2022	$15,849	$19,816	$11,900	$16,461
3/31/2022	$15,969	$20,359	$11,569	$16,549
4/30/2022	$14,857	$18,668	$11,130	$15,473
5/31/2022	$14,910	$18,682	$11,202	$15,520
6/30/2022	$13,842	$17,064	$11,026	$14,616
7/31/2022	$14,688	$18,419	$11,296	$15,455
8/31/2022	$14,200	$17,649	$10,977	$14,893
9/30/2022	$13,191	$16,008	$10,502	$13,805
10/31/2022	$13,630	$17,158	$10,366	$14,328
11/30/2022	$14,379	$18,351	$10,748	$15,137
12/31/2022	$13,989	$17,571	$10,699	$14,724
1/31/2023	$14,712	$18,815	$11,028	$15,530
2/28/2023	$14,219	$18,362	$10,743	$15,145
3/31/2023	$14,540	$18,930	$11,016	$15,580
4/30/2023	$14,705	$19,261	$11,083	$15,782
5/31/2023	$14,475	$19,069	$10,962	$15,618
6/30/2023	$14,968	$20,222	$10,923	$16,163
7/31/2023	$15,314	$20,902	$10,915	$16,484
8/31/2023	$14,985	$20,403	$10,846	$16,206
9/30/2023	$14,372	$19,522	$10,570	$15,622
10/31/2023	$13,923	$18,956	$10,403	$15,251
11/30/2023	$15,037	$20,733	$10,874	$16,385
12/31/2023	$15,786	$21,751	$11,291	$17,119
1/31/2024	$15,904	$22,012	$11,260	$17,223
2/29/2024	$16,206	$22,945	$11,101	$17,564
3/31/2024	$16,656	$23,683	$11,203	$17,967
4/30/2024	$15,979	$22,803	$10,920	$17,385
5/31/2024	$16,623	$23,821	$11,105	$17,969
6/30/2024	$16,876	$24,306	$11,210	$18,257
7/31/2024	$17,183	$24,734	$11,472	$18,620
8/31/2024	$17,490	$25,388	$11,637	$19,022
9/30/2024	$17,770	$25,853	$11,793	$19,333
10/31/2024	$17,357	$25,340	$11,500	$18,911
11/30/2024	$17,822	$26,503	$11,622	$19,512
12/31/2024	$17,484	$25,812	$11,432	$19,079

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	10.75%	6.03%	5.75%
MSCI World Index	18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	11.45%	6.72%	6.67%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 293,105,000
Holdings Count | Holding	676
Advisory Fees Paid, Amount	$ 2,585,000
InvestmentCompanyPortfolioTurnover	689.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$293,105
# of Portfolio Holdings	676
Portfolio Turnover Rate	689%
Total Net Advisory Fees Paid During the Reporting Period	$2,585
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	13.9%
U.S. Government Agencies	8.9%
Sovereign Issues	6.9%
U.S. Treasury Obligations	4.8%
Common Stocks	2.8%
Non-Agency Mortgage-Backed Securities	2.5%
Convertible Bonds & Notes	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.0%
Affiliated Investments	63.8%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(6.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000109755
Shareholder Report [Line Items]
Fund Name	PIMCO Global Managed Asset Allocation Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. duration and curve positioning, particularly underweight exposure to the 10-year and 30-year portion of the curve over most of the reporting period, contributed to relative performance, as these interest rates rose.

• Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these securities posted positive returns.

• Underweight exposure to the Canadian dollar ("CAD") contributed to relative performance, as the CAD depreciated against the U.S. dollar ("USD").

• Overweight exposure to Brazilian local duration detracted from relative performance, as interest rates rose across all tenors of the Brazilian yield curve.

• U.K. duration and curve positioning, particularly overweight exposure to the 5-year and 30-year portion of the curve over most of the reporting period, detracted from relative performance, as these interest rates rose.

• Overweight exposure to the Japanese yen ("JPY") detracted from relative performance, as the JPY depreciated against the USD.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index	Bloomberg U.S. Aggregate Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,112	$9,819	$10,210	$9,975
2/28/2015	$10,501	$10,394	$10,114	$10,288
3/31/2015	$10,449	$10,231	$10,161	$10,211
4/30/2015	$10,648	$10,471	$10,124	$10,340
5/31/2015	$10,640	$10,507	$10,100	$10,351
6/30/2015	$10,424	$10,263	$9,990	$10,162
7/31/2015	$10,536	$10,447	$10,059	$10,299
8/31/2015	$9,991	$9,756	$10,045	$9,885
9/30/2015	$9,689	$9,396	$10,113	$9,692
10/31/2015	$10,190	$10,141	$10,114	$10,154
11/30/2015	$10,147	$10,090	$10,088	$10,113
12/31/2015	$9,995	$9,913	$10,055	$9,993
1/31/2016	$9,518	$9,320	$10,193	$9,690
2/29/2016	$9,298	$9,250	$10,266	$9,674
3/31/2016	$9,809	$9,878	$10,360	$10,103
4/30/2016	$9,959	$10,035	$10,400	$10,215
5/31/2016	$10,003	$10,091	$10,402	$10,250
6/30/2016	$9,940	$9,978	$10,589	$10,255
7/31/2016	$10,279	$10,399	$10,656	$10,541
8/31/2016	$10,315	$10,408	$10,644	$10,541
9/30/2016	$10,342	$10,463	$10,638	$10,572
10/31/2016	$10,253	$10,261	$10,556	$10,417
11/30/2016	$10,208	$10,408	$10,307	$10,408
12/31/2016	$10,414	$10,657	$10,321	$10,564
1/31/2017	$10,586	$10,915	$10,341	$10,725
2/28/2017	$10,776	$11,217	$10,411	$10,932
3/31/2017	$10,877	$11,337	$10,405	$11,000
4/30/2017	$11,014	$11,505	$10,486	$11,132
5/31/2017	$11,160	$11,748	$10,567	$11,307
6/30/2017	$11,187	$11,793	$10,556	$11,329
7/31/2017	$11,343	$12,076	$10,601	$11,511
8/31/2017	$11,379	$12,093	$10,696	$11,562
9/30/2017	$11,548	$12,364	$10,645	$11,696
10/31/2017	$11,677	$12,598	$10,652	$11,831
11/30/2017	$11,815	$12,871	$10,638	$11,979
12/31/2017	$11,898	$13,045	$10,687	$12,098
1/31/2018	$12,241	$13,733	$10,564	$12,425
2/28/2018	$11,805	$13,164	$10,464	$12,069
3/31/2018	$11,718	$12,878	$10,531	$11,943
4/30/2018	$11,811	$13,026	$10,452	$11,989
5/31/2018	$11,839	$13,107	$10,527	$12,069
6/30/2018	$11,832	$13,101	$10,514	$12,059
7/31/2018	$12,066	$13,510	$10,516	$12,286
8/31/2018	$12,104	$13,677	$10,584	$12,409
9/30/2018	$12,176	$13,753	$10,516	$12,419
10/31/2018	$11,602	$12,744	$10,433	$11,832
11/30/2018	$11,668	$12,888	$10,495	$11,941
12/31/2018	$11,265	$11,908	$10,688	$11,484
1/31/2019	$11,862	$12,835	$10,801	$12,069
2/28/2019	$12,058	$13,221	$10,795	$12,284
3/31/2019	$12,236	$13,394	$11,003	$12,475
4/30/2019	$12,474	$13,869	$11,005	$12,742
5/31/2019	$12,112	$13,069	$11,201	$12,391
6/30/2019	$12,522	$13,930	$11,341	$12,943
7/31/2019	$12,564	$13,999	$11,366	$12,993
8/31/2019	$12,409	$13,713	$11,661	$12,968
9/30/2019	$12,544	$14,005	$11,599	$13,106
10/31/2019	$12,744	$14,361	$11,634	$13,322
11/30/2019	$12,943	$14,761	$11,628	$13,542
12/31/2019	$13,206	$15,203	$11,620	$13,782
1/31/2020	$13,259	$15,111	$11,843	$13,838
2/29/2020	$12,532	$13,834	$12,056	$13,235
3/31/2020	$11,363	$12,003	$11,985	$12,153
4/30/2020	$12,342	$13,314	$12,198	$13,036
5/31/2020	$12,865	$13,957	$12,255	$13,439
6/30/2020	$13,161	$14,326	$12,332	$13,686
7/31/2020	$13,715	$15,012	$12,517	$14,160
8/31/2020	$14,292	$16,015	$12,416	$14,682
9/30/2020	$13,962	$15,462	$12,409	$14,375
10/31/2020	$13,624	$14,988	$12,353	$14,085
11/30/2020	$14,907	$16,904	$12,475	$15,221
12/31/2020	$15,452	$17,621	$12,492	$15,616
1/31/2021	$15,276	$17,446	$12,402	$15,478
2/28/2021	$15,499	$17,893	$12,223	$15,627
3/31/2021	$15,723	$18,488	$12,071	$15,861
4/30/2021	$16,234	$19,349	$12,166	$16,354
5/31/2021	$16,471	$19,627	$12,206	$16,517
6/30/2021	$16,602	$19,920	$12,291	$16,711
7/31/2021	$16,803	$20,277	$12,429	$16,965
8/31/2021	$17,072	$20,781	$12,405	$17,205
9/30/2021	$16,602	$19,919	$12,298	$16,717
10/31/2021	$17,072	$21,047	$12,294	$17,284
11/30/2021	$16,897	$20,586	$12,331	$17,077
12/31/2021	$17,425	$21,465	$12,299	$17,497
1/31/2022	$16,614	$20,330	$12,034	$16,791
2/28/2022	$16,128	$19,816	$11,900	$16,461
3/31/2022	$16,258	$20,359	$11,569	$16,549
4/30/2022	$15,119	$18,668	$11,130	$15,473
5/31/2022	$15,173	$18,682	$11,202	$15,520
6/30/2022	$14,105	$17,064	$11,026	$14,616
7/31/2022	$14,956	$18,419	$11,296	$15,455
8/31/2022	$14,472	$17,649	$10,977	$14,893
9/30/2022	$13,454	$16,008	$10,502	$13,805
10/31/2022	$13,888	$17,158	$10,366	$14,328
11/30/2022	$14,672	$18,351	$10,748	$15,137
12/31/2022	$14,258	$17,571	$10,699	$14,724
1/31/2023	$15,002	$18,815	$11,028	$15,530
2/28/2023	$14,512	$18,362	$10,743	$15,145
3/31/2023	$14,849	$18,930	$11,016	$15,580
4/30/2023	$15,001	$19,261	$11,083	$15,782
5/31/2023	$14,781	$19,069	$10,962	$15,618
6/30/2023	$15,289	$20,222	$10,923	$16,163
7/31/2023	$15,644	$20,902	$10,915	$16,484
8/31/2023	$15,306	$20,403	$10,846	$16,206
9/30/2023	$14,678	$19,522	$10,570	$15,622
10/31/2023	$14,215	$18,956	$10,403	$15,251
11/30/2023	$15,380	$20,733	$10,874	$16,385
12/31/2023	$16,129	$21,751	$11,291	$17,119
1/31/2024	$16,267	$22,012	$11,260	$17,223
2/29/2024	$16,579	$22,945	$11,101	$17,564
3/31/2024	$17,034	$23,683	$11,203	$17,967
4/30/2024	$16,353	$22,803	$10,920	$17,385
5/31/2024	$16,999	$23,821	$11,105	$17,969
6/30/2024	$17,270	$24,306	$11,210	$18,257
7/31/2024	$17,587	$24,734	$11,472	$18,620
8/31/2024	$17,904	$25,388	$11,637	$19,022
9/30/2024	$18,187	$25,853	$11,793	$19,333
10/31/2024	$17,779	$25,340	$11,500	$18,911
11/30/2024	$18,258	$26,503	$11,622	$19,512
12/31/2024	$17,924	$25,812	$11,432	$19,079

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	11.13%	6.30%	6.01%
MSCI World Index	18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	11.45%	6.72%	6.67%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 293,105,000
Holdings Count | Holding	676
Advisory Fees Paid, Amount	$ 2,585,000
InvestmentCompanyPortfolioTurnover	689.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$293,105
# of Portfolio Holdings	676
Portfolio Turnover Rate	689%
Total Net Advisory Fees Paid During the Reporting Period	$2,585
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Asset-Backed Securities	13.9%
U.S. Government Agencies	8.9%
Sovereign Issues	6.9%
U.S. Treasury Obligations	4.8%
Common Stocks	2.8%
Non-Agency Mortgage-Backed Securities	2.5%
Convertible Bonds & Notes	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.0%
Affiliated Investments	63.8%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(6.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026498
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the cable and satellite sector contributed to performance, as the sector underperformed.

• Security selection within the real estate sector, specifically underweight exposure to an office real estate trust, contributed to performance, as spreads widened amid challenging conditions.

• Security selection within the transportation sector, specifically underweight exposure to a rental car company, contributed to performance, as spreads widened.

• Security selection within the healthcare sector, specifically overweight exposure to a healthcare claims company, detracted from performance, as spreads widened.

• Security selection within the wirelines sector, specifically underweight exposure to a telecom provider, detracted from performance, as spreads tightened amid new contracts.

• Security selection within the lodging and leisure sector, specifically underweight exposure to a hospitality company, detracted from performance, as spreads tightened amid increased bookings.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,094	$10,210	$10,089
2/28/2015	$10,302	$10,114	$10,317
3/31/2015	$10,242	$10,161	$10,267
4/30/2015	$10,338	$10,124	$10,382
5/31/2015	$10,369	$10,100	$10,418
6/30/2015	$10,207	$9,990	$10,269
7/31/2015	$10,255	$10,059	$10,237
8/31/2015	$10,140	$10,045	$10,076
9/30/2015	$9,869	$10,113	$9,832
10/31/2015	$10,190	$10,114	$10,124
11/30/2015	$9,995	$10,088	$9,941
12/31/2015	$9,834	$10,055	$9,721
1/31/2016	$9,766	$10,193	$9,600
2/29/2016	$9,824	$10,266	$9,678
3/31/2016	$10,113	$10,360	$10,027
4/30/2016	$10,363	$10,400	$10,363
5/31/2016	$10,393	$10,402	$10,397
6/30/2016	$10,439	$10,589	$10,489
7/31/2016	$10,694	$10,656	$10,745
8/31/2016	$10,894	$10,644	$10,961
9/30/2016	$10,929	$10,638	$11,013
10/31/2016	$10,903	$10,556	$11,027
11/30/2016	$10,866	$10,307	$10,969
12/31/2016	$11,058	$10,321	$11,151
1/31/2017	$11,159	$10,341	$11,279
2/28/2017	$11,320	$10,411	$11,423
3/31/2017	$11,297	$10,405	$11,406
4/30/2017	$11,428	$10,486	$11,546
5/31/2017	$11,533	$10,567	$11,640
6/30/2017	$11,553	$10,556	$11,658
7/31/2017	$11,684	$10,601	$11,780
8/31/2017	$11,687	$10,696	$11,792
9/30/2017	$11,764	$10,645	$11,884
10/31/2017	$11,809	$10,652	$11,937
11/30/2017	$11,770	$10,638	$11,906
12/31/2017	$11,789	$10,687	$11,930
1/31/2018	$11,821	$10,564	$11,981
2/28/2018	$11,688	$10,464	$11,863
3/31/2018	$11,617	$10,531	$11,797
4/30/2018	$11,681	$10,452	$11,862
5/31/2018	$11,655	$10,527	$11,847
6/30/2018	$11,675	$10,514	$11,874
7/31/2018	$11,816	$10,516	$12,001
8/31/2018	$11,918	$10,584	$12,095
9/30/2018	$11,977	$10,516	$12,156
10/31/2018	$11,765	$10,433	$11,977
11/30/2018	$11,711	$10,495	$11,911
12/31/2018	$11,477	$10,688	$11,686
1/31/2019	$12,016	$10,801	$12,203
2/28/2019	$12,212	$10,795	$12,405
3/31/2019	$12,342	$11,003	$12,544
4/30/2019	$12,505	$11,005	$12,705
5/31/2019	$12,353	$11,201	$12,571
6/30/2019	$12,657	$11,341	$12,897
7/31/2019	$12,726	$11,366	$12,972
8/31/2019	$12,799	$11,661	$13,067
9/30/2019	$12,846	$11,599	$13,113
10/31/2019	$12,897	$11,634	$13,157
11/30/2019	$12,951	$11,628	$13,236
12/31/2019	$13,166	$11,620	$13,451
1/31/2020	$13,137	$11,843	$13,460
2/29/2020	$12,922	$12,056	$13,267
3/31/2020	$11,686	$11,985	$11,846
4/30/2020	$12,175	$12,198	$12,341
5/31/2020	$12,664	$12,255	$12,881
6/30/2020	$12,665	$12,332	$12,964
7/31/2020	$13,228	$12,517	$13,587
8/31/2020	$13,328	$12,416	$13,691
9/30/2020	$13,176	$12,409	$13,526
10/31/2020	$13,230	$12,353	$13,590
11/30/2020	$13,711	$12,475	$14,071
12/31/2020	$13,923	$12,492	$14,296
1/31/2021	$13,899	$12,402	$14,311
2/28/2021	$13,915	$12,223	$14,333
3/31/2021	$13,913	$12,071	$14,339
4/30/2021	$14,055	$12,166	$14,491
5/31/2021	$14,067	$12,206	$14,523
6/30/2021	$14,243	$12,291	$14,707
7/31/2021	$14,296	$12,429	$14,772
8/31/2021	$14,364	$12,405	$14,851
9/30/2021	$14,343	$12,298	$14,845
10/31/2021	$14,306	$12,294	$14,820
11/30/2021	$14,142	$12,331	$14,674
12/31/2021	$14,428	$12,299	$14,953
1/31/2022	$14,003	$12,034	$14,529
2/28/2022	$13,893	$11,900	$14,399
3/31/2022	$13,745	$11,569	$14,269
4/30/2022	$13,266	$11,130	$13,758
5/31/2022	$13,373	$11,202	$13,848
6/30/2022	$12,482	$11,026	$12,913
7/31/2022	$13,262	$11,296	$13,708
8/31/2022	$12,851	$10,977	$13,335
9/30/2022	$12,387	$10,502	$12,817
10/31/2022	$12,744	$10,366	$13,199
11/30/2022	$13,051	$10,748	$13,472
12/31/2022	$12,945	$10,699	$13,371
1/31/2023	$13,404	$11,028	$13,854
2/28/2023	$13,196	$10,743	$13,651
3/31/2023	$13,418	$11,016	$13,846
4/30/2023	$13,536	$11,083	$13,965
5/31/2023	$13,387	$10,962	$13,827
6/30/2023	$13,552	$10,923	$14,020
7/31/2023	$13,712	$10,915	$14,202
8/31/2023	$13,719	$10,846	$14,231
9/30/2023	$13,546	$10,570	$14,053
10/31/2023	$13,392	$10,403	$13,917
11/30/2023	$14,023	$10,874	$14,556
12/31/2023	$14,526	$11,291	$15,053
1/31/2024	$14,515	$11,260	$15,065
2/29/2024	$14,526	$11,101	$15,072
3/31/2024	$14,690	$11,203	$15,249
4/30/2024	$14,560	$10,920	$15,109
5/31/2024	$14,742	$11,105	$15,278
6/30/2024	$14,874	$11,210	$15,433
7/31/2024	$15,116	$11,472	$15,691
8/31/2024	$15,367	$11,637	$15,932
9/30/2024	$15,539	$11,793	$16,111
10/31/2024	$15,409	$11,500	$15,995
11/30/2024	$15,598	$11,622	$16,167
12/31/2024	$15,527	$11,432	$16,083

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.89%	3.35%	4.50%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.84%	3.64%	4.87%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 502,578,000
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 1,274,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$502,578
# of Portfolio Holdings	527
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,274
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	78.6%
Loan Participations and Assignments	7.7%
U.S. Treasury Obligations	4.7%
Convertible Bonds & Notes	0.1%
Other Investments	0.2%
Short-Term Instruments	1.1%
Affiliated Investments	5.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	1.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030989
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the cable and satellite sector contributed to performance, as the sector underperformed.

• Security selection within the real estate sector, specifically underweight exposure to an office real estate trust, contributed to performance, as spreads widened amid challenging conditions.

• Security selection within the transportation sector, specifically underweight exposure to a rental car company, contributed to performance, as spreads widened.

• Security selection within the healthcare sector, specifically overweight exposure to a healthcare claims company, detracted from performance, as spreads widened.

• Security selection within the wirelines sector, specifically underweight exposure to a telecom provider, detracted from performance, as spreads tightened amid new contracts.

• Security selection within the lodging and leisure sector, specifically underweight exposure to a hospitality company, detracted from performance, as spreads tightened amid increased bookings.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,093	$10,210	$10,089
2/28/2015	$10,301	$10,114	$10,317
3/31/2015	$10,240	$10,161	$10,267
4/30/2015	$10,335	$10,124	$10,382
5/31/2015	$10,365	$10,100	$10,418
6/30/2015	$10,202	$9,990	$10,269
7/31/2015	$10,249	$10,059	$10,237
8/31/2015	$10,133	$10,045	$10,076
9/30/2015	$9,861	$10,113	$9,832
10/31/2015	$10,181	$10,114	$10,124
11/30/2015	$9,986	$10,088	$9,941
12/31/2015	$9,824	$10,055	$9,721
1/31/2016	$9,755	$10,193	$9,600
2/29/2016	$9,813	$10,266	$9,678
3/31/2016	$10,100	$10,360	$10,027
4/30/2016	$10,349	$10,400	$10,363
5/31/2016	$10,378	$10,402	$10,397
6/30/2016	$10,423	$10,589	$10,489
7/31/2016	$10,677	$10,656	$10,745
8/31/2016	$10,876	$10,644	$10,961
9/30/2016	$10,910	$10,638	$11,013
10/31/2016	$10,883	$10,556	$11,027
11/30/2016	$10,845	$10,307	$10,969
12/31/2016	$11,036	$10,321	$11,151
1/31/2017	$11,136	$10,341	$11,279
2/28/2017	$11,296	$10,411	$11,423
3/31/2017	$11,272	$10,405	$11,406
4/30/2017	$11,401	$10,486	$11,546
5/31/2017	$11,505	$10,567	$11,640
6/30/2017	$11,524	$10,556	$11,658
7/31/2017	$11,654	$10,601	$11,780
8/31/2017	$11,656	$10,696	$11,792
9/30/2017	$11,732	$10,645	$11,884
10/31/2017	$11,776	$10,652	$11,937
11/30/2017	$11,736	$10,638	$11,906
12/31/2017	$11,754	$10,687	$11,930
1/31/2018	$11,784	$10,564	$11,981
2/28/2018	$11,651	$10,464	$11,863
3/31/2018	$11,580	$10,531	$11,797
4/30/2018	$11,642	$10,452	$11,862
5/31/2018	$11,616	$10,527	$11,847
6/30/2018	$11,634	$10,514	$11,874
7/31/2018	$11,773	$10,516	$12,001
8/31/2018	$11,874	$10,584	$12,095
9/30/2018	$11,932	$10,516	$12,156
10/31/2018	$11,719	$10,433	$11,977
11/30/2018	$11,664	$10,495	$11,911
12/31/2018	$11,430	$10,688	$11,686
1/31/2019	$11,967	$10,801	$12,203
2/28/2019	$12,161	$10,795	$12,405
3/31/2019	$12,289	$11,003	$12,544
4/30/2019	$12,451	$11,005	$12,705
5/31/2019	$12,298	$11,201	$12,571
6/30/2019	$12,600	$11,341	$12,897
7/31/2019	$12,667	$11,366	$12,972
8/31/2019	$12,739	$11,661	$13,067
9/30/2019	$12,784	$11,599	$13,113
10/31/2019	$12,835	$11,634	$13,157
11/30/2019	$12,887	$11,628	$13,236
12/31/2019	$13,100	$11,620	$13,451
1/31/2020	$13,070	$11,843	$13,460
2/29/2020	$12,855	$12,056	$13,267
3/31/2020	$11,625	$11,985	$11,846
4/30/2020	$12,110	$12,198	$12,341
5/31/2020	$12,596	$12,255	$12,881
6/30/2020	$12,595	$12,332	$12,964
7/31/2020	$13,154	$12,517	$13,587
8/31/2020	$13,253	$12,416	$13,691
9/30/2020	$13,100	$12,409	$13,526
10/31/2020	$13,153	$12,353	$13,590
11/30/2020	$13,630	$12,475	$14,071
12/31/2020	$13,839	$12,492	$14,296
1/31/2021	$13,815	$12,402	$14,311
2/28/2021	$13,829	$12,223	$14,333
3/31/2021	$13,826	$12,071	$14,339
4/30/2021	$13,966	$12,166	$14,491
5/31/2021	$13,977	$12,206	$14,523
6/30/2021	$14,150	$12,291	$14,707
7/31/2021	$14,202	$12,429	$14,772
8/31/2021	$14,268	$12,405	$14,851
9/30/2021	$14,247	$12,298	$14,845
10/31/2021	$14,208	$12,294	$14,820
11/30/2021	$14,044	$12,331	$14,674
12/31/2021	$14,327	$12,299	$14,953
1/31/2022	$13,904	$12,034	$14,529
2/28/2022	$13,793	$11,900	$14,399
3/31/2022	$13,645	$11,569	$14,269
4/30/2022	$13,169	$11,130	$13,758
5/31/2022	$13,273	$11,202	$13,848
6/30/2022	$12,388	$11,026	$12,913
7/31/2022	$13,161	$11,296	$13,708
8/31/2022	$12,752	$10,977	$13,335
9/30/2022	$12,291	$10,502	$12,817
10/31/2022	$12,644	$10,366	$13,199
11/30/2022	$12,947	$10,748	$13,472
12/31/2022	$12,841	$10,699	$13,371
1/31/2023	$13,295	$11,028	$13,854
2/28/2023	$13,088	$10,743	$13,651
3/31/2023	$13,307	$11,016	$13,846
4/30/2023	$13,423	$11,083	$13,965
5/31/2023	$13,273	$10,962	$13,827
6/30/2023	$13,436	$10,923	$14,020
7/31/2023	$13,594	$10,915	$14,202
8/31/2023	$13,600	$10,846	$14,231
9/30/2023	$13,427	$10,570	$14,053
10/31/2023	$13,273	$10,403	$13,917
11/30/2023	$13,898	$10,874	$14,556
12/31/2023	$14,395	$11,291	$15,053
1/31/2024	$14,382	$11,260	$15,065
2/29/2024	$14,392	$11,101	$15,072
3/31/2024	$14,554	$11,203	$15,249
4/30/2024	$14,424	$10,920	$15,109
5/31/2024	$14,603	$11,105	$15,278
6/30/2024	$14,732	$11,210	$15,433
7/31/2024	$14,971	$11,472	$15,691
8/31/2024	$15,218	$11,637	$15,932
9/30/2024	$15,387	$11,793	$16,111
10/31/2024	$15,257	$11,500	$15,995
11/30/2024	$15,443	$11,622	$16,167
12/31/2024	$15,371	$11,432	$16,083

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	6.78%	3.25%	4.39%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.84%	3.64%	4.87%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 502,578,000
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 1,274,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$502,578
# of Portfolio Holdings	527
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,274
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	78.6%
Loan Participations and Assignments	7.7%
U.S. Treasury Obligations	4.7%
Convertible Bonds & Notes	0.1%
Other Investments	0.2%
Short-Term Instruments	1.1%
Affiliated Investments	5.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	1.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026499
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the cable and satellite sector contributed to performance, as the sector underperformed.

• Security selection within the real estate sector, specifically underweight exposure to an office real estate trust, contributed to performance, as spreads widened amid challenging conditions.

• Security selection within the transportation sector, specifically underweight exposure to a rental car company, contributed to performance, as spreads widened.

• Security selection within the healthcare sector, specifically overweight exposure to a healthcare claims company, detracted from performance, as spreads widened.

• Security selection within the wirelines sector, specifically underweight exposure to a telecom provider, detracted from performance, as spreads tightened amid new contracts.

• Security selection within the lodging and leisure sector, specifically underweight exposure to a hospitality company, detracted from performance, as spreads tightened amid increased bookings.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,095	$10,210	$10,089
2/28/2015	$10,305	$10,114	$10,317
3/31/2015	$10,246	$10,161	$10,267
4/30/2015	$10,343	$10,124	$10,382
5/31/2015	$10,375	$10,100	$10,418
6/30/2015	$10,215	$9,990	$10,269
7/31/2015	$10,264	$10,059	$10,237
8/31/2015	$10,150	$10,045	$10,076
9/30/2015	$9,880	$10,113	$9,832
10/31/2015	$10,202	$10,114	$10,124
11/30/2015	$10,009	$10,088	$9,941
12/31/2015	$9,849	$10,055	$9,721
1/31/2016	$9,781	$10,193	$9,600
2/29/2016	$9,841	$10,266	$9,678
3/31/2016	$10,132	$10,360	$10,027
4/30/2016	$10,383	$10,400	$10,363
5/31/2016	$10,415	$10,402	$10,397
6/30/2016	$10,462	$10,589	$10,489
7/31/2016	$10,719	$10,656	$10,745
8/31/2016	$10,921	$10,644	$10,961
9/30/2016	$10,958	$10,638	$11,013
10/31/2016	$10,932	$10,556	$11,027
11/30/2016	$10,897	$10,307	$10,969
12/31/2016	$11,091	$10,321	$11,151
1/31/2017	$11,194	$10,341	$11,279
2/28/2017	$11,356	$10,411	$11,423
3/31/2017	$11,335	$10,405	$11,406
4/30/2017	$11,467	$10,486	$11,546
5/31/2017	$11,574	$10,567	$11,640
6/30/2017	$11,596	$10,556	$11,658
7/31/2017	$11,729	$10,601	$11,780
8/31/2017	$11,733	$10,696	$11,792
9/30/2017	$11,812	$10,645	$11,884
10/31/2017	$11,859	$10,652	$11,937
11/30/2017	$11,821	$10,638	$11,906
12/31/2017	$11,842	$10,687	$11,930
1/31/2018	$11,875	$10,564	$11,981
2/28/2018	$11,743	$10,464	$11,863
3/31/2018	$11,674	$10,531	$11,797
4/30/2018	$11,739	$10,452	$11,862
5/31/2018	$11,715	$10,527	$11,847
6/30/2018	$11,736	$10,514	$11,874
7/31/2018	$11,879	$10,516	$12,001
8/31/2018	$11,983	$10,584	$12,095
9/30/2018	$12,044	$10,516	$12,156
10/31/2018	$11,833	$10,433	$11,977
11/30/2018	$11,780	$10,495	$11,911
12/31/2018	$11,546	$10,688	$11,686
1/31/2019	$12,090	$10,801	$12,203
2/28/2019	$12,288	$10,795	$12,405
3/31/2019	$12,420	$11,003	$12,544
4/30/2019	$12,586	$11,005	$12,705
5/31/2019	$12,435	$11,201	$12,571
6/30/2019	$12,742	$11,341	$12,897
7/31/2019	$12,813	$11,366	$12,972
8/31/2019	$12,888	$11,661	$13,067
9/30/2019	$12,937	$11,599	$13,113
10/31/2019	$12,991	$11,634	$13,157
11/30/2019	$13,047	$11,628	$13,236
12/31/2019	$13,265	$11,620	$13,451
1/31/2020	$13,237	$11,843	$13,460
2/29/2020	$13,022	$12,056	$13,267
3/31/2020	$11,779	$11,985	$11,846
4/30/2020	$12,273	$12,198	$12,341
5/31/2020	$12,767	$12,255	$12,881
6/30/2020	$12,769	$12,332	$12,964
7/31/2020	$13,339	$12,517	$13,587
8/31/2020	$13,442	$12,416	$13,691
9/30/2020	$13,290	$12,409	$13,526
10/31/2020	$13,346	$12,353	$13,590
11/30/2020	$13,833	$12,475	$14,071
12/31/2020	$14,048	$12,492	$14,296
1/31/2021	$14,026	$12,402	$14,311
2/28/2021	$14,043	$12,223	$14,333
3/31/2021	$14,043	$12,071	$14,339
4/30/2021	$14,188	$12,166	$14,491
5/31/2021	$14,203	$12,206	$14,523
6/30/2021	$14,382	$12,291	$14,707
7/31/2021	$14,437	$12,429	$14,772
8/31/2021	$14,508	$12,405	$14,851
9/30/2021	$14,489	$12,298	$14,845
10/31/2021	$14,452	$12,294	$14,820
11/30/2021	$14,289	$12,331	$14,674
12/31/2021	$14,580	$12,299	$14,953
1/31/2022	$14,152	$12,034	$14,529
2/28/2022	$14,042	$11,900	$14,399
3/31/2022	$13,895	$11,569	$14,269
4/30/2022	$13,412	$11,130	$13,758
5/31/2022	$13,522	$11,202	$13,848
6/30/2022	$12,623	$11,026	$12,913
7/31/2022	$13,413	$11,296	$13,708
8/31/2022	$12,999	$10,977	$13,335
9/30/2022	$12,532	$10,502	$12,817
10/31/2022	$12,894	$10,366	$13,199
11/30/2022	$13,206	$10,748	$13,472
12/31/2022	$13,101	$10,699	$13,371
1/31/2023	$13,567	$11,028	$13,854
2/28/2023	$13,358	$10,743	$13,651
3/31/2023	$13,585	$11,016	$13,846
4/30/2023	$13,705	$11,083	$13,965
5/31/2023	$13,556	$10,962	$13,827
6/30/2023	$13,725	$10,923	$14,020
7/31/2023	$13,889	$10,915	$14,202
8/31/2023	$13,898	$10,846	$14,231
9/30/2023	$13,725	$10,570	$14,053
10/31/2023	$13,570	$10,403	$13,917
11/30/2023	$14,211	$10,874	$14,556
12/31/2023	$14,723	$11,291	$15,053
1/31/2024	$14,713	$11,260	$15,065
2/29/2024	$14,726	$11,101	$15,072
3/31/2024	$14,895	$11,203	$15,249
4/30/2024	$14,764	$10,920	$15,109
5/31/2024	$14,951	$11,105	$15,278
6/30/2024	$15,086	$11,210	$15,433
7/31/2024	$15,334	$11,472	$15,691
8/31/2024	$15,591	$11,637	$15,932
9/30/2024	$15,767	$11,793	$16,111
10/31/2024	$15,637	$11,500	$15,995
11/30/2024	$15,831	$11,622	$16,167
12/31/2024	$15,760	$11,432	$16,083

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.05%	3.51%	4.65%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.84%	3.64%	4.87%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 502,578,000
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 1,274,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$502,578
# of Portfolio Holdings	527
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,274
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	78.6%
Loan Participations and Assignments	7.7%
U.S. Treasury Obligations	4.7%
Convertible Bonds & Notes	0.1%
Other Investments	0.2%
Short-Term Instruments	1.1%
Affiliated Investments	5.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	1.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000166584
Shareholder Report [Line Items]
Fund Name	PIMCO Income Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

• Holdings of high yield corporate credit contributed to performance, as this sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. sovereign curve.

• Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. sovereign curve.

• Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index
4/29/2016	$10,000	$10,000
4/30/2016	$10,000	$10,000
5/31/2016	$10,113	$10,003
6/30/2016	$10,123	$10,182
7/31/2016	$10,297	$10,247
8/31/2016	$10,401	$10,235
9/30/2016	$10,466	$10,229
10/31/2016	$10,549	$10,151
11/30/2016	$10,501	$9,911
12/31/2016	$10,581	$9,925
1/31/2017	$10,643	$9,944
2/28/2017	$10,767	$10,011
3/31/2017	$10,842	$10,006
4/30/2017	$10,914	$10,083
5/31/2017	$11,102	$10,160
6/30/2017	$11,135	$10,150
7/31/2017	$11,220	$10,194
8/31/2017	$11,306	$10,285
9/30/2017	$11,352	$10,236
10/31/2017	$11,401	$10,242
11/30/2017	$11,407	$10,229
12/31/2017	$11,436	$10,276
1/31/2018	$11,420	$10,158
2/28/2018	$11,372	$10,061
3/31/2018	$11,435	$10,126
4/30/2018	$11,385	$10,051
5/31/2018	$11,391	$10,122
6/30/2018	$11,379	$10,110
7/31/2018	$11,452	$10,112
8/31/2018	$11,399	$10,177
9/30/2018	$11,448	$10,112
10/31/2018	$11,426	$10,032
11/30/2018	$11,385	$10,092
12/31/2018	$11,480	$10,277
1/31/2019	$11,701	$10,386
2/28/2019	$11,753	$10,380
3/31/2019	$11,863	$10,580
4/30/2019	$11,966	$10,582
5/31/2019	$12,008	$10,770
6/30/2019	$12,190	$10,906
7/31/2019	$12,216	$10,930
8/31/2019	$12,109	$11,213
9/30/2019	$12,176	$11,153
10/31/2019	$12,247	$11,187
11/30/2019	$12,283	$11,181
12/31/2019	$12,464	$11,173
1/31/2020	$12,519	$11,388
2/29/2020	$12,458	$11,593
3/31/2020	$11,480	$11,525
4/30/2020	$11,862	$11,730
5/31/2020	$12,193	$11,784
6/30/2020	$12,376	$11,859
7/31/2020	$12,601	$12,036
8/31/2020	$12,764	$11,939
9/30/2020	$12,714	$11,932
10/31/2020	$12,723	$11,879
11/30/2020	$13,063	$11,995
12/31/2020	$13,276	$12,012
1/31/2021	$13,302	$11,926
2/28/2021	$13,284	$11,753
3/31/2021	$13,246	$11,607
4/30/2021	$13,365	$11,698
5/31/2021	$13,420	$11,737
6/30/2021	$13,466	$11,819
7/31/2021	$13,489	$11,951
8/31/2021	$13,544	$11,928
9/30/2021	$13,523	$11,825
10/31/2021	$13,489	$11,822
11/30/2021	$13,392	$11,857
12/31/2021	$13,540	$11,827
1/31/2022	$13,403	$11,572
2/28/2022	$13,061	$11,443
3/31/2022	$12,957	$11,125
4/30/2022	$12,630	$10,703
5/31/2022	$12,630	$10,772
6/30/2022	$12,214	$10,603
7/31/2022	$12,586	$10,862
8/31/2022	$12,480	$10,555
9/30/2022	$12,068	$10,099
10/31/2022	$12,099	$9,968
11/30/2022	$12,478	$10,335
12/31/2022	$12,487	$10,288
1/31/2023	$12,878	$10,604
2/28/2023	$12,637	$10,330
3/31/2023	$12,703	$10,593
4/30/2023	$12,758	$10,657
5/31/2023	$12,749	$10,541
6/30/2023	$12,890	$10,503
7/31/2023	$13,010	$10,496
8/31/2023	$13,002	$10,429
9/30/2023	$12,848	$10,164
10/31/2023	$12,695	$10,003
11/30/2023	$13,160	$10,456
12/31/2023	$13,518	$10,857
1/31/2024	$13,578	$10,827
2/29/2024	$13,556	$10,674
3/31/2024	$13,724	$10,773
4/30/2024	$13,535	$10,500
5/31/2024	$13,752	$10,678
6/30/2024	$13,790	$10,780
7/31/2024	$14,069	$11,031
8/31/2024	$14,199	$11,190
9/30/2024	$14,380	$11,340
10/31/2024	$14,134	$11,058
11/30/2024	$14,357	$11,175
12/31/2024	$14,249	$10,992

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/29/16
Administrative Class	5.41%	2.71%	4.17%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.10%

Performance Inception Date	Apr. 29, 2016
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 827,646,000
Holdings Count | Holding	1,209
Advisory Fees Paid, Amount	$ 1,709,000
InvestmentCompanyPortfolioTurnover	544.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$827,646
# of Portfolio Holdings	1,209
Portfolio Turnover Rate	544%
Total Net Advisory Fees Paid During the Reporting Period	$1,709
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.7%
Asset-Backed Securities	37.5%
Non-Agency Mortgage-Backed Securities	21.9%
U.S. Treasury Obligations	13.8%
Corporate Bonds & Notes	12.0%
Sovereign Issues	5.8%
Loan Participations and Assignments	1.8%
Common Stocks	0.3%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	0.9%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(55.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000166585
Shareholder Report [Line Items]
Fund Name	PIMCO Income Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$119	1.16%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

• Holdings of high yield corporate credit contributed to performance, as this sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. sovereign curve.

• Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. sovereign curve.

• Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index
4/29/2016	$10,000	$10,000
4/30/2016	$10,000	$10,000
5/31/2016	$10,112	$10,003
6/30/2016	$10,121	$10,182
7/31/2016	$10,294	$10,247
8/31/2016	$10,397	$10,235
9/30/2016	$10,461	$10,229
10/31/2016	$10,544	$10,151
11/30/2016	$10,494	$9,911
12/31/2016	$10,574	$9,925
1/31/2017	$10,635	$9,944
2/28/2017	$10,758	$10,011
3/31/2017	$10,832	$10,006
4/30/2017	$10,903	$10,083
5/31/2017	$11,090	$10,160
6/30/2017	$11,122	$10,150
7/31/2017	$11,206	$10,194
8/31/2017	$11,291	$10,285
9/30/2017	$11,336	$10,236
10/31/2017	$11,383	$10,242
11/30/2017	$11,389	$10,229
12/31/2017	$11,417	$10,276
1/31/2018	$11,400	$10,158
2/28/2018	$11,352	$10,061
3/31/2018	$11,413	$10,126
4/30/2018	$11,363	$10,051
5/31/2018	$11,368	$10,122
6/30/2018	$11,354	$10,110
7/31/2018	$11,426	$10,112
8/31/2018	$11,372	$10,177
9/30/2018	$11,420	$10,112
10/31/2018	$11,397	$10,032
11/30/2018	$11,355	$10,092
12/31/2018	$11,450	$10,277
1/31/2019	$11,669	$10,386
2/28/2019	$11,719	$10,380
3/31/2019	$11,829	$10,580
4/30/2019	$11,930	$10,582
5/31/2019	$11,971	$10,770
6/30/2019	$12,151	$10,906
7/31/2019	$12,177	$10,930
8/31/2019	$12,068	$11,213
9/30/2019	$12,135	$11,153
10/31/2019	$12,205	$11,187
11/30/2019	$12,239	$11,181
12/31/2019	$12,418	$11,173
1/31/2020	$12,472	$11,388
2/29/2020	$12,410	$11,593
3/31/2020	$11,435	$11,525
4/30/2020	$11,814	$11,730
5/31/2020	$12,143	$11,784
6/30/2020	$12,325	$11,859
7/31/2020	$12,548	$12,036
8/31/2020	$12,709	$11,939
9/30/2020	$12,658	$11,932
10/31/2020	$12,665	$11,879
11/30/2020	$13,003	$11,995
12/31/2020	$13,214	$12,012
1/31/2021	$13,239	$11,926
2/28/2021	$13,220	$11,753
3/31/2021	$13,181	$11,607
4/30/2021	$13,299	$11,698
5/31/2021	$13,352	$11,737
6/30/2021	$13,397	$11,819
7/31/2021	$13,418	$11,951
8/31/2021	$13,472	$11,928
9/30/2021	$13,450	$11,825
10/31/2021	$13,416	$11,822
11/30/2021	$13,317	$11,857
12/31/2021	$13,464	$11,827
1/31/2022	$13,326	$11,572
2/28/2022	$12,985	$11,443
3/31/2022	$12,881	$11,125
4/30/2022	$12,554	$10,703
5/31/2022	$12,554	$10,772
6/30/2022	$12,138	$10,603
7/31/2022	$12,508	$10,862
8/31/2022	$12,401	$10,555
9/30/2022	$11,990	$10,099
10/31/2022	$12,020	$9,968
11/30/2022	$12,396	$10,335
12/31/2022	$12,404	$10,288
1/31/2023	$12,792	$10,604
2/28/2023	$12,551	$10,330
3/31/2023	$12,615	$10,593
4/30/2023	$12,669	$10,657
5/31/2023	$12,659	$10,541
6/30/2023	$12,798	$10,503
7/31/2023	$12,916	$10,496
8/31/2023	$12,907	$10,429
9/30/2023	$12,753	$10,164
10/31/2023	$12,600	$10,003
11/30/2023	$13,060	$10,456
12/31/2023	$13,414	$10,857
1/31/2024	$13,473	$10,827
2/29/2024	$13,450	$10,674
3/31/2024	$13,616	$10,773
4/30/2024	$13,427	$10,500
5/31/2024	$13,641	$10,678
6/30/2024	$13,678	$10,780
7/31/2024	$13,954	$11,031
8/31/2024	$14,081	$11,190
9/30/2024	$14,259	$11,340
10/31/2024	$14,014	$11,058
11/30/2024	$14,234	$11,175
12/31/2024	$14,126	$10,992

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/29/16
Advisor Class	5.30%	2.61%	4.06%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.10%

Performance Inception Date	Apr. 29, 2016
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 827,646,000
Holdings Count | Holding	1,209
Advisory Fees Paid, Amount	$ 1,709,000
InvestmentCompanyPortfolioTurnover	544.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$827,646
# of Portfolio Holdings	1,209
Portfolio Turnover Rate	544%
Total Net Advisory Fees Paid During the Reporting Period	$1,709
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.7%
Asset-Backed Securities	37.5%
Non-Agency Mortgage-Backed Securities	21.9%
U.S. Treasury Obligations	13.8%
Corporate Bonds & Notes	12.0%
Sovereign Issues	5.8%
Loan Participations and Assignments	1.8%
Common Stocks	0.3%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	0.9%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(55.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000166586
Shareholder Report [Line Items]
Fund Name	PIMCO Income Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

• Holdings of high yield corporate credit contributed to performance, as this sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. sovereign curve.

• Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. sovereign curve.

• Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index
4/29/2016	$10,000	$10,000
4/30/2016	$10,000	$10,000
5/31/2016	$10,114	$10,003
6/30/2016	$10,125	$10,182
7/31/2016	$10,300	$10,247
8/31/2016	$10,406	$10,235
9/30/2016	$10,473	$10,229
10/31/2016	$10,557	$10,151
11/30/2016	$10,510	$9,911
12/31/2016	$10,592	$9,925
1/31/2017	$10,655	$9,944
2/28/2017	$10,780	$10,011
3/31/2017	$10,857	$10,006
4/30/2017	$10,930	$10,083
5/31/2017	$11,120	$10,160
6/30/2017	$11,155	$10,150
7/31/2017	$11,241	$10,194
8/31/2017	$11,328	$10,285
9/30/2017	$11,376	$10,236
10/31/2017	$11,426	$10,242
11/30/2017	$11,434	$10,229
12/31/2017	$11,465	$10,276
1/31/2018	$11,450	$10,158
2/28/2018	$11,404	$10,061
3/31/2018	$11,468	$10,126
4/30/2018	$11,420	$10,051
5/31/2018	$11,427	$10,122
6/30/2018	$11,416	$10,110
7/31/2018	$11,491	$10,112
8/31/2018	$11,439	$10,177
9/30/2018	$11,490	$10,112
10/31/2018	$11,469	$10,032
11/30/2018	$11,429	$10,092
12/31/2018	$11,527	$10,277
1/31/2019	$11,749	$10,386
2/28/2019	$11,803	$10,380
3/31/2019	$11,915	$10,580
4/30/2019	$12,020	$10,582
5/31/2019	$12,064	$10,770
6/30/2019	$12,248	$10,906
7/31/2019	$12,276	$10,930
8/31/2019	$12,170	$11,213
9/30/2019	$12,239	$11,153
10/31/2019	$12,312	$11,187
11/30/2019	$12,349	$11,181
12/31/2019	$12,533	$11,173
1/31/2020	$12,590	$11,388
2/29/2020	$12,530	$11,593
3/31/2020	$11,547	$11,525
4/30/2020	$11,933	$11,730
5/31/2020	$12,268	$11,784
6/30/2020	$12,454	$11,859
7/31/2020	$12,682	$12,036
8/31/2020	$12,847	$11,939
9/30/2020	$12,799	$11,932
10/31/2020	$12,809	$11,879
11/30/2020	$13,153	$11,995
12/31/2020	$13,369	$12,012
1/31/2021	$13,397	$11,926
2/28/2021	$13,381	$11,753
3/31/2021	$13,344	$11,607
4/30/2021	$13,466	$11,698
5/31/2021	$13,523	$11,737
6/30/2021	$13,571	$11,819
7/31/2021	$13,596	$11,951
8/31/2021	$13,653	$11,928
9/30/2021	$13,634	$11,825
10/31/2021	$13,601	$11,822
11/30/2021	$13,505	$11,857
12/31/2021	$13,656	$11,827
1/31/2022	$13,519	$11,572
2/28/2022	$13,176	$11,443
3/31/2022	$13,073	$11,125
4/30/2022	$12,744	$10,703
5/31/2022	$12,746	$10,772
6/30/2022	$12,327	$10,603
7/31/2022	$12,705	$10,862
8/31/2022	$12,599	$10,555
9/30/2022	$12,184	$10,099
10/31/2022	$12,217	$9,968
11/30/2022	$12,601	$10,335
12/31/2022	$12,613	$10,288
1/31/2023	$13,009	$10,604
2/28/2023	$12,767	$10,330
3/31/2023	$12,836	$10,593
4/30/2023	$12,893	$10,657
5/31/2023	$12,885	$10,541
6/30/2023	$13,030	$10,503
7/31/2023	$13,152	$10,496
8/31/2023	$13,146	$10,429
9/30/2023	$12,992	$10,164
10/31/2023	$12,838	$10,003
11/30/2023	$13,310	$10,456
12/31/2023	$13,674	$10,857
1/31/2024	$13,737	$10,827
2/29/2024	$13,716	$10,674
3/31/2024	$13,888	$10,773
4/30/2024	$13,698	$10,500
5/31/2024	$13,919	$10,678
6/30/2024	$13,960	$10,780
7/31/2024	$14,244	$11,031
8/31/2024	$14,377	$11,190
9/30/2024	$14,562	$11,340
10/31/2024	$14,315	$11,058
11/30/2024	$14,543	$11,175
12/31/2024	$14,435	$10,992

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/29/16
Institutional Class	5.57%	2.87%	4.32%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.10%

Performance Inception Date	Apr. 29, 2016
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 827,646,000
Holdings Count | Holding	1,209
Advisory Fees Paid, Amount	$ 1,709,000
InvestmentCompanyPortfolioTurnover	544.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$827,646
# of Portfolio Holdings	1,209
Portfolio Turnover Rate	544%
Total Net Advisory Fees Paid During the Reporting Period	$1,709
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.7%
Asset-Backed Securities	37.5%
Non-Agency Mortgage-Backed Securities	21.9%
U.S. Treasury Obligations	13.8%
Corporate Bonds & Notes	12.0%
Sovereign Issues	5.8%
Loan Participations and Assignments	1.8%
Common Stocks	0.3%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	0.9%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(55.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026495
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the long end of the U.S. yield curve contributed to performance, as yields rose.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-

   backed securities, contributed to relative performance, as spreads tightened.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

• Short exposure to the euro detracted from relative performance, as the currency appreciated against the U.S. dollar in the third quarter of 2024.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,199	$10,173
2/28/2015	$10,213	$10,133
3/31/2015	$10,262	$10,201
4/30/2015	$10,143	$10,123
5/31/2015	$10,006	$10,066
6/30/2015	$9,831	$9,929
7/31/2015	$10,000	$10,053
8/31/2015	$9,917	$10,018
9/30/2015	$9,963	$10,075
10/31/2015	$10,037	$10,128
11/30/2015	$10,101	$10,159
12/31/2015	$10,029	$10,136
1/31/2016	$10,130	$10,296
2/29/2016	$10,182	$10,418
3/31/2016	$10,285	$10,492
4/30/2016	$10,295	$10,489
5/31/2016	$10,364	$10,565
6/30/2016	$10,593	$10,777
7/31/2016	$10,706	$10,836
8/31/2016	$10,740	$10,832
9/30/2016	$10,771	$10,834
10/31/2016	$10,688	$10,709
11/30/2016	$10,588	$10,592
12/31/2016	$10,678	$10,632
1/31/2017	$10,603	$10,541
2/28/2017	$10,742	$10,645
3/31/2017	$10,729	$10,638
4/30/2017	$10,765	$10,702
5/31/2017	$10,801	$10,748
6/30/2017	$10,760	$10,701
7/31/2017	$10,806	$10,725
8/31/2017	$10,901	$10,824
9/30/2017	$10,879	$10,774
10/31/2017	$10,956	$10,849
11/30/2017	$10,994	$10,891
12/31/2017	$10,973	$10,896
1/31/2018	$10,980	$10,852
2/28/2018	$11,008	$10,887
3/31/2018	$11,110	$10,998
4/30/2018	$11,099	$10,987
5/31/2018	$11,112	$11,003
6/30/2018	$11,147	$11,051
7/31/2018	$11,171	$11,049
8/31/2018	$11,156	$11,055
9/30/2018	$11,147	$11,032
10/31/2018	$11,171	$11,064
11/30/2018	$11,165	$11,112
12/31/2018	$11,206	$11,241
1/31/2019	$11,355	$11,355
2/28/2019	$11,390	$11,381
3/31/2019	$11,531	$11,574
4/30/2019	$11,550	$11,579
5/31/2019	$11,665	$11,717
6/30/2019	$11,838	$11,891
7/31/2019	$11,951	$12,037
8/31/2019	$12,128	$12,279
9/30/2019	$12,071	$12,228
10/31/2019	$12,021	$12,157
11/30/2019	$11,975	$12,134
12/31/2019	$11,992	$12,092
1/31/2020	$12,178	$12,300
2/29/2020	$12,192	$12,398
3/31/2020	$11,698	$12,153
4/30/2020	$11,954	$12,325
5/31/2020	$12,048	$12,328
6/30/2020	$12,141	$12,367
7/31/2020	$12,296	$12,456
8/31/2020	$12,305	$12,367
9/30/2020	$12,404	$12,451
10/31/2020	$12,480	$12,489
11/30/2020	$12,546	$12,518
12/31/2020	$12,658	$12,569
1/31/2021	$12,632	$12,513
2/28/2021	$12,472	$12,306
3/31/2021	$12,493	$12,330
4/30/2021	$12,470	$12,317
5/31/2021	$12,491	$12,333
6/30/2021	$12,486	$12,373
7/31/2021	$12,611	$12,541
8/31/2021	$12,586	$12,510
9/30/2021	$12,468	$12,384
10/31/2021	$12,384	$12,331
11/30/2021	$12,460	$12,460
12/31/2021	$12,410	$12,393
1/31/2022	$12,315	$12,255
2/28/2022	$12,117	$12,089
3/31/2022	$11,932	$11,891
4/30/2022	$11,691	$11,667
5/31/2022	$11,577	$11,582
6/30/2022	$11,352	$11,414
7/31/2022	$11,634	$11,721
8/31/2022	$11,372	$11,424
9/30/2022	$11,060	$11,162
10/31/2022	$11,135	$11,219
11/30/2022	$11,326	$11,394
12/31/2022	$11,150	$11,183
1/31/2023	$11,390	$11,372
2/28/2023	$11,291	$11,276
3/31/2023	$11,450	$11,503
4/30/2023	$11,484	$11,551
5/31/2023	$11,484	$11,568
6/30/2023	$11,506	$11,587
7/31/2023	$11,553	$11,596
8/31/2023	$11,578	$11,628
9/30/2023	$11,474	$11,496
10/31/2023	$11,448	$11,493
11/30/2023	$11,768	$11,792
12/31/2023	$12,155	$12,113
1/31/2024	$12,127	$12,094
2/29/2024	$12,125	$12,077
3/31/2024	$12,301	$12,183
4/30/2024	$12,191	$12,071
5/31/2024	$12,238	$12,098
6/30/2024	$12,306	$12,197
7/31/2024	$12,483	$12,395
8/31/2024	$12,520	$12,494
9/30/2024	$12,674	$12,621
10/31/2024	$12,573	$12,559
11/30/2024	$12,789	$12,725
12/31/2024	$12,819	$12,715

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.46%	1.34%	2.51%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.97%	1.01%	2.43%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 536,836,000
Holdings Count | Holding	1,068
Advisory Fees Paid, Amount	$ 1,363,000
InvestmentCompanyPortfolioTurnover	626.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$536,836
# of Portfolio Holdings	1,068
Portfolio Turnover Rate	626%
Total Net Advisory Fees Paid During the Reporting Period	$1,363
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	69.6%
Japan	6.9%
Canada	6.9%
United Kingdom	5.7%
Cayman Islands	4.8%
Ireland	3.2%
South Korea	2.9%
France	1.8%
Malaysia	1.8%
Supranational	1.7%
Other Countries	16.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.2%
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(24.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000139585
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the long end of the U.S. yield curve contributed to performance, as yields rose.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-

   backed securities, contributed to relative performance, as spreads tightened.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

• Short exposure to the euro detracted from relative performance, as the currency appreciated against the U.S. dollar in the third quarter of 2024.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,198	$10,173
2/28/2015	$10,211	$10,133
3/31/2015	$10,260	$10,201
4/30/2015	$10,140	$10,123
5/31/2015	$10,002	$10,066
6/30/2015	$9,826	$9,929
7/31/2015	$9,994	$10,053
8/31/2015	$9,911	$10,018
9/30/2015	$9,956	$10,075
10/31/2015	$10,029	$10,128
11/30/2015	$10,092	$10,159
12/31/2015	$10,019	$10,136
1/31/2016	$10,119	$10,296
2/29/2016	$10,170	$10,418
3/31/2016	$10,273	$10,492
4/30/2016	$10,282	$10,489
5/31/2016	$10,349	$10,565
6/30/2016	$10,577	$10,777
7/31/2016	$10,689	$10,836
8/31/2016	$10,722	$10,832
9/30/2016	$10,753	$10,834
10/31/2016	$10,669	$10,709
11/30/2016	$10,568	$10,592
12/31/2016	$10,657	$10,632
1/31/2017	$10,581	$10,541
2/28/2017	$10,719	$10,645
3/31/2017	$10,705	$10,638
4/30/2017	$10,741	$10,702
5/31/2017	$10,775	$10,748
6/30/2017	$10,734	$10,701
7/31/2017	$10,779	$10,725
8/31/2017	$10,873	$10,824
9/30/2017	$10,849	$10,774
10/31/2017	$10,925	$10,849
11/30/2017	$10,962	$10,891
12/31/2017	$10,941	$10,896
1/31/2018	$10,947	$10,852
2/28/2018	$10,974	$10,887
3/31/2018	$11,074	$10,998
4/30/2018	$11,063	$10,987
5/31/2018	$11,074	$11,003
6/30/2018	$11,108	$11,051
7/31/2018	$11,132	$11,049
8/31/2018	$11,116	$11,055
9/30/2018	$11,106	$11,032
10/31/2018	$11,128	$11,064
11/30/2018	$11,122	$11,112
12/31/2018	$11,162	$11,241
1/31/2019	$11,309	$11,355
2/28/2019	$11,343	$11,381
3/31/2019	$11,483	$11,574
4/30/2019	$11,500	$11,579
5/31/2019	$11,614	$11,717
6/30/2019	$11,786	$11,891
7/31/2019	$11,897	$12,037
8/31/2019	$12,072	$12,279
9/30/2019	$12,015	$12,228
10/31/2019	$11,963	$12,157
11/30/2019	$11,916	$12,134
12/31/2019	$11,932	$12,092
1/31/2020	$12,116	$12,300
2/29/2020	$12,130	$12,398
3/31/2020	$11,637	$12,153
4/30/2020	$11,891	$12,325
5/31/2020	$11,984	$12,328
6/30/2020	$12,075	$12,367
7/31/2020	$12,228	$12,456
8/31/2020	$12,236	$12,367
9/30/2020	$12,333	$12,451
10/31/2020	$12,408	$12,489
11/30/2020	$12,473	$12,518
12/31/2020	$12,583	$12,569
1/31/2021	$12,556	$12,513
2/28/2021	$12,396	$12,306
3/31/2021	$12,416	$12,330
4/30/2021	$12,392	$12,317
5/31/2021	$12,412	$12,333
6/30/2021	$12,406	$12,373
7/31/2021	$12,529	$12,541
8/31/2021	$12,503	$12,510
9/30/2021	$12,384	$12,384
10/31/2021	$12,300	$12,331
11/30/2021	$12,375	$12,460
12/31/2021	$12,324	$12,393
1/31/2022	$12,228	$12,255
2/28/2022	$12,031	$12,089
3/31/2022	$11,847	$11,891
4/30/2022	$11,606	$11,667
5/31/2022	$11,492	$11,582
6/30/2022	$11,267	$11,414
7/31/2022	$11,547	$11,721
8/31/2022	$11,285	$11,424
9/30/2022	$10,975	$11,162
10/31/2022	$11,048	$11,219
11/30/2022	$11,237	$11,394
12/31/2022	$11,062	$11,183
1/31/2023	$11,298	$11,372
2/28/2023	$11,200	$11,276
3/31/2023	$11,356	$11,503
4/30/2023	$11,389	$11,551
5/31/2023	$11,388	$11,568
6/30/2023	$11,409	$11,587
7/31/2023	$11,454	$11,596
8/31/2023	$11,479	$11,628
9/30/2023	$11,374	$11,496
10/31/2023	$11,348	$11,493
11/30/2023	$11,664	$11,792
12/31/2023	$12,047	$12,113
1/31/2024	$12,018	$12,094
2/29/2024	$12,015	$12,077
3/31/2024	$12,189	$12,183
4/30/2024	$12,078	$12,071
5/31/2024	$12,123	$12,098
6/30/2024	$12,190	$12,197
7/31/2024	$12,365	$12,395
8/31/2024	$12,400	$12,494
9/30/2024	$12,552	$12,621
10/31/2024	$12,450	$12,559
11/30/2024	$12,663	$12,725
12/31/2024	$12,692	$12,715

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	5.36%	1.24%	2.41%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.97%	1.01%	2.43%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 536,836,000
Holdings Count | Holding	1,068
Advisory Fees Paid, Amount	$ 1,363,000
InvestmentCompanyPortfolioTurnover	626.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$536,836
# of Portfolio Holdings	1,068
Portfolio Turnover Rate	626%
Total Net Advisory Fees Paid During the Reporting Period	$1,363
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	69.6%
Japan	6.9%
Canada	6.9%
United Kingdom	5.7%
Cayman Islands	4.8%
Ireland	3.2%
South Korea	2.9%
France	1.8%
Malaysia	1.8%
Supranational	1.7%
Other Countries	16.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.2%
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(24.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026496
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the long end of the U.S. yield curve contributed to performance, as yields rose.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-

   backed securities, contributed to relative performance, as spreads tightened.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

• Short exposure to the euro detracted from relative performance, as the currency appreciated against the U.S. dollar in the third quarter of 2024.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,200	$10,173
2/28/2015	$10,216	$10,133
3/31/2015	$10,266	$10,201
4/30/2015	$10,148	$10,123
5/31/2015	$10,013	$10,066
6/30/2015	$9,838	$9,929
7/31/2015	$10,008	$10,053
8/31/2015	$9,927	$10,018
9/30/2015	$9,974	$10,075
10/31/2015	$10,050	$10,128
11/30/2015	$10,115	$10,159
12/31/2015	$10,044	$10,136
1/31/2016	$10,146	$10,296
2/29/2016	$10,199	$10,418
3/31/2016	$10,304	$10,492
4/30/2016	$10,316	$10,489
5/31/2016	$10,386	$10,565
6/30/2016	$10,616	$10,777
7/31/2016	$10,731	$10,836
8/31/2016	$10,767	$10,832
9/30/2016	$10,800	$10,834
10/31/2016	$10,717	$10,709
11/30/2016	$10,619	$10,592
12/31/2016	$10,710	$10,632
1/31/2017	$10,636	$10,541
2/28/2017	$10,777	$10,645
3/31/2017	$10,765	$10,638
4/30/2017	$10,803	$10,702
5/31/2017	$10,840	$10,748
6/30/2017	$10,801	$10,701
7/31/2017	$10,848	$10,725
8/31/2017	$10,945	$10,824
9/30/2017	$10,924	$10,774
10/31/2017	$11,002	$10,849
11/30/2017	$11,042	$10,891
12/31/2017	$11,023	$10,896
1/31/2018	$11,031	$10,852
2/28/2018	$11,061	$10,887
3/31/2018	$11,164	$10,998
4/30/2018	$11,155	$10,987
5/31/2018	$11,168	$11,003
6/30/2018	$11,205	$11,051
7/31/2018	$11,231	$11,049
8/31/2018	$11,218	$11,055
9/30/2018	$11,210	$11,032
10/31/2018	$11,235	$11,064
11/30/2018	$11,230	$11,112
12/31/2018	$11,273	$11,241
1/31/2019	$11,424	$11,355
2/28/2019	$11,461	$11,381
3/31/2019	$11,605	$11,574
4/30/2019	$11,625	$11,579
5/31/2019	$11,742	$11,717
6/30/2019	$11,918	$11,891
7/31/2019	$12,033	$12,037
8/31/2019	$12,213	$12,279
9/30/2019	$12,157	$12,228
10/31/2019	$12,108	$12,157
11/30/2019	$12,063	$12,134
12/31/2019	$12,081	$12,092
1/31/2020	$12,270	$12,300
2/29/2020	$12,287	$12,398
3/31/2020	$11,790	$12,153
4/30/2020	$12,050	$12,325
5/31/2020	$12,146	$12,328
6/30/2020	$12,241	$12,367
7/31/2020	$12,399	$12,456
8/31/2020	$12,410	$12,367
9/30/2020	$12,511	$12,451
10/31/2020	$12,590	$12,489
11/30/2020	$12,657	$12,518
12/31/2020	$12,772	$12,569
1/31/2021	$12,748	$12,513
2/28/2021	$12,588	$12,306
3/31/2021	$12,611	$12,330
4/30/2021	$12,589	$12,317
5/31/2021	$12,612	$12,333
6/30/2021	$12,608	$12,373
7/31/2021	$12,736	$12,541
8/31/2021	$12,712	$12,510
9/30/2021	$12,594	$12,384
10/31/2021	$12,511	$12,331
11/30/2021	$12,590	$12,460
12/31/2021	$12,541	$12,393
1/31/2022	$12,446	$12,255
2/28/2022	$12,247	$12,089
3/31/2022	$12,062	$11,891
4/30/2022	$11,820	$11,667
5/31/2022	$11,706	$11,582
6/30/2022	$11,480	$11,414
7/31/2022	$11,767	$11,721
8/31/2022	$11,503	$11,424
9/30/2022	$11,189	$11,162
10/31/2022	$11,266	$11,219
11/30/2022	$11,461	$11,394
12/31/2022	$11,284	$11,183
1/31/2023	$11,528	$11,372
2/28/2023	$11,430	$11,276
3/31/2023	$11,592	$11,503
4/30/2023	$11,628	$11,551
5/31/2023	$11,630	$11,568
6/30/2023	$11,654	$11,587
7/31/2023	$11,702	$11,596
8/31/2023	$11,729	$11,628
9/30/2023	$11,625	$11,496
10/31/2023	$11,601	$11,493
11/30/2023	$11,926	$11,792
12/31/2023	$12,320	$12,113
1/31/2024	$12,293	$12,094
2/29/2024	$12,292	$12,077
3/31/2024	$12,473	$12,183
4/30/2024	$12,362	$12,071
5/31/2024	$12,411	$12,098
6/30/2024	$12,482	$12,197
7/31/2024	$12,664	$12,395
8/31/2024	$12,702	$12,494
9/30/2024	$12,860	$12,621
10/31/2024	$12,759	$12,559
11/30/2024	$12,980	$12,725
12/31/2024	$13,012	$12,715

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.62%	1.50%	2.67%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.97%	1.01%	2.43%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 536,836,000
Holdings Count | Holding	1,068
Advisory Fees Paid, Amount	$ 1,363,000
InvestmentCompanyPortfolioTurnover	626.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$536,836
# of Portfolio Holdings	1,068
Portfolio Turnover Rate	626%
Total Net Advisory Fees Paid During the Reporting Period	$1,363
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	69.6%
Japan	6.9%
Canada	6.9%
United Kingdom	5.7%
Cayman Islands	4.8%
Ireland	3.2%
South Korea	2.9%
France	1.8%
Malaysia	1.8%
Supranational	1.7%
Other Countries	16.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.2%
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(24.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000028252
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (Unhedged)
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$96	0.98%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the long end of the U.S. yield curve contributed to performance, as yields rose.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Short exposure to the Chinese yuan contributed to relative performance, as the currency depreciated against the U.S. dollar.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

• Overweight exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,928	$9,816
2/28/2015	$9,908	$9,740
3/31/2015	$9,743	$9,537
4/30/2015	$9,956	$9,744
5/31/2015	$9,561	$9,449
6/30/2015	$9,442	$9,457
7/31/2015	$9,362	$9,444
8/31/2015	$9,279	$9,478
9/30/2015	$9,290	$9,518
10/31/2015	$9,415	$9,548
11/30/2015	$9,271	$9,283
12/31/2015	$9,292	$9,398
1/31/2016	$9,242	$9,445
2/29/2016	$9,489	$9,774
3/31/2016	$9,924	$10,174
4/30/2016	$10,161	$10,382
5/31/2016	$9,904	$10,134
6/30/2016	$10,259	$10,521
7/31/2016	$10,388	$10,607
8/31/2016	$10,349	$10,522
9/30/2016	$10,453	$10,629
10/31/2016	$10,039	$10,166
11/30/2016	$9,609	$9,630
12/31/2016	$9,571	$9,538
1/31/2017	$9,800	$9,717
2/28/2017	$9,863	$9,745
3/31/2017	$9,895	$9,775
4/30/2017	$9,968	$9,914
5/31/2017	$10,129	$10,131
6/30/2017	$10,225	$10,121
7/31/2017	$10,555	$10,393
8/31/2017	$10,631	$10,504
9/30/2017	$10,530	$10,372
10/31/2017	$10,423	$10,294
11/30/2017	$10,552	$10,513
12/31/2017	$10,608	$10,541
1/31/2018	$11,035	$10,861
2/28/2018	$10,846	$10,769
3/31/2018	$10,957	$10,923
4/30/2018	$10,669	$10,675
5/31/2018	$10,521	$10,475
6/30/2018	$10,456	$10,402
7/31/2018	$10,500	$10,364
8/31/2018	$10,347	$10,332
9/30/2018	$10,369	$10,221
10/31/2018	$10,144	$10,079
11/30/2018	$10,190	$10,091
12/31/2018	$10,187	$10,315
1/31/2019	$10,510	$10,507
2/28/2019	$10,430	$10,397
3/31/2019	$10,480	$10,471
4/30/2019	$10,445	$10,407
5/31/2019	$10,478	$10,516
6/30/2019	$10,799	$10,829
7/31/2019	$10,646	$10,752
8/31/2019	$10,698	$10,922
9/30/2019	$10,626	$10,767
10/31/2019	$10,747	$10,870
11/30/2019	$10,614	$10,723
12/31/2019	$10,902	$10,839
1/31/2020	$10,876	$10,921
2/29/2020	$10,751	$10,899
3/31/2020	$9,885	$10,549
4/30/2020	$10,201	$10,764
5/31/2020	$10,431	$10,796
6/30/2020	$10,653	$10,906
7/31/2020	$11,189	$11,390
8/31/2020	$11,383	$11,423
9/30/2020	$11,233	$11,357
10/31/2020	$11,289	$11,409
11/30/2020	$11,677	$11,681
12/31/2020	$12,077	$11,935
1/31/2021	$11,958	$11,812
2/28/2021	$11,692	$11,583
3/31/2021	$11,485	$11,303
4/30/2021	$11,681	$11,486
5/31/2021	$11,818	$11,642
6/30/2021	$11,569	$11,407
7/31/2021	$11,700	$11,579
8/31/2021	$11,625	$11,508
9/30/2021	$11,354	$11,226
10/31/2021	$11,266	$11,182
11/30/2021	$11,201	$11,102
12/31/2021	$11,169	$11,093
1/31/2022	$10,994	$10,876
2/28/2022	$10,821	$10,756
3/31/2022	$10,454	$10,411
4/30/2022	$9,734	$9,700
5/31/2022	$9,735	$9,701
6/30/2022	$9,244	$9,264
7/31/2022	$9,418	$9,442
8/31/2022	$8,943	$8,971
9/30/2022	$8,377	$8,445
10/31/2022	$8,390	$8,433
11/30/2022	$8,982	$8,903
12/31/2022	$9,049	$9,019
1/31/2023	$9,383	$9,334
2/28/2023	$8,988	$8,961
3/31/2023	$9,296	$9,295
4/30/2023	$9,312	$9,322
5/31/2023	$9,055	$9,071
6/30/2023	$9,083	$9,095
7/31/2023	$9,215	$9,211
8/31/2023	$9,036	$9,029
9/30/2023	$8,743	$8,731
10/31/2023	$8,663	$8,651
11/30/2023	$9,136	$9,128
12/31/2023	$9,611	$9,535
1/31/2024	$9,371	$9,317
2/29/2024	$9,298	$9,207
3/31/2024	$9,377	$9,229
4/30/2024	$9,124	$8,990
5/31/2024	$9,260	$9,080
6/30/2024	$9,190	$9,034
7/31/2024	$9,480	$9,319
8/31/2024	$9,718	$9,611
9/30/2024	$9,905	$9,803
10/31/2024	$9,515	$9,399
11/30/2024	$9,536	$9,378
12/31/2024	$9,284	$9,133

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	(3.40%)	(3.16%)	(0.74%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	(4.22%)	(3.37%)	(0.90%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 23,802,000
Holdings Count | Holding	805
Advisory Fees Paid, Amount	$ 70,000
InvestmentCompanyPortfolioTurnover	777.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$23,802
# of Portfolio Holdings	805
Portfolio Turnover Rate	777%
Total Net Advisory Fees Paid During the Reporting Period	$70
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	56.4%
Japan	5.8%
Canada	5.3%
Cayman Islands	3.5%
United Kingdom	3.0%
Brazil	2.6%
South Korea	2.1%
Australia	2.0%
Italy	1.8%
Other Countries	18.2%
Short-Term Instruments	23.9%
Affiliated Investments	4.4%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(30.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000030991
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (Unhedged)
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$106	1.08%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the long end of the U.S. yield curve contributed to performance, as yields rose.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Short exposure to the Chinese yuan contributed to relative performance, as the currency depreciated against the U.S. dollar.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

• Overweight exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,927	$9,816
2/28/2015	$9,907	$9,740
3/31/2015	$9,740	$9,537
4/30/2015	$9,952	$9,744
5/31/2015	$9,557	$9,449
6/30/2015	$9,437	$9,457
7/31/2015	$9,357	$9,444
8/31/2015	$9,273	$9,478
9/30/2015	$9,283	$9,518
10/31/2015	$9,407	$9,548
11/30/2015	$9,263	$9,283
12/31/2015	$9,283	$9,398
1/31/2016	$9,232	$9,445
2/29/2016	$9,478	$9,774
3/31/2016	$9,912	$10,174
4/30/2016	$10,148	$10,382
5/31/2016	$9,891	$10,134
6/30/2016	$10,244	$10,521
7/31/2016	$10,372	$10,607
8/31/2016	$10,332	$10,522
9/30/2016	$10,435	$10,629
10/31/2016	$10,021	$10,166
11/30/2016	$9,590	$9,630
12/31/2016	$9,552	$9,538
1/31/2017	$9,780	$9,717
2/28/2017	$9,841	$9,745
3/31/2017	$9,873	$9,775
4/30/2017	$9,945	$9,914
5/31/2017	$10,105	$10,131
6/30/2017	$10,199	$10,121
7/31/2017	$10,528	$10,393
8/31/2017	$10,603	$10,504
9/30/2017	$10,501	$10,372
10/31/2017	$10,394	$10,294
11/30/2017	$10,521	$10,513
12/31/2017	$10,577	$10,541
1/31/2018	$11,001	$10,861
2/28/2018	$10,812	$10,769
3/31/2018	$10,921	$10,923
4/30/2018	$10,633	$10,675
5/31/2018	$10,485	$10,475
6/30/2018	$10,419	$10,402
7/31/2018	$10,463	$10,364
8/31/2018	$10,309	$10,332
9/30/2018	$10,331	$10,221
10/31/2018	$10,105	$10,079
11/30/2018	$10,150	$10,091
12/31/2018	$10,146	$10,315
1/31/2019	$10,468	$10,507
2/28/2019	$10,387	$10,397
3/31/2019	$10,436	$10,471
4/30/2019	$10,400	$10,407
5/31/2019	$10,432	$10,516
6/30/2019	$10,751	$10,829
7/31/2019	$10,597	$10,752
8/31/2019	$10,648	$10,922
9/30/2019	$10,576	$10,767
10/31/2019	$10,695	$10,870
11/30/2019	$10,561	$10,723
12/31/2019	$10,848	$10,839
1/31/2020	$10,821	$10,921
2/29/2020	$10,695	$10,899
3/31/2020	$9,833	$10,549
4/30/2020	$10,147	$10,764
5/31/2020	$10,374	$10,796
6/30/2020	$10,595	$10,906
7/31/2020	$11,126	$11,390
8/31/2020	$11,318	$11,423
9/30/2020	$11,169	$11,357
10/31/2020	$11,224	$11,409
11/30/2020	$11,609	$11,681
12/31/2020	$12,004	$11,935
1/31/2021	$11,885	$11,812
2/28/2021	$11,620	$11,583
3/31/2021	$11,414	$11,303
4/30/2021	$11,607	$11,486
5/31/2021	$11,742	$11,642
6/30/2021	$11,494	$11,407
7/31/2021	$11,623	$11,579
8/31/2021	$11,547	$11,508
9/30/2021	$11,278	$11,226
10/31/2021	$11,189	$11,182
11/30/2021	$11,123	$11,102
12/31/2021	$11,091	$11,093
1/31/2022	$10,917	$10,876
2/28/2022	$10,743	$10,756
3/31/2022	$10,378	$10,411
4/30/2022	$9,662	$9,700
5/31/2022	$9,662	$9,701
6/30/2022	$9,175	$9,264
7/31/2022	$9,346	$9,442
8/31/2022	$8,874	$8,971
9/30/2022	$8,312	$8,445
10/31/2022	$8,324	$8,433
11/30/2022	$8,911	$8,903
12/31/2022	$8,977	$9,019
1/31/2023	$9,307	$9,334
2/28/2023	$8,915	$8,961
3/31/2023	$9,219	$9,295
4/30/2023	$9,235	$9,322
5/31/2023	$8,979	$9,071
6/30/2023	$9,006	$9,095
7/31/2023	$9,136	$9,211
8/31/2023	$8,957	$9,029
9/30/2023	$8,667	$8,731
10/31/2023	$8,587	$8,651
11/30/2023	$9,054	$9,128
12/31/2023	$9,525	$9,535
1/31/2024	$9,286	$9,317
2/29/2024	$9,212	$9,207
3/31/2024	$9,290	$9,229
4/30/2024	$9,039	$8,990
5/31/2024	$9,173	$9,080
6/30/2024	$9,102	$9,034
7/31/2024	$9,389	$9,319
8/31/2024	$9,624	$9,611
9/30/2024	$9,808	$9,803
10/31/2024	$9,421	$9,399
11/30/2024	$9,441	$9,378
12/31/2024	$9,191	$9,133

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	(3.50%)	(3.26%)	(0.84%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	(4.22%)	(3.37%)	(0.90%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 23,802,000
Holdings Count | Holding	805
Advisory Fees Paid, Amount	$ 70,000
InvestmentCompanyPortfolioTurnover	777.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$23,802
# of Portfolio Holdings	805
Portfolio Turnover Rate	777%
Total Net Advisory Fees Paid During the Reporting Period	$70
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	56.4%
Japan	5.8%
Canada	5.3%
Cayman Islands	3.5%
United Kingdom	3.0%
Brazil	2.6%
South Korea	2.1%
Australia	2.0%
Italy	1.8%
Other Countries	18.2%
Short-Term Instruments	23.9%
Affiliated Investments	4.4%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(30.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000109754
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (Unhedged)
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.83%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the long end of the U.S. yield curve contributed to performance, as yields rose.

• Long exposure to senior securitized credit, particularly collateralized loan obligations and U.S. non-agency residential mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Short exposure to the Chinese yuan contributed to relative performance, as the currency depreciated against the U.S. dollar.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

• Overweight exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,929	$9,816
2/28/2015	$9,911	$9,740
3/31/2015	$9,748	$9,537
4/30/2015	$9,963	$9,744
5/31/2015	$9,569	$9,449
6/30/2015	$9,452	$9,457
7/31/2015	$9,374	$9,444
8/31/2015	$9,292	$9,478
9/30/2015	$9,303	$9,518
10/31/2015	$9,430	$9,548
11/30/2015	$9,287	$9,283
12/31/2015	$9,310	$9,398
1/31/2016	$9,261	$9,445
2/29/2016	$9,509	$9,774
3/31/2016	$9,947	$10,174
4/30/2016	$10,185	$10,382
5/31/2016	$9,929	$10,134
6/30/2016	$10,285	$10,521
7/31/2016	$10,416	$10,607
8/31/2016	$10,378	$10,522
9/30/2016	$10,483	$10,629
10/31/2016	$10,070	$10,166
11/30/2016	$9,640	$9,630
12/31/2016	$9,604	$9,538
1/31/2017	$9,834	$9,717
2/28/2017	$9,898	$9,745
3/31/2017	$9,932	$9,775
4/30/2017	$10,006	$9,914
5/31/2017	$10,169	$10,131
6/30/2017	$10,266	$10,121
7/31/2017	$10,598	$10,393
8/31/2017	$10,675	$10,504
9/30/2017	$10,576	$10,372
10/31/2017	$10,469	$10,294
11/30/2017	$10,599	$10,513
12/31/2017	$10,656	$10,541
1/31/2018	$11,086	$10,861
2/28/2018	$10,897	$10,769
3/31/2018	$11,010	$10,923
4/30/2018	$10,722	$10,675
5/31/2018	$10,575	$10,475
6/30/2018	$10,510	$10,402
7/31/2018	$10,556	$10,364
8/31/2018	$10,402	$10,332
9/30/2018	$10,426	$10,221
10/31/2018	$10,200	$10,079
11/30/2018	$10,248	$10,091
12/31/2018	$10,246	$10,315
1/31/2019	$10,573	$10,507
2/28/2019	$10,493	$10,397
3/31/2019	$10,545	$10,471
4/30/2019	$10,510	$10,407
5/31/2019	$10,544	$10,516
6/30/2019	$10,869	$10,829
7/31/2019	$10,716	$10,752
8/31/2019	$10,770	$10,922
9/30/2019	$10,699	$10,767
10/31/2019	$10,821	$10,870
11/30/2019	$10,689	$10,723
12/31/2019	$10,981	$10,839
1/31/2020	$10,956	$10,921
2/29/2020	$10,831	$10,899
3/31/2020	$9,960	$10,549
4/30/2020	$10,280	$10,764
5/31/2020	$10,512	$10,796
6/30/2020	$10,738	$10,906
7/31/2020	$11,279	$11,390
8/31/2020	$11,476	$11,423
9/30/2020	$11,326	$11,357
10/31/2020	$11,384	$11,409
11/30/2020	$11,777	$11,681
12/31/2020	$12,181	$11,935
1/31/2021	$12,062	$11,812
2/28/2021	$11,795	$11,583
3/31/2021	$11,588	$11,303
4/30/2021	$11,787	$11,486
5/31/2021	$11,926	$11,642
6/30/2021	$11,677	$11,407
7/31/2021	$11,811	$11,579
8/31/2021	$11,736	$11,508
9/30/2021	$11,464	$11,226
10/31/2021	$11,377	$11,182
11/30/2021	$11,312	$11,102
12/31/2021	$11,282	$11,093
1/31/2022	$11,107	$10,876
2/28/2022	$10,933	$10,756
3/31/2022	$10,563	$10,411
4/30/2022	$9,837	$9,700
5/31/2022	$9,839	$9,701
6/30/2022	$9,345	$9,264
7/31/2022	$9,521	$9,442
8/31/2022	$9,042	$8,971
9/30/2022	$8,472	$8,445
10/31/2022	$8,485	$8,433
11/30/2022	$9,086	$8,903
12/31/2022	$9,155	$9,019
1/31/2023	$9,494	$9,334
2/28/2023	$9,095	$8,961
3/31/2023	$9,408	$9,295
4/30/2023	$9,426	$9,322
5/31/2023	$9,166	$9,071
6/30/2023	$9,196	$9,095
7/31/2023	$9,331	$9,211
8/31/2023	$9,150	$9,029
9/30/2023	$8,855	$8,731
10/31/2023	$8,776	$8,651
11/30/2023	$9,255	$9,128
12/31/2023	$9,738	$9,535
1/31/2024	$9,496	$9,317
2/29/2024	$9,423	$9,207
3/31/2024	$9,504	$9,229
4/30/2024	$9,249	$8,990
5/31/2024	$9,389	$9,080
6/30/2024	$9,318	$9,034
7/31/2024	$9,613	$9,319
8/31/2024	$9,856	$9,611
9/30/2024	$10,047	$9,803
10/31/2024	$9,652	$9,399
11/30/2024	$9,675	$9,378
12/31/2024	$9,421	$9,133

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(3.26%)	(3.02%)	(0.59%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	(4.22%)	(3.37%)	(0.90%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 23,802,000
Holdings Count | Holding	805
Advisory Fees Paid, Amount	$ 70,000
InvestmentCompanyPortfolioTurnover	777.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$23,802
# of Portfolio Holdings	805
Portfolio Turnover Rate	777%
Total Net Advisory Fees Paid During the Reporting Period	$70
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	56.4%
Japan	5.8%
Canada	5.3%
Cayman Islands	3.5%
United Kingdom	3.0%
Brazil	2.6%
South Korea	2.1%
Australia	2.0%
Italy	1.8%
Other Countries	18.2%
Short-Term Instruments	23.9%
Affiliated Investments	4.4%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(30.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026500
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$250	2.58%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.58%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to performance due to underweight exposure to duration at the back end of the curve, as U.S. Treasury yields rose.

• Out-of-benchmark exposure to broad securitized strategies contributed to performance, as the strategy outperformed like-duration Treasuries.

• Out-of-benchmark exposure to U.S. Treasury Inflation-Protected Securities contributed to performance, as breakeven inflation rates rose.

• There were no other material contributors or detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,870	$10,210	$10,856
2/28/2015	$10,278	$10,114	$10,275
3/31/2015	$10,393	$10,161	$10,396
4/30/2015	$10,082	$10,124	$10,073
5/31/2015	$9,874	$10,100	$9,913
6/30/2015	$9,524	$9,990	$9,533
7/31/2015	$9,920	$10,059	$9,867
8/31/2015	$9,846	$10,045	$9,865
9/30/2015	$10,016	$10,113	$10,017
10/31/2015	$9,983	$10,114	$9,962
11/30/2015	$9,899	$10,088	$9,880
12/31/2015	$9,860	$10,055	$9,879
1/31/2016	$10,366	$10,193	$10,375
2/29/2016	$10,654	$10,266	$10,684
3/31/2016	$10,656	$10,360	$10,684
4/30/2016	$10,605	$10,400	$10,631
5/31/2016	$10,659	$10,402	$10,715
6/30/2016	$11,345	$10,589	$11,373
7/31/2016	$11,568	$10,656	$11,628
8/31/2016	$11,431	$10,644	$11,517
9/30/2016	$11,302	$10,638	$11,332
10/31/2016	$10,837	$10,556	$10,870
11/30/2016	$9,968	$10,307	$10,063
12/31/2016	$9,927	$10,321	$10,010
1/31/2017	$9,995	$10,341	$10,049
2/28/2017	$10,159	$10,411	$10,206
3/31/2017	$10,102	$10,405	$10,149
4/30/2017	$10,277	$10,486	$10,306
5/31/2017	$10,461	$10,567	$10,510
6/30/2017	$10,525	$10,556	$10,552
7/31/2017	$10,473	$10,601	$10,487
8/31/2017	$10,815	$10,696	$10,847
9/30/2017	$10,571	$10,645	$10,612
10/31/2017	$10,563	$10,652	$10,604
11/30/2017	$10,636	$10,638	$10,680
12/31/2017	$10,816	$10,687	$10,864
1/31/2018	$10,465	$10,564	$10,513
2/28/2018	$10,147	$10,464	$10,197
3/31/2018	$10,435	$10,531	$10,506
4/30/2018	$10,207	$10,452	$10,302
5/31/2018	$10,406	$10,527	$10,520
6/30/2018	$10,445	$10,514	$10,538
7/31/2018	$10,305	$10,516	$10,383
8/31/2018	$10,444	$10,584	$10,547
9/30/2018	$10,157	$10,516	$10,235
10/31/2018	$9,880	$10,433	$9,923
11/30/2018	$10,055	$10,495	$10,111
12/31/2018	$10,558	$10,688	$10,664
1/31/2019	$10,622	$10,801	$10,735
2/28/2019	$10,485	$10,795	$10,604
3/31/2019	$11,044	$11,003	$11,161
4/30/2019	$10,828	$11,005	$10,962
5/31/2019	$11,511	$11,201	$11,679
6/30/2019	$11,613	$11,341	$11,835
7/31/2019	$11,643	$11,366	$11,854
8/31/2019	$12,841	$11,661	$13,098
9/30/2019	$12,518	$11,599	$12,772
10/31/2019	$12,388	$11,634	$12,662
11/30/2019	$12,343	$11,628	$12,596
12/31/2019	$11,965	$11,620	$12,245
1/31/2020	$12,821	$11,843	$13,083
2/29/2020	$13,648	$12,056	$13,960
3/31/2020	$14,451	$11,985	$14,805
4/30/2020	$14,662	$12,198	$15,104
5/31/2020	$14,392	$12,255	$14,822
6/30/2020	$14,453	$12,332	$14,841
7/31/2020	$15,058	$12,517	$15,469
8/31/2020	$14,377	$12,416	$14,802
9/30/2020	$14,461	$12,409	$14,859
10/31/2020	$13,970	$12,353	$14,411
11/30/2020	$14,196	$12,475	$14,584
12/31/2020	$14,045	$12,492	$14,413
1/31/2021	$13,624	$12,402	$13,893
2/28/2021	$12,899	$12,223	$13,119
3/31/2021	$12,225	$12,071	$12,465
4/30/2021	$12,521	$12,166	$12,755
5/31/2021	$12,517	$12,206	$12,813
6/30/2021	$13,004	$12,291	$13,271
7/31/2021	$13,457	$12,429	$13,755
8/31/2021	$13,425	$12,405	$13,726
9/30/2021	$13,050	$12,298	$13,333
10/31/2021	$13,279	$12,294	$13,581
11/30/2021	$13,627	$12,331	$13,941
12/31/2021	$13,374	$12,299	$13,743
1/31/2022	$12,903	$12,034	$13,174
2/28/2022	$12,720	$11,900	$12,982
3/31/2022	$12,096	$11,569	$12,289
4/30/2022	$11,065	$11,130	$11,196
5/31/2022	$10,845	$11,202	$10,984
6/30/2022	$10,670	$11,026	$10,822
7/31/2022	$10,964	$11,296	$11,111
8/31/2022	$10,463	$10,977	$10,619
9/30/2022	$9,624	$10,502	$9,780
10/31/2022	$9,083	$10,366	$9,237
11/30/2022	$9,740	$10,748	$9,891
12/31/2022	$9,512	$10,699	$9,722
1/31/2023	$10,185	$11,028	$10,346
2/28/2023	$9,716	$10,743	$9,855
3/31/2023	$10,176	$11,016	$10,322
4/30/2023	$10,231	$11,083	$10,376
5/31/2023	$9,944	$10,962	$10,086
6/30/2023	$9,966	$10,923	$10,084
7/31/2023	$9,750	$10,915	$9,866
8/31/2023	$9,487	$10,846	$9,590
9/30/2023	$8,793	$10,570	$8,891
10/31/2023	$8,355	$10,403	$8,452
11/30/2023	$9,129	$10,874	$9,226
12/31/2023	$9,891	$11,291	$10,020
1/31/2024	$9,721	$11,260	$9,800
2/29/2024	$9,502	$11,101	$9,576
3/31/2024	$9,625	$11,203	$9,694
4/30/2024	$9,048	$10,920	$9,103
5/31/2024	$9,312	$11,105	$9,363
6/30/2024	$9,445	$11,210	$9,518
7/31/2024	$9,794	$11,472	$9,858
8/31/2024	$9,982	$11,637	$10,059
9/30/2024	$10,180	$11,793	$10,262
10/31/2024	$9,644	$11,500	$9,728
11/30/2024	$9,833	$11,622	$9,905
12/31/2024	$9,297	$11,432	$9,378

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	(6.01%)	(4.92%)	(0.73%)
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg Long-Term Treasury Index	(6.41%)	(5.20%)	(0.64%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 422,655,000
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 1,008,000
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$422,655
# of Portfolio Holdings	301
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$1,008
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	123.0%
U.S. Government Agencies	17.4%
Non-Agency Mortgage-Backed Securities	4.0%
Asset-Backed Securities	0.5%
Other Investments	0.1%
Short-Term Instruments	36.9%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(82.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.57% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.57% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000081129
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$259	2.68%

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.68%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to performance due to underweight exposure to duration at the back end of the curve, as U.S. Treasury yields rose.

• Out-of-benchmark exposure to broad securitized strategies contributed to performance, as the strategy outperformed like-duration Treasuries.

• Out-of-benchmark exposure to U.S. Treasury Inflation-Protected Securities contributed to performance, as breakeven inflation rates rose.

• There were no other material contributors or detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,872	$10,210	$10,856
2/28/2015	$10,282	$10,114	$10,275
3/31/2015	$10,396	$10,161	$10,396
4/30/2015	$10,084	$10,124	$10,073
5/31/2015	$9,876	$10,100	$9,913
6/30/2015	$9,524	$9,990	$9,533
7/31/2015	$9,919	$10,059	$9,867
8/31/2015	$9,845	$10,045	$9,865
9/30/2015	$10,014	$10,113	$10,017
10/31/2015	$9,979	$10,114	$9,962
11/30/2015	$9,894	$10,088	$9,880
12/31/2015	$9,856	$10,055	$9,879
1/31/2016	$10,360	$10,193	$10,375
2/29/2016	$10,647	$10,266	$10,684
3/31/2016	$10,648	$10,360	$10,684
4/30/2016	$10,594	$10,400	$10,631
5/31/2016	$10,647	$10,402	$10,715
6/30/2016	$11,331	$10,589	$11,373
7/31/2016	$11,551	$10,656	$11,628
8/31/2016	$11,414	$10,644	$11,517
9/30/2016	$11,284	$10,638	$11,332
10/31/2016	$10,819	$10,556	$10,870
11/30/2016	$9,950	$10,307	$10,063
12/31/2016	$9,909	$10,321	$10,010
1/31/2017	$9,976	$10,341	$10,049
2/28/2017	$10,139	$10,411	$10,206
3/31/2017	$10,081	$10,405	$10,149
4/30/2017	$10,254	$10,486	$10,306
5/31/2017	$10,438	$10,567	$10,510
6/30/2017	$10,500	$10,556	$10,552
7/31/2017	$10,447	$10,601	$10,487
8/31/2017	$10,788	$10,696	$10,847
9/30/2017	$10,543	$10,645	$10,612
10/31/2017	$10,535	$10,652	$10,604
11/30/2017	$10,607	$10,638	$10,680
12/31/2017	$10,785	$10,687	$10,864
1/31/2018	$10,434	$10,564	$10,513
2/28/2018	$10,117	$10,464	$10,197
3/31/2018	$10,403	$10,531	$10,506
4/30/2018	$10,175	$10,452	$10,302
5/31/2018	$10,372	$10,527	$10,520
6/30/2018	$10,410	$10,514	$10,538
7/31/2018	$10,270	$10,516	$10,383
8/31/2018	$10,408	$10,584	$10,547
9/30/2018	$10,121	$10,516	$10,235
10/31/2018	$9,844	$10,433	$9,923
11/30/2018	$10,017	$10,495	$10,111
12/31/2018	$10,518	$10,688	$10,664
1/31/2019	$10,581	$10,801	$10,735
2/28/2019	$10,443	$10,795	$10,604
3/31/2019	$10,999	$11,003	$11,161
4/30/2019	$10,783	$11,005	$10,962
5/31/2019	$11,462	$11,201	$11,679
6/30/2019	$11,563	$11,341	$11,835
7/31/2019	$11,591	$11,366	$11,854
8/31/2019	$12,783	$11,661	$13,098
9/30/2019	$12,461	$11,599	$12,772
10/31/2019	$12,331	$11,634	$12,662
11/30/2019	$12,284	$11,628	$12,596
12/31/2019	$11,907	$11,620	$12,245
1/31/2020	$12,758	$11,843	$13,083
2/29/2020	$13,580	$12,056	$13,960
3/31/2020	$14,378	$11,985	$14,805
4/30/2020	$14,587	$12,198	$15,104
5/31/2020	$14,317	$12,255	$14,822
6/30/2020	$14,377	$12,332	$14,841
7/31/2020	$14,977	$12,517	$15,469
8/31/2020	$14,298	$12,416	$14,802
9/30/2020	$14,381	$12,409	$14,859
10/31/2020	$13,891	$12,353	$14,411
11/30/2020	$14,115	$12,475	$14,584
12/31/2020	$13,964	$12,492	$14,413
1/31/2021	$13,544	$12,402	$13,893
2/28/2021	$12,823	$12,223	$13,119
3/31/2021	$12,151	$12,071	$12,465
4/30/2021	$12,444	$12,166	$12,755
5/31/2021	$12,440	$12,206	$12,813
6/30/2021	$12,922	$12,291	$13,271
7/31/2021	$13,372	$12,429	$13,755
8/31/2021	$13,339	$12,405	$13,726
9/30/2021	$12,964	$12,298	$13,333
10/31/2021	$13,191	$12,294	$13,581
11/30/2021	$13,535	$12,331	$13,941
12/31/2021	$13,283	$12,299	$13,743
1/31/2022	$12,815	$12,034	$13,174
2/28/2022	$12,631	$11,900	$12,982
3/31/2022	$12,011	$11,569	$12,289
4/30/2022	$10,987	$11,130	$11,196
5/31/2022	$10,767	$11,202	$10,984
6/30/2022	$10,592	$11,026	$10,822
7/31/2022	$10,883	$11,296	$11,111
8/31/2022	$10,385	$10,977	$10,619
9/30/2022	$9,551	$10,502	$9,780
10/31/2022	$9,014	$10,366	$9,237
11/30/2022	$9,665	$10,748	$9,891
12/31/2022	$9,438	$10,699	$9,722
1/31/2023	$10,105	$11,028	$10,346
2/28/2023	$9,639	$10,743	$9,855
3/31/2023	$10,095	$11,016	$10,322
4/30/2023	$10,148	$11,083	$10,376
5/31/2023	$9,863	$10,962	$10,086
6/30/2023	$9,884	$10,923	$10,084
7/31/2023	$9,668	$10,915	$9,866
8/31/2023	$9,407	$10,846	$9,590
9/30/2023	$8,718	$10,570	$8,891
10/31/2023	$8,283	$10,403	$8,452
11/30/2023	$9,050	$10,874	$9,226
12/31/2023	$9,804	$11,291	$10,020
1/31/2024	$9,635	$11,260	$9,800
2/29/2024	$9,417	$11,101	$9,576
3/31/2024	$9,538	$11,203	$9,694
4/30/2024	$8,965	$10,920	$9,103
5/31/2024	$9,226	$11,105	$9,363
6/30/2024	$9,358	$11,210	$9,518
7/31/2024	$9,702	$11,472	$9,858
8/31/2024	$9,888	$11,637	$10,059
9/30/2024	$10,083	$11,793	$10,262
10/31/2024	$9,551	$11,500	$9,728
11/30/2024	$9,738	$11,622	$9,905
12/31/2024	$9,206	$11,432	$9,378

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	(6.10%)	(5.02%)	(0.82%)
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg Long-Term Treasury Index	(6.41%)	(5.20%)	(0.64%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 422,655,000
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 1,008,000
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$422,655
# of Portfolio Holdings	301
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$1,008
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	123.0%
U.S. Government Agencies	17.4%
Non-Agency Mortgage-Backed Securities	4.0%
Asset-Backed Securities	0.5%
Other Investments	0.1%
Short-Term Instruments	36.9%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(82.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.57% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.57% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026501
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$235	2.43%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.43%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to performance due to underweight exposure to duration at the back end of the curve, as U.S. Treasury yields rose.

• Out-of-benchmark exposure to broad securitized strategies contributed to performance, as the strategy outperformed like-duration Treasuries.

• Out-of-benchmark exposure to U.S. Treasury Inflation-Protected Securities contributed to performance, as breakeven inflation rates rose.

• There were no other material contributors or detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,871	$10,210	$10,856
2/28/2015	$10,280	$10,114	$10,275
3/31/2015	$10,397	$10,161	$10,396
4/30/2015	$10,087	$10,124	$10,073
5/31/2015	$9,880	$10,100	$9,913
6/30/2015	$9,531	$9,990	$9,533
7/31/2015	$9,928	$10,059	$9,867
8/31/2015	$9,856	$10,045	$9,865
9/30/2015	$10,027	$10,113	$10,017
10/31/2015	$9,995	$10,114	$9,962
11/30/2015	$9,913	$10,088	$9,880
12/31/2015	$9,875	$10,055	$9,879
1/31/2016	$10,383	$10,193	$10,375
2/29/2016	$10,672	$10,266	$10,684
3/31/2016	$10,675	$10,360	$10,684
4/30/2016	$10,626	$10,400	$10,631
5/31/2016	$10,682	$10,402	$10,715
6/30/2016	$11,370	$10,589	$11,373
7/31/2016	$11,595	$10,656	$11,628
8/31/2016	$11,459	$10,644	$11,517
9/30/2016	$11,331	$10,638	$11,332
10/31/2016	$10,866	$10,556	$10,870
11/30/2016	$9,996	$10,307	$10,063
12/31/2016	$9,956	$10,321	$10,010
1/31/2017	$10,026	$10,341	$10,049
2/28/2017	$10,192	$10,411	$10,206
3/31/2017	$10,136	$10,405	$10,149
4/30/2017	$10,312	$10,486	$10,306
5/31/2017	$10,499	$10,567	$10,510
6/30/2017	$10,564	$10,556	$10,552
7/31/2017	$10,513	$10,601	$10,487
8/31/2017	$10,858	$10,696	$10,847
9/30/2017	$10,614	$10,645	$10,612
10/31/2017	$10,608	$10,652	$10,604
11/30/2017	$10,682	$10,638	$10,680
12/31/2017	$10,864	$10,687	$10,864
1/31/2018	$10,513	$10,564	$10,513
2/28/2018	$10,195	$10,464	$10,197
3/31/2018	$10,486	$10,531	$10,506
4/30/2018	$10,257	$10,452	$10,302
5/31/2018	$10,459	$10,527	$10,520
6/30/2018	$10,499	$10,514	$10,538
7/31/2018	$10,360	$10,516	$10,383
8/31/2018	$10,501	$10,584	$10,547
9/30/2018	$10,214	$10,516	$10,235
10/31/2018	$9,937	$10,433	$9,923
11/30/2018	$10,113	$10,495	$10,111
12/31/2018	$10,621	$10,688	$10,664
1/31/2019	$10,687	$10,801	$10,735
2/28/2019	$10,550	$10,795	$10,604
3/31/2019	$11,114	$11,003	$11,161
4/30/2019	$10,898	$11,005	$10,962
5/31/2019	$11,587	$11,201	$11,679
6/30/2019	$11,691	$11,341	$11,835
7/31/2019	$11,722	$11,366	$11,854
8/31/2019	$12,930	$11,661	$13,098
9/30/2019	$12,606	$11,599	$12,772
10/31/2019	$12,478	$11,634	$12,662
11/30/2019	$12,433	$11,628	$12,596
12/31/2019	$12,054	$11,620	$12,245
1/31/2020	$12,918	$11,843	$13,083
2/29/2020	$13,753	$12,056	$13,960
3/31/2020	$14,564	$11,985	$14,805
4/30/2020	$14,778	$12,198	$15,104
5/31/2020	$14,508	$12,255	$14,822
6/30/2020	$14,571	$12,332	$14,841
7/31/2020	$15,183	$12,517	$15,469
8/31/2020	$14,498	$12,416	$14,802
9/30/2020	$14,585	$12,409	$14,859
10/31/2020	$14,091	$12,353	$14,411
11/30/2020	$14,322	$12,475	$14,584
12/31/2020	$14,171	$12,492	$14,413
1/31/2021	$13,748	$12,402	$13,893
2/28/2021	$13,018	$12,223	$13,119
3/31/2021	$12,339	$12,071	$12,465
4/30/2021	$12,639	$12,166	$12,755
5/31/2021	$12,637	$12,206	$12,813
6/30/2021	$13,130	$12,291	$13,271
7/31/2021	$13,590	$12,429	$13,755
8/31/2021	$13,559	$12,405	$13,726
9/30/2021	$13,181	$12,298	$13,333
10/31/2021	$13,414	$12,294	$13,581
11/30/2021	$13,767	$12,331	$13,941
12/31/2021	$13,514	$12,299	$13,743
1/31/2022	$13,040	$12,034	$13,174
2/28/2022	$12,856	$11,900	$12,982
3/31/2022	$12,228	$11,569	$12,289
4/30/2022	$11,187	$11,130	$11,196
5/31/2022	$10,965	$11,202	$10,984
6/30/2022	$10,790	$11,026	$10,822
7/31/2022	$11,088	$11,296	$11,111
8/31/2022	$10,583	$10,977	$10,619
9/30/2022	$9,736	$10,502	$9,780
10/31/2022	$9,189	$10,366	$9,237
11/30/2022	$9,856	$10,748	$9,891
12/31/2022	$9,626	$10,699	$9,722
1/31/2023	$10,308	$11,028	$10,346
2/28/2023	$9,834	$10,743	$9,855
3/31/2023	$10,302	$11,016	$10,322
4/30/2023	$10,358	$11,083	$10,376
5/31/2023	$10,069	$10,962	$10,086
6/30/2023	$10,093	$10,923	$10,084
7/31/2023	$9,875	$10,915	$9,866
8/31/2023	$9,610	$10,846	$9,590
9/30/2023	$8,908	$10,570	$8,891
10/31/2023	$8,466	$10,403	$8,452
11/30/2023	$9,251	$10,874	$9,226
12/31/2023	$10,025	$11,291	$10,020
1/31/2024	$9,853	$11,260	$9,800
2/29/2024	$9,632	$11,101	$9,576
3/31/2024	$9,758	$11,203	$9,694
4/30/2024	$9,174	$10,920	$9,103
5/31/2024	$9,443	$11,105	$9,363
6/30/2024	$9,580	$11,210	$9,518
7/31/2024	$9,934	$11,472	$9,858
8/31/2024	$10,127	$11,637	$10,059
9/30/2024	$10,329	$11,793	$10,262
10/31/2024	$9,786	$11,500	$9,728
11/30/2024	$9,980	$11,622	$9,905
12/31/2024	$9,436	$11,432	$9,378

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(5.87%)	(4.78%)	(0.58%)
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg Long-Term Treasury Index	(6.41%)	(5.20%)	(0.64%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 422,655,000
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 1,008,000
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$422,655
# of Portfolio Holdings	301
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$1,008
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	123.0%
U.S. Government Agencies	17.4%
Non-Agency Mortgage-Backed Securities	4.0%
Asset-Backed Securities	0.5%
Other Investments	0.1%
Short-Term Instruments	36.9%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(82.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.57% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.57% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026502
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Selection within agency mortgage-backed securities ("MBS") contributed to relative performance, due to contributions from income.

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• Overweight exposure to commercial MBS contributed to relative performance, as short-term commercial MBS had positive returns.

• United Kingdom duration strategies, specifically long exposure at the 5-year part of the curve, detracted from relative performance, as interest rates rose.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,044	$10,210	$10,051
2/28/2015	$10,087	$10,114	$10,029
3/31/2015	$10,083	$10,161	$10,052
4/30/2015	$10,076	$10,124	$10,057
5/31/2015	$10,082	$10,100	$10,064
6/30/2015	$10,072	$9,990	$10,067
7/31/2015	$10,077	$10,059	$10,072
8/31/2015	$10,040	$10,045	$10,068
9/30/2015	$10,008	$10,113	$10,098
10/31/2015	$10,059	$10,114	$10,088
11/30/2015	$10,059	$10,088	$10,064
12/31/2015	$10,031	$10,055	$10,054
1/31/2016	$10,049	$10,193	$10,115
2/29/2016	$9,999	$10,266	$10,127
3/31/2016	$10,072	$10,360	$10,145
4/30/2016	$10,104	$10,400	$10,148
5/31/2016	$10,110	$10,402	$10,137
6/30/2016	$10,127	$10,589	$10,198
7/31/2016	$10,134	$10,656	$10,192
8/31/2016	$10,148	$10,644	$10,175
9/30/2016	$10,182	$10,638	$10,187
10/31/2016	$10,183	$10,556	$10,180
11/30/2016	$10,119	$10,307	$10,140
12/31/2016	$10,172	$10,321	$10,143
1/31/2017	$10,182	$10,341	$10,156
2/28/2017	$10,204	$10,411	$10,166
3/31/2017	$10,200	$10,405	$10,169
4/30/2017	$10,223	$10,486	$10,184
5/31/2017	$10,235	$10,567	$10,195
6/30/2017	$10,237	$10,556	$10,187
7/31/2017	$10,276	$10,601	$10,209
8/31/2017	$10,317	$10,696	$10,228
9/30/2017	$10,319	$10,645	$10,211
10/31/2017	$10,309	$10,652	$10,205
11/30/2017	$10,299	$10,638	$10,185
12/31/2017	$10,309	$10,687	$10,186
1/31/2018	$10,288	$10,564	$10,157
2/28/2018	$10,279	$10,464	$10,153
3/31/2018	$10,292	$10,531	$10,173
4/30/2018	$10,255	$10,452	$10,157
5/31/2018	$10,271	$10,527	$10,194
6/30/2018	$10,267	$10,514	$10,195
7/31/2018	$10,294	$10,516	$10,195
8/31/2018	$10,281	$10,584	$10,227
9/30/2018	$10,298	$10,516	$10,215
10/31/2018	$10,305	$10,433	$10,231
11/30/2018	$10,318	$10,495	$10,266
12/31/2018	$10,344	$10,688	$10,347
1/31/2019	$10,409	$10,801	$10,375
2/28/2019	$10,443	$10,795	$10,385
3/31/2019	$10,478	$11,003	$10,449
4/30/2019	$10,505	$11,005	$10,470
5/31/2019	$10,587	$11,201	$10,544
6/30/2019	$10,638	$11,341	$10,599
7/31/2019	$10,622	$11,366	$10,587
8/31/2019	$10,729	$11,661	$10,672
9/30/2019	$10,740	$11,599	$10,660
10/31/2019	$10,759	$11,634	$10,695
11/30/2019	$10,738	$11,628	$10,692
12/31/2019	$10,761	$11,620	$10,715
1/31/2020	$10,852	$11,843	$10,773
2/29/2020	$10,899	$12,056	$10,866
3/31/2020	$10,761	$11,985	$11,015
4/30/2020	$10,871	$12,198	$11,020
5/31/2020	$10,935	$12,255	$11,027
6/30/2020	$10,988	$12,332	$11,030
7/31/2020	$11,007	$12,517	$11,041
8/31/2020	$11,046	$12,416	$11,039
9/30/2020	$11,042	$12,409	$11,042
10/31/2020	$11,039	$12,353	$11,037
11/30/2020	$11,066	$12,475	$11,042
12/31/2020	$11,083	$12,492	$11,047
1/31/2021	$11,097	$12,402	$11,049
2/28/2021	$11,091	$12,223	$11,040
3/31/2021	$11,073	$12,071	$11,042
4/30/2021	$11,088	$12,166	$11,047
5/31/2021	$11,103	$12,206	$11,055
6/30/2021	$11,064	$12,291	$11,038
7/31/2021	$11,079	$12,429	$11,057
8/31/2021	$11,073	$12,405	$11,056
9/30/2021	$11,079	$12,298	$11,045
10/31/2021	$11,021	$12,294	$11,011
11/30/2021	$10,995	$12,331	$11,013
12/31/2021	$10,980	$12,299	$10,986
1/31/2022	$10,889	$12,034	$10,914
2/28/2022	$10,820	$11,900	$10,873
3/31/2022	$10,623	$11,569	$10,728
4/30/2022	$10,524	$11,130	$10,677
5/31/2022	$10,589	$11,202	$10,736
6/30/2022	$10,449	$11,026	$10,674
7/31/2022	$10,494	$11,296	$10,710
8/31/2022	$10,435	$10,977	$10,633
9/30/2022	$10,292	$10,502	$10,508
10/31/2022	$10,225	$10,366	$10,497
11/30/2022	$10,314	$10,748	$10,563
12/31/2022	$10,350	$10,699	$10,585
1/31/2023	$10,463	$11,028	$10,658
2/28/2023	$10,370	$10,743	$10,581
3/31/2023	$10,510	$11,016	$10,749
4/30/2023	$10,539	$11,083	$10,777
5/31/2023	$10,505	$10,962	$10,740
6/30/2023	$10,449	$10,923	$10,688
7/31/2023	$10,511	$10,915	$10,726
8/31/2023	$10,566	$10,846	$10,768
9/30/2023	$10,557	$10,570	$10,767
10/31/2023	$10,590	$10,403	$10,804
11/30/2023	$10,727	$10,874	$10,913
12/31/2023	$10,864	$11,291	$11,035
1/31/2024	$10,920	$11,260	$11,078
2/29/2024	$10,886	$11,101	$11,032
3/31/2024	$10,923	$11,203	$11,068
4/30/2024	$10,879	$10,920	$11,032
5/31/2024	$10,964	$11,105	$11,108
6/30/2024	$11,022	$11,210	$11,172
7/31/2024	$11,153	$11,472	$11,300
8/31/2024	$11,251	$11,637	$11,401
9/30/2024	$11,356	$11,793	$11,493
10/31/2024	$11,277	$11,500	$11,426
11/30/2024	$11,327	$11,622	$11,459
12/31/2024	$11,353	$11,432	$11,486

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.50%	1.08%	1.28%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.08%	1.40%	1.40%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,383,869,000
Holdings Count | Holding	522
Advisory Fees Paid, Amount	$ 3,517,000
InvestmentCompanyPortfolioTurnover	299.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,383,869
# of Portfolio Holdings	522
Portfolio Turnover Rate	299%
Total Net Advisory Fees Paid During the Reporting Period	$3,517
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.0%
U.S. Treasury Obligations	22.3%
Corporate Bonds & Notes	16.7%
Asset-Backed Securities	10.7%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	2.1%
Short-Term Instruments	9.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030990
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Selection within agency mortgage-backed securities ("MBS") contributed to relative performance, due to contributions from income.

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• Overweight exposure to commercial MBS contributed to relative performance, as short-term commercial MBS had positive returns.

• United Kingdom duration strategies, specifically long exposure at the 5-year part of the curve, detracted from relative performance, as interest rates rose.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,043	$10,210	$10,051
2/28/2015	$10,085	$10,114	$10,029
3/31/2015	$10,081	$10,161	$10,052
4/30/2015	$10,073	$10,124	$10,057
5/31/2015	$10,078	$10,100	$10,064
6/30/2015	$10,067	$9,990	$10,067
7/31/2015	$10,071	$10,059	$10,072
8/31/2015	$10,033	$10,045	$10,068
9/30/2015	$10,000	$10,113	$10,098
10/31/2015	$10,050	$10,114	$10,088
11/30/2015	$10,050	$10,088	$10,064
12/31/2015	$10,021	$10,055	$10,054
1/31/2016	$10,038	$10,193	$10,115
2/29/2016	$9,988	$10,266	$10,127
3/31/2016	$10,060	$10,360	$10,145
4/30/2016	$10,090	$10,400	$10,148
5/31/2016	$10,096	$10,402	$10,137
6/30/2016	$10,112	$10,589	$10,198
7/31/2016	$10,118	$10,656	$10,192
8/31/2016	$10,131	$10,644	$10,175
9/30/2016	$10,164	$10,638	$10,187
10/31/2016	$10,164	$10,556	$10,180
11/30/2016	$10,100	$10,307	$10,140
12/31/2016	$10,152	$10,321	$10,143
1/31/2017	$10,160	$10,341	$10,156
2/28/2017	$10,182	$10,411	$10,166
3/31/2017	$10,177	$10,405	$10,169
4/30/2017	$10,199	$10,486	$10,184
5/31/2017	$10,210	$10,567	$10,195
6/30/2017	$10,211	$10,556	$10,187
7/31/2017	$10,250	$10,601	$10,209
8/31/2017	$10,290	$10,696	$10,228
9/30/2017	$10,290	$10,645	$10,211
10/31/2017	$10,280	$10,652	$10,205
11/30/2017	$10,269	$10,638	$10,185
12/31/2017	$10,278	$10,687	$10,186
1/31/2018	$10,257	$10,564	$10,157
2/28/2018	$10,246	$10,464	$10,153
3/31/2018	$10,258	$10,531	$10,173
4/30/2018	$10,221	$10,452	$10,157
5/31/2018	$10,237	$10,527	$10,194
6/30/2018	$10,231	$10,514	$10,195
7/31/2018	$10,257	$10,516	$10,195
8/31/2018	$10,244	$10,584	$10,227
9/30/2018	$10,259	$10,516	$10,215
10/31/2018	$10,266	$10,433	$10,231
11/30/2018	$10,277	$10,495	$10,266
12/31/2018	$10,303	$10,688	$10,347
1/31/2019	$10,367	$10,801	$10,375
2/28/2019	$10,399	$10,795	$10,385
3/31/2019	$10,434	$11,003	$10,449
4/30/2019	$10,460	$11,005	$10,470
5/31/2019	$10,541	$11,201	$10,544
6/30/2019	$10,590	$11,341	$10,599
7/31/2019	$10,574	$11,366	$10,587
8/31/2019	$10,679	$11,661	$10,672
9/30/2019	$10,689	$11,599	$10,660
10/31/2019	$10,707	$11,634	$10,695
11/30/2019	$10,686	$11,628	$10,692
12/31/2019	$10,707	$11,620	$10,715
1/31/2020	$10,797	$11,843	$10,773
2/29/2020	$10,843	$12,056	$10,866
3/31/2020	$10,705	$11,985	$11,015
4/30/2020	$10,813	$12,198	$11,020
5/31/2020	$10,877	$12,255	$11,027
6/30/2020	$10,928	$12,332	$11,030
7/31/2020	$10,946	$12,517	$11,041
8/31/2020	$10,983	$12,416	$11,039
9/30/2020	$10,979	$12,409	$11,042
10/31/2020	$10,975	$12,353	$11,037
11/30/2020	$11,001	$12,475	$11,042
12/31/2020	$11,016	$12,492	$11,047
1/31/2021	$11,030	$12,402	$11,049
2/28/2021	$11,023	$12,223	$11,040
3/31/2021	$11,005	$12,071	$11,042
4/30/2021	$11,019	$12,166	$11,047
5/31/2021	$11,032	$12,206	$11,055
6/30/2021	$10,992	$12,291	$11,038
7/31/2021	$11,006	$12,429	$11,057
8/31/2021	$10,999	$12,405	$11,056
9/30/2021	$11,005	$12,298	$11,045
10/31/2021	$10,946	$12,294	$11,011
11/30/2021	$10,919	$12,331	$11,013
12/31/2021	$10,903	$12,299	$10,986
1/31/2022	$10,812	$12,034	$10,914
2/28/2022	$10,743	$11,900	$10,873
3/31/2022	$10,546	$11,569	$10,728
4/30/2022	$10,448	$11,130	$10,677
5/31/2022	$10,511	$11,202	$10,736
6/30/2022	$10,371	$11,026	$10,674
7/31/2022	$10,415	$11,296	$10,710
8/31/2022	$10,355	$10,977	$10,633
9/30/2022	$10,212	$10,502	$10,508
10/31/2022	$10,145	$10,366	$10,497
11/30/2022	$10,233	$10,748	$10,563
12/31/2022	$10,267	$10,699	$10,585
1/31/2023	$10,379	$11,028	$10,658
2/28/2023	$10,286	$10,743	$10,581
3/31/2023	$10,424	$11,016	$10,749
4/30/2023	$10,452	$11,083	$10,777
5/31/2023	$10,417	$10,962	$10,740
6/30/2023	$10,360	$10,923	$10,688
7/31/2023	$10,421	$10,915	$10,726
8/31/2023	$10,475	$10,846	$10,768
9/30/2023	$10,465	$10,570	$10,767
10/31/2023	$10,497	$10,403	$10,804
11/30/2023	$10,632	$10,874	$10,913
12/31/2023	$10,767	$11,291	$11,035
1/31/2024	$10,822	$11,260	$11,078
2/29/2024	$10,787	$11,101	$11,032
3/31/2024	$10,822	$11,203	$11,068
4/30/2024	$10,778	$10,920	$11,032
5/31/2024	$10,861	$11,105	$11,108
6/30/2024	$10,918	$11,210	$11,172
7/31/2024	$11,047	$11,472	$11,300
8/31/2024	$11,142	$11,637	$11,401
9/30/2024	$11,246	$11,793	$11,493
10/31/2024	$11,167	$11,500	$11,426
11/30/2024	$11,215	$11,622	$11,459
12/31/2024	$11,240	$11,432	$11,486

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	4.39%	0.98%	1.18%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.08%	1.40%	1.40%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,383,869,000
Holdings Count | Holding	522
Advisory Fees Paid, Amount	$ 3,517,000
InvestmentCompanyPortfolioTurnover	299.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,383,869
# of Portfolio Holdings	522
Portfolio Turnover Rate	299%
Total Net Advisory Fees Paid During the Reporting Period	$3,517
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.0%
U.S. Treasury Obligations	22.3%
Corporate Bonds & Notes	16.7%
Asset-Backed Securities	10.7%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	2.1%
Short-Term Instruments	9.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026503
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Selection within agency mortgage-backed securities ("MBS") contributed to relative performance, due to contributions from income.

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• Overweight exposure to commercial MBS contributed to relative performance, as short-term commercial MBS had positive returns.

• United Kingdom duration strategies, specifically long exposure at the 5-year part of the curve, detracted from relative performance, as interest rates rose.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,045	$10,210	$10,051
2/28/2015	$10,089	$10,114	$10,029
3/31/2015	$10,087	$10,161	$10,052
4/30/2015	$10,081	$10,124	$10,057
5/31/2015	$10,088	$10,100	$10,064
6/30/2015	$10,079	$9,990	$10,067
7/31/2015	$10,086	$10,059	$10,072
8/31/2015	$10,050	$10,045	$10,068
9/30/2015	$10,019	$10,113	$10,098
10/31/2015	$10,071	$10,114	$10,088
11/30/2015	$10,073	$10,088	$10,064
12/31/2015	$10,046	$10,055	$10,054
1/31/2016	$10,065	$10,193	$10,115
2/29/2016	$10,016	$10,266	$10,127
3/31/2016	$10,091	$10,360	$10,145
4/30/2016	$10,124	$10,400	$10,148
5/31/2016	$10,132	$10,402	$10,137
6/30/2016	$10,150	$10,589	$10,198
7/31/2016	$10,158	$10,656	$10,192
8/31/2016	$10,173	$10,644	$10,175
9/30/2016	$10,209	$10,638	$10,187
10/31/2016	$10,211	$10,556	$10,180
11/30/2016	$10,148	$10,307	$10,140
12/31/2016	$10,202	$10,321	$10,143
1/31/2017	$10,213	$10,341	$10,156
2/28/2017	$10,237	$10,411	$10,166
3/31/2017	$10,234	$10,405	$10,169
4/30/2017	$10,259	$10,486	$10,184
5/31/2017	$10,272	$10,567	$10,195
6/30/2017	$10,275	$10,556	$10,187
7/31/2017	$10,316	$10,601	$10,209
8/31/2017	$10,358	$10,696	$10,228
9/30/2017	$10,361	$10,645	$10,211
10/31/2017	$10,353	$10,652	$10,205
11/30/2017	$10,344	$10,638	$10,185
12/31/2017	$10,355	$10,687	$10,186
1/31/2018	$10,336	$10,564	$10,157
2/28/2018	$10,327	$10,464	$10,153
3/31/2018	$10,342	$10,531	$10,173
4/30/2018	$10,306	$10,452	$10,157
5/31/2018	$10,324	$10,527	$10,194
6/30/2018	$10,321	$10,514	$10,195
7/31/2018	$10,349	$10,516	$10,195
8/31/2018	$10,338	$10,584	$10,227
9/30/2018	$10,356	$10,516	$10,215
10/31/2018	$10,364	$10,433	$10,231
11/30/2018	$10,378	$10,495	$10,266
12/31/2018	$10,407	$10,688	$10,347
1/31/2019	$10,473	$10,801	$10,375
2/28/2019	$10,508	$10,795	$10,385
3/31/2019	$10,545	$11,003	$10,449
4/30/2019	$10,573	$11,005	$10,470
5/31/2019	$10,658	$11,201	$10,544
6/30/2019	$10,710	$11,341	$10,599
7/31/2019	$10,695	$11,366	$10,587
8/31/2019	$10,804	$11,661	$10,672
9/30/2019	$10,816	$11,599	$10,660
10/31/2019	$10,837	$11,634	$10,695
11/30/2019	$10,817	$11,628	$10,692
12/31/2019	$10,842	$11,620	$10,715
1/31/2020	$10,935	$11,843	$10,773
2/29/2020	$10,983	$12,056	$10,866
3/31/2020	$10,846	$11,985	$11,015
4/30/2020	$10,958	$12,198	$11,020
5/31/2020	$11,024	$12,255	$11,027
6/30/2020	$11,079	$12,332	$11,030
7/31/2020	$11,099	$12,517	$11,041
8/31/2020	$11,140	$12,416	$11,039
9/30/2020	$11,138	$12,409	$11,042
10/31/2020	$11,136	$12,353	$11,037
11/30/2020	$11,164	$12,475	$11,042
12/31/2020	$11,183	$12,492	$11,047
1/31/2021	$11,199	$12,402	$11,049
2/28/2021	$11,194	$12,223	$11,040
3/31/2021	$11,177	$12,071	$11,042
4/30/2021	$11,194	$12,166	$11,047
5/31/2021	$11,210	$12,206	$11,055
6/30/2021	$11,172	$12,291	$11,038
7/31/2021	$11,188	$12,429	$11,057
8/31/2021	$11,184	$12,405	$11,056
9/30/2021	$11,191	$12,298	$11,045
10/31/2021	$11,134	$12,294	$11,011
11/30/2021	$11,109	$12,331	$11,013
12/31/2021	$11,096	$12,299	$10,986
1/31/2022	$11,005	$12,034	$10,914
2/28/2022	$10,937	$11,900	$10,873
3/31/2022	$10,738	$11,569	$10,728
4/30/2022	$10,641	$11,130	$10,677
5/31/2022	$10,707	$11,202	$10,736
6/30/2022	$10,567	$11,026	$10,674
7/31/2022	$10,614	$11,296	$10,710
8/31/2022	$10,555	$10,977	$10,633
9/30/2022	$10,412	$10,502	$10,508
10/31/2022	$10,345	$10,366	$10,497
11/30/2022	$10,437	$10,748	$10,563
12/31/2022	$10,474	$10,699	$10,585
1/31/2023	$10,591	$11,028	$10,658
2/28/2023	$10,497	$10,743	$10,581
3/31/2023	$10,641	$11,016	$10,749
4/30/2023	$10,671	$11,083	$10,777
5/31/2023	$10,638	$10,962	$10,740
6/30/2023	$10,583	$10,923	$10,688
7/31/2023	$10,647	$10,915	$10,726
8/31/2023	$10,704	$10,846	$10,768
9/30/2023	$10,697	$10,570	$10,767
10/31/2023	$10,731	$10,403	$10,804
11/30/2023	$10,871	$10,874	$10,913
12/31/2023	$11,012	$11,291	$11,035
1/31/2024	$11,070	$11,260	$11,078
2/29/2024	$11,036	$11,101	$11,032
3/31/2024	$11,075	$11,203	$11,068
4/30/2024	$11,032	$10,920	$11,032
5/31/2024	$11,120	$11,105	$11,108
6/30/2024	$11,180	$11,210	$11,172
7/31/2024	$11,315	$11,472	$11,300
8/31/2024	$11,415	$11,637	$11,401
9/30/2024	$11,523	$11,793	$11,493
10/31/2024	$11,444	$11,500	$11,426
11/30/2024	$11,496	$11,622	$11,459
12/31/2024	$11,524	$11,432	$11,486

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.65%	1.23%	1.43%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.08%	1.40%	1.40%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,383,869,000
Holdings Count | Holding	522
Advisory Fees Paid, Amount	$ 3,517,000
InvestmentCompanyPortfolioTurnover	299.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,383,869
# of Portfolio Holdings	522
Portfolio Turnover Rate	299%
Total Net Advisory Fees Paid During the Reporting Period	$3,517
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	39.0%
U.S. Treasury Obligations	22.3%
Corporate Bonds & Notes	16.7%
Asset-Backed Securities	10.7%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	2.1%
Short-Term Instruments	9.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026482
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$108	1.07%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Duration strategies in Europe, including exposure to eurozone interest rate swap spreads, contributed to relative performance, as eurozone swap spreads tightened.

• Exposure to securitized assets, including collateralized loan obligations, non-agency residential mortgage-backed securities and U.S. agency mortgage-backed securities, contributed to relative performance, as spreads broadly tightened across these sectors.

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance, as U.S. BEI rose.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly moved higher.

• Long exposure to U.K. interest rates, particularly in the forth quarter of 2024, detracted from relative performance, as U.K. interest rates broadly moved higher over that period.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,352	$10,210	$10,315
2/28/2015	$10,267	$10,114	$10,191
3/31/2015	$10,174	$10,161	$10,142
4/30/2015	$10,214	$10,124	$10,217
5/31/2015	$10,090	$10,100	$10,133
6/30/2015	$10,005	$9,990	$10,034
7/31/2015	$10,063	$10,059	$10,055
8/31/2015	$9,914	$10,045	$9,978
9/30/2015	$9,808	$10,113	$9,920
10/31/2015	$9,872	$10,114	$9,945
11/30/2015	$9,841	$10,088	$9,935
12/31/2015	$9,730	$10,055	$9,856
1/31/2016	$9,844	$10,193	$10,003
2/29/2016	$9,886	$10,266	$10,114
3/31/2016	$10,140	$10,360	$10,296
4/30/2016	$10,191	$10,400	$10,331
5/31/2016	$10,106	$10,402	$10,258
6/30/2016	$10,327	$10,589	$10,471
7/31/2016	$10,414	$10,656	$10,562
8/31/2016	$10,378	$10,644	$10,515
9/30/2016	$10,472	$10,638	$10,572
10/31/2016	$10,433	$10,556	$10,530
11/30/2016	$10,235	$10,307	$10,328
12/31/2016	$10,235	$10,321	$10,318
1/31/2017	$10,345	$10,341	$10,405
2/28/2017	$10,395	$10,411	$10,454
3/31/2017	$10,417	$10,405	$10,448
4/30/2017	$10,465	$10,486	$10,510
5/31/2017	$10,462	$10,567	$10,505
6/30/2017	$10,370	$10,556	$10,406
7/31/2017	$10,424	$10,601	$10,452
8/31/2017	$10,521	$10,696	$10,563
9/30/2017	$10,471	$10,645	$10,496
10/31/2017	$10,500	$10,652	$10,518
11/30/2017	$10,513	$10,638	$10,532
12/31/2017	$10,609	$10,687	$10,628
1/31/2018	$10,524	$10,564	$10,537
2/28/2018	$10,423	$10,464	$10,435
3/31/2018	$10,503	$10,531	$10,544
4/30/2018	$10,505	$10,452	$10,538
5/31/2018	$10,513	$10,527	$10,583
6/30/2018	$10,572	$10,514	$10,625
7/31/2018	$10,544	$10,516	$10,574
8/31/2018	$10,580	$10,584	$10,651
9/30/2018	$10,493	$10,516	$10,538
10/31/2018	$10,317	$10,433	$10,387
11/30/2018	$10,349	$10,495	$10,437
12/31/2018	$10,375	$10,688	$10,494
1/31/2019	$10,559	$10,801	$10,635
2/28/2019	$10,551	$10,795	$10,634
3/31/2019	$10,745	$11,003	$10,829
4/30/2019	$10,781	$11,005	$10,865
5/31/2019	$10,962	$11,201	$11,045
6/30/2019	$11,032	$11,341	$11,139
7/31/2019	$11,065	$11,366	$11,179
8/31/2019	$11,263	$11,661	$11,445
9/30/2019	$11,154	$11,599	$11,289
10/31/2019	$11,157	$11,634	$11,318
11/30/2019	$11,190	$11,628	$11,335
12/31/2019	$11,250	$11,620	$11,378
1/31/2020	$11,502	$11,843	$11,617
2/29/2020	$11,592	$12,056	$11,778
3/31/2020	$11,319	$11,985	$11,571
4/30/2020	$11,680	$12,198	$11,893
5/31/2020	$11,753	$12,255	$11,929
6/30/2020	$11,918	$12,332	$12,062
7/31/2020	$12,224	$12,517	$12,339
8/31/2020	$12,360	$12,416	$12,474
9/30/2020	$12,314	$12,409	$12,428
10/31/2020	$12,242	$12,353	$12,347
11/30/2020	$12,400	$12,475	$12,486
12/31/2020	$12,568	$12,492	$12,629
1/31/2021	$12,632	$12,402	$12,671
2/28/2021	$12,408	$12,223	$12,467
3/31/2021	$12,391	$12,071	$12,443
4/30/2021	$12,579	$12,166	$12,617
5/31/2021	$12,734	$12,206	$12,770
6/30/2021	$12,792	$12,291	$12,847
7/31/2021	$13,116	$12,429	$13,190
8/31/2021	$13,090	$12,405	$13,167
9/30/2021	$12,991	$12,298	$13,073
10/31/2021	$13,088	$12,294	$13,221
11/30/2021	$13,203	$12,331	$13,339
12/31/2021	$13,270	$12,299	$13,381
1/31/2022	$12,968	$12,034	$13,111
2/28/2022	$13,076	$11,900	$13,223
3/31/2022	$12,875	$11,569	$12,977
4/30/2022	$12,607	$11,130	$12,712
5/31/2022	$12,469	$11,202	$12,585
6/30/2022	$12,041	$11,026	$12,187
7/31/2022	$12,582	$11,296	$12,718
8/31/2022	$12,250	$10,977	$12,380
9/30/2022	$11,418	$10,502	$11,560
10/31/2022	$11,580	$10,366	$11,704
11/30/2022	$11,785	$10,748	$11,918
12/31/2022	$11,690	$10,699	$11,796
1/31/2023	$11,904	$11,028	$12,012
2/28/2023	$11,733	$10,743	$11,848
3/31/2023	$12,047	$11,016	$12,190
4/30/2023	$12,060	$11,083	$12,203
5/31/2023	$11,900	$10,962	$12,057
6/30/2023	$11,876	$10,923	$12,017
7/31/2023	$11,905	$10,915	$12,032
8/31/2023	$11,805	$10,846	$11,924
9/30/2023	$11,599	$10,570	$11,704
10/31/2023	$11,502	$10,403	$11,620
11/30/2023	$11,824	$10,874	$11,934
12/31/2023	$12,119	$11,291	$12,256
1/31/2024	$12,174	$11,260	$12,277
2/29/2024	$12,049	$11,101	$12,146
3/31/2024	$12,138	$11,203	$12,246
4/30/2024	$11,943	$10,920	$12,039
5/31/2024	$12,153	$11,105	$12,246
6/30/2024	$12,240	$11,210	$12,342
7/31/2024	$12,481	$11,472	$12,562
8/31/2024	$12,586	$11,637	$12,661
9/30/2024	$12,772	$11,793	$12,851
10/31/2024	$12,505	$11,500	$12,620
11/30/2024	$12,587	$11,622	$12,681
12/31/2024	$12,377	$11,432	$12,481

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	2.13%	1.93%	2.16%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,380,259,000
Holdings Count | Holding	534
Advisory Fees Paid, Amount	$ 3,559,000
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,380,259
# of Portfolio Holdings	534
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$3,559
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	92.3%
U.S. Government Agencies	14.8%
Asset-Backed Securities	8.1%
Sovereign Issues	7.1%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	47.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(70.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.23% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.23% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000030983
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$118	1.17%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Duration strategies in Europe, including exposure to eurozone interest rate swap spreads, contributed to relative performance, as eurozone swap spreads tightened.

• Exposure to securitized assets, including collateralized loan obligations, non-agency residential mortgage-backed securities and U.S. agency mortgage-backed securities, contributed to relative performance, as spreads broadly tightened across these sectors.

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance, as U.S. BEI rose.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly moved higher.

• Long exposure to U.K. interest rates, particularly in the forth quarter of 2024, detracted from relative performance, as U.K. interest rates broadly moved higher over that period.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,351	$10,210	$10,315
2/28/2015	$10,265	$10,114	$10,191
3/31/2015	$10,172	$10,161	$10,142
4/30/2015	$10,211	$10,124	$10,217
5/31/2015	$10,086	$10,100	$10,133
6/30/2015	$10,000	$9,990	$10,034
7/31/2015	$10,057	$10,059	$10,055
8/31/2015	$9,908	$10,045	$9,978
9/30/2015	$9,800	$10,113	$9,920
10/31/2015	$9,863	$10,114	$9,945
11/30/2015	$9,832	$10,088	$9,935
12/31/2015	$9,720	$10,055	$9,856
1/31/2016	$9,834	$10,193	$10,003
2/29/2016	$9,875	$10,266	$10,114
3/31/2016	$10,127	$10,360	$10,296
4/30/2016	$10,177	$10,400	$10,331
5/31/2016	$10,092	$10,402	$10,258
6/30/2016	$10,312	$10,589	$10,471
7/31/2016	$10,398	$10,656	$10,562
8/31/2016	$10,361	$10,644	$10,515
9/30/2016	$10,454	$10,638	$10,572
10/31/2016	$10,414	$10,556	$10,530
11/30/2016	$10,216	$10,307	$10,328
12/31/2016	$10,215	$10,321	$10,318
1/31/2017	$10,323	$10,341	$10,405
2/28/2017	$10,373	$10,411	$10,454
3/31/2017	$10,393	$10,405	$10,448
4/30/2017	$10,441	$10,486	$10,510
5/31/2017	$10,437	$10,567	$10,505
6/30/2017	$10,345	$10,556	$10,406
7/31/2017	$10,397	$10,601	$10,452
8/31/2017	$10,493	$10,696	$10,563
9/30/2017	$10,442	$10,645	$10,496
10/31/2017	$10,470	$10,652	$10,518
11/30/2017	$10,482	$10,638	$10,532
12/31/2017	$10,577	$10,687	$10,628
1/31/2018	$10,492	$10,564	$10,537
2/28/2018	$10,390	$10,464	$10,435
3/31/2018	$10,469	$10,531	$10,544
4/30/2018	$10,470	$10,452	$10,538
5/31/2018	$10,477	$10,527	$10,583
6/30/2018	$10,535	$10,514	$10,625
7/31/2018	$10,507	$10,516	$10,574
8/31/2018	$10,541	$10,584	$10,651
9/30/2018	$10,454	$10,516	$10,538
10/31/2018	$10,278	$10,433	$10,387
11/30/2018	$10,308	$10,495	$10,437
12/31/2018	$10,333	$10,688	$10,494
1/31/2019	$10,517	$10,801	$10,635
2/28/2019	$10,508	$10,795	$10,634
3/31/2019	$10,700	$11,003	$10,829
4/30/2019	$10,735	$11,005	$10,865
5/31/2019	$10,914	$11,201	$11,045
6/30/2019	$10,983	$11,341	$11,139
7/31/2019	$11,014	$11,366	$11,179
8/31/2019	$11,211	$11,661	$11,445
9/30/2019	$11,102	$11,599	$11,289
10/31/2019	$11,103	$11,634	$11,318
11/30/2019	$11,136	$11,628	$11,335
12/31/2019	$11,194	$11,620	$11,378
1/31/2020	$11,444	$11,843	$11,617
2/29/2020	$11,533	$12,056	$11,778
3/31/2020	$11,260	$11,985	$11,571
4/30/2020	$11,618	$12,198	$11,893
5/31/2020	$11,690	$12,255	$11,929
6/30/2020	$11,853	$12,332	$12,062
7/31/2020	$12,157	$12,517	$12,339
8/31/2020	$12,290	$12,416	$12,474
9/30/2020	$12,244	$12,409	$12,428
10/31/2020	$12,171	$12,353	$12,347
11/30/2020	$12,328	$12,475	$12,486
12/31/2020	$12,493	$12,492	$12,629
1/31/2021	$12,556	$12,402	$12,671
2/28/2021	$12,332	$12,223	$12,467
3/31/2021	$12,315	$12,071	$12,443
4/30/2021	$12,500	$12,166	$12,617
5/31/2021	$12,653	$12,206	$12,770
6/30/2021	$12,709	$12,291	$12,847
7/31/2021	$13,031	$12,429	$13,190
8/31/2021	$13,003	$12,405	$13,167
9/30/2021	$12,904	$12,298	$13,073
10/31/2021	$12,999	$12,294	$13,221
11/30/2021	$13,113	$12,331	$13,339
12/31/2021	$13,178	$12,299	$13,381
1/31/2022	$12,877	$12,034	$13,111
2/28/2022	$12,984	$11,900	$13,223
3/31/2022	$12,783	$11,569	$12,977
4/30/2022	$12,515	$11,130	$12,712
5/31/2022	$12,377	$11,202	$12,585
6/30/2022	$11,951	$11,026	$12,187
7/31/2022	$12,488	$11,296	$12,718
8/31/2022	$12,157	$10,977	$12,380
9/30/2022	$11,330	$10,502	$11,560
10/31/2022	$11,491	$10,366	$11,704
11/30/2022	$11,693	$10,748	$11,918
12/31/2022	$11,597	$10,699	$11,796
1/31/2023	$11,809	$11,028	$12,012
2/28/2023	$11,638	$10,743	$11,848
3/31/2023	$11,949	$11,016	$12,190
4/30/2023	$11,960	$11,083	$12,203
5/31/2023	$11,801	$10,962	$12,057
6/30/2023	$11,776	$10,923	$12,017
7/31/2023	$11,804	$10,915	$12,032
8/31/2023	$11,704	$10,846	$11,924
9/30/2023	$11,499	$10,570	$11,704
10/31/2023	$11,402	$10,403	$11,620
11/30/2023	$11,720	$10,874	$11,934
12/31/2023	$12,011	$11,291	$12,256
1/31/2024	$12,064	$11,260	$12,277
2/29/2024	$11,939	$11,101	$12,146
3/31/2024	$12,026	$11,203	$12,246
4/30/2024	$11,833	$10,920	$12,039
5/31/2024	$12,039	$11,105	$12,246
6/30/2024	$12,125	$11,210	$12,342
7/31/2024	$12,363	$11,472	$12,562
8/31/2024	$12,466	$11,637	$12,661
9/30/2024	$12,649	$11,793	$12,851
10/31/2024	$12,383	$11,500	$12,620
11/30/2024	$12,464	$11,622	$12,681
12/31/2024	$12,255	$11,432	$12,481

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	2.03%	1.83%	2.05%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,380,259,000
Holdings Count | Holding	534
Advisory Fees Paid, Amount	$ 3,559,000
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,380,259
# of Portfolio Holdings	534
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$3,559
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	92.3%
U.S. Government Agencies	14.8%
Asset-Backed Securities	8.1%
Sovereign Issues	7.1%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	47.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(70.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.23% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.23% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026483
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Duration strategies in Europe, including exposure to eurozone interest rate swap spreads, contributed to relative performance, as eurozone swap spreads tightened.

• Exposure to securitized assets, including collateralized loan obligations, non-agency residential mortgage-backed securities and U.S. agency mortgage-backed securities, contributed to relative performance, as spreads broadly tightened across these sectors.

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance, as U.S. BEI rose.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly moved higher.

• Long exposure to U.K. interest rates, particularly in the forth quarter of 2024, detracted from relative performance, as U.K. interest rates broadly moved higher over that period.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,353	$10,210	$10,315
2/28/2015	$10,270	$10,114	$10,191
3/31/2015	$10,178	$10,161	$10,142
4/30/2015	$10,219	$10,124	$10,217
5/31/2015	$10,096	$10,100	$10,133
6/30/2015	$10,012	$9,990	$10,034
7/31/2015	$10,072	$10,059	$10,055
8/31/2015	$9,924	$10,045	$9,978
9/30/2015	$9,819	$10,113	$9,920
10/31/2015	$9,884	$10,114	$9,945
11/30/2015	$9,854	$10,088	$9,935
12/31/2015	$9,744	$10,055	$9,856
1/31/2016	$9,860	$10,193	$10,003
2/29/2016	$9,903	$10,266	$10,114
3/31/2016	$10,159	$10,360	$10,296
4/30/2016	$10,211	$10,400	$10,331
5/31/2016	$10,127	$10,402	$10,258
6/30/2016	$10,350	$10,589	$10,471
7/31/2016	$10,439	$10,656	$10,562
8/31/2016	$10,404	$10,644	$10,515
9/30/2016	$10,499	$10,638	$10,572
10/31/2016	$10,462	$10,556	$10,530
11/30/2016	$10,265	$10,307	$10,328
12/31/2016	$10,266	$10,321	$10,318
1/31/2017	$10,377	$10,341	$10,405
2/28/2017	$10,429	$10,411	$10,454
3/31/2017	$10,452	$10,405	$10,448
4/30/2017	$10,501	$10,486	$10,510
5/31/2017	$10,500	$10,567	$10,505
6/30/2017	$10,409	$10,556	$10,406
7/31/2017	$10,464	$10,601	$10,452
8/31/2017	$10,563	$10,696	$10,563
9/30/2017	$10,514	$10,645	$10,496
10/31/2017	$10,544	$10,652	$10,518
11/30/2017	$10,558	$10,638	$10,532
12/31/2017	$10,657	$10,687	$10,628
1/31/2018	$10,573	$10,564	$10,537
2/28/2018	$10,472	$10,464	$10,435
3/31/2018	$10,554	$10,531	$10,544
4/30/2018	$10,557	$10,452	$10,538
5/31/2018	$10,567	$10,527	$10,583
6/30/2018	$10,627	$10,514	$10,625
7/31/2018	$10,601	$10,516	$10,574
8/31/2018	$10,638	$10,584	$10,651
9/30/2018	$10,552	$10,516	$10,538
10/31/2018	$10,376	$10,433	$10,387
11/30/2018	$10,409	$10,495	$10,437
12/31/2018	$10,437	$10,688	$10,494
1/31/2019	$10,624	$10,801	$10,635
2/28/2019	$10,617	$10,795	$10,634
3/31/2019	$10,813	$11,003	$10,829
4/30/2019	$10,851	$11,005	$10,865
5/31/2019	$11,035	$11,201	$11,045
6/30/2019	$11,107	$11,341	$11,139
7/31/2019	$11,141	$11,366	$11,179
8/31/2019	$11,342	$11,661	$11,445
9/30/2019	$11,234	$11,599	$11,289
10/31/2019	$11,238	$11,634	$11,318
11/30/2019	$11,273	$11,628	$11,335
12/31/2019	$11,334	$11,620	$11,378
1/31/2020	$11,590	$11,843	$11,617
2/29/2020	$11,682	$12,056	$11,778
3/31/2020	$11,408	$11,985	$11,571
4/30/2020	$11,773	$12,198	$11,893
5/31/2020	$11,848	$12,255	$11,929
6/30/2020	$12,016	$12,332	$12,062
7/31/2020	$12,327	$12,517	$12,339
8/31/2020	$12,465	$12,416	$12,474
9/30/2020	$12,420	$12,409	$12,428
10/31/2020	$12,349	$12,353	$12,347
11/30/2020	$12,510	$12,475	$12,486
12/31/2020	$12,681	$12,492	$12,629
1/31/2021	$12,747	$12,402	$12,671
2/28/2021	$12,522	$12,223	$12,467
3/31/2021	$12,507	$12,071	$12,443
4/30/2021	$12,699	$12,166	$12,617
5/31/2021	$12,856	$12,206	$12,770
6/30/2021	$12,916	$12,291	$12,847
7/31/2021	$13,246	$12,429	$13,190
8/31/2021	$13,221	$12,405	$13,167
9/30/2021	$13,122	$12,298	$13,073
10/31/2021	$13,222	$12,294	$13,221
11/30/2021	$13,341	$12,331	$13,339
12/31/2021	$13,409	$12,299	$13,381
1/31/2022	$13,106	$12,034	$13,111
2/28/2022	$13,217	$11,900	$13,223
3/31/2022	$13,015	$11,569	$12,977
4/30/2022	$12,746	$11,130	$12,712
5/31/2022	$12,608	$11,202	$12,585
6/30/2022	$12,176	$11,026	$12,187
7/31/2022	$12,725	$11,296	$12,718
8/31/2022	$12,391	$10,977	$12,380
9/30/2022	$11,551	$10,502	$11,560
10/31/2022	$11,717	$10,366	$11,704
11/30/2022	$11,925	$10,748	$11,918
12/31/2022	$11,831	$10,699	$11,796
1/31/2023	$12,049	$11,028	$12,012
2/28/2023	$11,876	$10,743	$11,848
3/31/2023	$12,197	$11,016	$12,190
4/30/2023	$12,211	$11,083	$12,203
5/31/2023	$12,050	$10,962	$12,057
6/30/2023	$12,028	$10,923	$12,017
7/31/2023	$12,059	$10,915	$12,032
8/31/2023	$11,959	$10,846	$11,924
9/30/2023	$11,752	$10,570	$11,704
10/31/2023	$11,655	$10,403	$11,620
11/30/2023	$11,983	$10,874	$11,934
12/31/2023	$12,283	$11,291	$12,256
1/31/2024	$12,340	$11,260	$12,277
2/29/2024	$12,215	$11,101	$12,146
3/31/2024	$12,307	$11,203	$12,246
4/30/2024	$12,111	$10,920	$12,039
5/31/2024	$12,325	$11,105	$12,246
6/30/2024	$12,415	$11,210	$12,342
7/31/2024	$12,661	$11,472	$12,562
8/31/2024	$12,769	$11,637	$12,661
9/30/2024	$12,960	$11,793	$12,851
10/31/2024	$12,690	$11,500	$12,620
11/30/2024	$12,775	$11,622	$12,681
12/31/2024	$12,564	$11,432	$12,481

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.29%	2.08%	2.31%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,380,259,000
Holdings Count | Holding	534
Advisory Fees Paid, Amount	$ 3,559,000
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,380,259
# of Portfolio Holdings	534
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$3,559
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	92.3%
U.S. Government Agencies	14.8%
Asset-Backed Securities	8.1%
Sovereign Issues	7.1%
Non-Agency Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	47.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(70.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.23% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.23% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026484
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to select securitized credit, particularly asset-backed securities, collateralized loan obligations and commercial mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Tactical U.S. duration positioning, particularly overweight exposure to the one-year part of the curve, contributed to relative performance, as one-year interest rates fell.

• Overweight exposure to investment grade corporate credit, particularly the financials sector, contributed to relative performance, as spreads tightened.

• Exposure to U.K. duration, particularly in the 5-year part of the curve, detracted from relative performance, as local interest rates rose.

• There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,975	$10,210	$10,000
2/28/2015	$10,057	$10,114	$10,000
3/31/2015	$10,071	$10,161	$10,001
4/30/2015	$10,087	$10,124	$10,001
5/31/2015	$10,114	$10,100	$10,001
6/30/2015	$10,111	$9,990	$10,001
7/31/2015	$10,120	$10,059	$10,001
8/31/2015	$10,100	$10,045	$10,001
9/30/2015	$10,050	$10,113	$10,002
10/31/2015	$10,099	$10,114	$10,002
11/30/2015	$10,118	$10,088	$10,002
12/31/2015	$10,110	$10,055	$10,003
1/31/2016	$10,071	$10,193	$10,004
2/29/2016	$10,042	$10,266	$10,006
3/31/2016	$10,084	$10,360	$10,008
4/30/2016	$10,136	$10,400	$10,011
5/31/2016	$10,199	$10,402	$10,013
6/30/2016	$10,174	$10,589	$10,015
7/31/2016	$10,209	$10,656	$10,017
8/31/2016	$10,254	$10,644	$10,019
9/30/2016	$10,267	$10,638	$10,022
10/31/2016	$10,311	$10,556	$10,024
11/30/2016	$10,336	$10,307	$10,027
12/31/2016	$10,350	$10,321	$10,030
1/31/2017	$10,371	$10,341	$10,034
2/28/2017	$10,404	$10,411	$10,038
3/31/2017	$10,419	$10,405	$10,042
4/30/2017	$10,444	$10,486	$10,047
5/31/2017	$10,449	$10,567	$10,053
6/30/2017	$10,495	$10,556	$10,060
7/31/2017	$10,490	$10,601	$10,068
8/31/2017	$10,495	$10,696	$10,077
9/30/2017	$10,540	$10,645	$10,086
10/31/2017	$10,586	$10,652	$10,095
11/30/2017	$10,604	$10,638	$10,104
12/31/2017	$10,599	$10,687	$10,114
1/31/2018	$10,623	$10,564	$10,125
2/28/2018	$10,638	$10,464	$10,136
3/31/2018	$10,624	$10,531	$10,150
4/30/2018	$10,672	$10,452	$10,163
5/31/2018	$10,682	$10,527	$10,178
6/30/2018	$10,703	$10,514	$10,194
7/31/2018	$10,733	$10,516	$10,210
8/31/2018	$10,756	$10,584	$10,228
9/30/2018	$10,796	$10,516	$10,245
10/31/2018	$10,806	$10,433	$10,263
11/30/2018	$10,798	$10,495	$10,282
12/31/2018	$10,761	$10,688	$10,303
1/31/2019	$10,802	$10,801	$10,324
2/28/2019	$10,854	$10,795	$10,343
3/31/2019	$10,869	$11,003	$10,364
4/30/2019	$10,905	$11,005	$10,385
5/31/2019	$10,913	$11,201	$10,407
6/30/2019	$10,927	$11,341	$10,428
7/31/2019	$10,982	$11,366	$10,449
8/31/2019	$10,972	$11,661	$10,468
9/30/2019	$11,003	$11,599	$10,486
10/31/2019	$11,023	$11,634	$10,504
11/30/2019	$11,043	$11,628	$10,520
12/31/2019	$11,062	$11,620	$10,535
1/31/2020	$11,132	$11,843	$10,549
2/29/2020	$11,157	$12,056	$10,562
3/31/2020	$10,817	$11,985	$10,576
4/30/2020	$11,003	$12,198	$10,584
5/31/2020	$11,091	$12,255	$10,589
6/30/2020	$11,214	$12,332	$10,590
7/31/2020	$11,233	$12,517	$10,591
8/31/2020	$11,251	$12,416	$10,592
9/30/2020	$11,280	$12,409	$10,593
10/31/2020	$11,309	$12,353	$10,594
11/30/2020	$11,293	$12,475	$10,595
12/31/2020	$11,310	$12,492	$10,596
1/31/2021	$11,336	$12,402	$10,597
2/28/2021	$11,321	$12,223	$10,597
3/31/2021	$11,340	$12,071	$10,598
4/30/2021	$11,336	$12,166	$10,598
5/31/2021	$11,342	$12,206	$10,598
6/30/2021	$11,340	$12,291	$10,599
7/31/2021	$11,323	$12,429	$10,599
8/31/2021	$11,328	$12,405	$10,599
9/30/2021	$11,333	$12,298	$10,600
10/31/2021	$11,305	$12,294	$10,600
11/30/2021	$11,288	$12,331	$10,600
12/31/2021	$11,304	$12,299	$10,601
1/31/2022	$11,286	$12,034	$10,601
2/28/2022	$11,247	$11,900	$10,602
3/31/2022	$11,176	$11,569	$10,604
4/30/2022	$11,163	$11,130	$10,607
5/31/2022	$11,172	$11,202	$10,612
6/30/2022	$11,126	$11,026	$10,619
7/31/2022	$11,120	$11,296	$10,630
8/31/2022	$11,181	$10,977	$10,646
9/30/2022	$11,191	$10,502	$10,667
10/31/2022	$11,180	$10,366	$10,693
11/30/2022	$11,208	$10,748	$10,724
12/31/2022	$11,287	$10,699	$10,760
1/31/2023	$11,330	$11,028	$10,800
2/28/2023	$11,397	$10,743	$10,837
3/31/2023	$11,403	$11,016	$10,881
4/30/2023	$11,462	$11,083	$10,924
5/31/2023	$11,516	$10,962	$10,970
6/30/2023	$11,586	$10,923	$11,017
7/31/2023	$11,663	$10,915	$11,067
8/31/2023	$11,722	$10,846	$11,119
9/30/2023	$11,793	$10,570	$11,169
10/31/2023	$11,853	$10,403	$11,221
11/30/2023	$11,902	$10,874	$11,273
12/31/2023	$11,953	$11,291	$11,326
1/31/2024	$12,025	$11,260	$11,379
2/29/2024	$12,098	$11,101	$11,428
3/31/2024	$12,162	$11,203	$11,481
4/30/2024	$12,226	$10,920	$11,533
5/31/2024	$12,282	$11,105	$11,586
6/30/2024	$12,331	$11,210	$11,638
7/31/2024	$12,372	$11,472	$11,692
8/31/2024	$12,429	$11,637	$11,746
9/30/2024	$12,477	$11,793	$11,798
10/31/2024	$12,539	$11,500	$11,849
11/30/2024	$12,603	$11,622	$11,896
12/31/2024	$12,677	$11,432	$11,943

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.05%	2.76%	2.40%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 608,031,000
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 1,501,000
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$608,031
# of Portfolio Holdings	565
Portfolio Turnover Rate	98%
Total Net Advisory Fees Paid During the Reporting Period	$1,501
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	44.7%
Asset-Backed Securities	25.2%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	7.3%
U.S. Treasury Obligations	3.7%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	8.2%
Affiliated Investments	2.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000081128
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to select securitized credit, particularly asset-backed securities, collateralized loan obligations and commercial mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Tactical U.S. duration positioning, particularly overweight exposure to the one-year part of the curve, contributed to relative performance, as one-year interest rates fell.

• Overweight exposure to investment grade corporate credit, particularly the financials sector, contributed to relative performance, as spreads tightened.

• Exposure to U.K. duration, particularly in the 5-year part of the curve, detracted from relative performance, as local interest rates rose.

• There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,974	$10,210	$10,000
2/28/2015	$10,055	$10,114	$10,000
3/31/2015	$10,068	$10,161	$10,001
4/30/2015	$10,084	$10,124	$10,001
5/31/2015	$10,109	$10,100	$10,001
6/30/2015	$10,106	$9,990	$10,001
7/31/2015	$10,114	$10,059	$10,001
8/31/2015	$10,093	$10,045	$10,001
9/30/2015	$10,042	$10,113	$10,002
10/31/2015	$10,089	$10,114	$10,002
11/30/2015	$10,108	$10,088	$10,002
12/31/2015	$10,100	$10,055	$10,003
1/31/2016	$10,060	$10,193	$10,004
2/29/2016	$10,030	$10,266	$10,006
3/31/2016	$10,071	$10,360	$10,008
4/30/2016	$10,119	$10,400	$10,011
5/31/2016	$10,181	$10,402	$10,013
6/30/2016	$10,155	$10,589	$10,015
7/31/2016	$10,188	$10,656	$10,017
8/31/2016	$10,232	$10,644	$10,019
9/30/2016	$10,244	$10,638	$10,022
10/31/2016	$10,287	$10,556	$10,024
11/30/2016	$10,312	$10,307	$10,027
12/31/2016	$10,325	$10,321	$10,030
1/31/2017	$10,345	$10,341	$10,034
2/28/2017	$10,377	$10,411	$10,038
3/31/2017	$10,391	$10,405	$10,042
4/30/2017	$10,415	$10,486	$10,047
5/31/2017	$10,419	$10,567	$10,053
6/30/2017	$10,464	$10,556	$10,060
7/31/2017	$10,458	$10,601	$10,068
8/31/2017	$10,462	$10,696	$10,077
9/30/2017	$10,506	$10,645	$10,086
10/31/2017	$10,551	$10,652	$10,095
11/30/2017	$10,568	$10,638	$10,104
12/31/2017	$10,562	$10,687	$10,114
1/31/2018	$10,585	$10,564	$10,125
2/28/2018	$10,599	$10,464	$10,136
3/31/2018	$10,584	$10,531	$10,150
4/30/2018	$10,632	$10,452	$10,163
5/31/2018	$10,641	$10,527	$10,178
6/30/2018	$10,661	$10,514	$10,194
7/31/2018	$10,690	$10,516	$10,210
8/31/2018	$10,712	$10,584	$10,228
9/30/2018	$10,751	$10,516	$10,245
10/31/2018	$10,760	$10,433	$10,263
11/30/2018	$10,751	$10,495	$10,282
12/31/2018	$10,713	$10,688	$10,303
1/31/2019	$10,753	$10,801	$10,324
2/28/2019	$10,804	$10,795	$10,343
3/31/2019	$10,817	$11,003	$10,364
4/30/2019	$10,853	$11,005	$10,385
5/31/2019	$10,860	$11,201	$10,407
6/30/2019	$10,873	$11,341	$10,428
7/31/2019	$10,927	$11,366	$10,449
8/31/2019	$10,916	$11,661	$10,468
9/30/2019	$10,946	$11,599	$10,486
10/31/2019	$10,965	$11,634	$10,504
11/30/2019	$10,983	$11,628	$10,520
12/31/2019	$11,002	$11,620	$10,535
1/31/2020	$11,071	$11,843	$10,549
2/29/2020	$11,095	$12,056	$10,562
3/31/2020	$10,755	$11,985	$10,576
4/30/2020	$10,940	$12,198	$10,584
5/31/2020	$11,026	$12,255	$10,589
6/30/2020	$11,148	$12,332	$10,590
7/31/2020	$11,165	$12,517	$10,591
8/31/2020	$11,183	$12,416	$10,592
9/30/2020	$11,210	$12,409	$10,593
10/31/2020	$11,238	$12,353	$10,594
11/30/2020	$11,221	$12,475	$10,595
12/31/2020	$11,237	$12,492	$10,596
1/31/2021	$11,262	$12,402	$10,597
2/28/2021	$11,246	$12,223	$10,597
3/31/2021	$11,264	$12,071	$10,598
4/30/2021	$11,260	$12,166	$10,598
5/31/2021	$11,264	$12,206	$10,598
6/30/2021	$11,261	$12,291	$10,599
7/31/2021	$11,244	$12,429	$10,599
8/31/2021	$11,248	$12,405	$10,599
9/30/2021	$11,252	$12,298	$10,600
10/31/2021	$11,223	$12,294	$10,600
11/30/2021	$11,205	$12,331	$10,600
12/31/2021	$11,220	$12,299	$10,601
1/31/2022	$11,201	$12,034	$10,601
2/28/2022	$11,162	$11,900	$10,602
3/31/2022	$11,091	$11,569	$10,604
4/30/2022	$11,076	$11,130	$10,607
5/31/2022	$11,085	$11,202	$10,612
6/30/2022	$11,038	$11,026	$10,619
7/31/2022	$11,031	$11,296	$10,630
8/31/2022	$11,091	$10,977	$10,646
9/30/2022	$11,100	$10,502	$10,667
10/31/2022	$11,088	$10,366	$10,693
11/30/2022	$11,115	$10,748	$10,724
12/31/2022	$11,191	$10,699	$10,760
1/31/2023	$11,233	$11,028	$10,800
2/28/2023	$11,299	$10,743	$10,837
3/31/2023	$11,304	$11,016	$10,881
4/30/2023	$11,362	$11,083	$10,924
5/31/2023	$11,415	$10,962	$10,970
6/30/2023	$11,482	$10,923	$11,017
7/31/2023	$11,558	$10,915	$11,067
8/31/2023	$11,615	$10,846	$11,119
9/30/2023	$11,685	$10,570	$11,169
10/31/2023	$11,743	$10,403	$11,221
11/30/2023	$11,791	$10,874	$11,273
12/31/2023	$11,841	$11,291	$11,326
1/31/2024	$11,911	$11,260	$11,379
2/29/2024	$11,982	$11,101	$11,428
3/31/2024	$12,044	$11,203	$11,481
4/30/2024	$12,106	$10,920	$11,533
5/31/2024	$12,161	$11,105	$11,586
6/30/2024	$12,209	$11,210	$11,638
7/31/2024	$12,249	$11,472	$11,692
8/31/2024	$12,303	$11,637	$11,746
9/30/2024	$12,350	$11,793	$11,798
10/31/2024	$12,411	$11,500	$11,849
11/30/2024	$12,473	$11,622	$11,896
12/31/2024	$12,545	$11,432	$11,943

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	5.95%	2.66%	2.29%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 608,031,000
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 1,501,000
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$608,031
# of Portfolio Holdings	565
Portfolio Turnover Rate	98%
Total Net Advisory Fees Paid During the Reporting Period	$1,501
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	44.7%
Asset-Backed Securities	25.2%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	7.3%
U.S. Treasury Obligations	3.7%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	8.2%
Affiliated Investments	2.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026485
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to select securitized credit, particularly asset-backed securities, collateralized loan obligations and commercial mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Tactical U.S. duration positioning, particularly overweight exposure to the one-year part of the curve, contributed to relative performance, as one-year interest rates fell.

• Overweight exposure to investment grade corporate credit, particularly the financials sector, contributed to relative performance, as spreads tightened.

• Exposure to U.K. duration, particularly in the 5-year part of the curve, detracted from relative performance, as local interest rates rose.

• There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,976	$10,210	$10,000
2/28/2015	$10,059	$10,114	$10,000
3/31/2015	$10,075	$10,161	$10,001
4/30/2015	$10,092	$10,124	$10,001
5/31/2015	$10,120	$10,100	$10,001
6/30/2015	$10,119	$9,990	$10,001
7/31/2015	$10,129	$10,059	$10,001
8/31/2015	$10,110	$10,045	$10,001
9/30/2015	$10,061	$10,113	$10,002
10/31/2015	$10,111	$10,114	$10,002
11/30/2015	$10,132	$10,088	$10,002
12/31/2015	$10,126	$10,055	$10,003
1/31/2016	$10,087	$10,193	$10,004
2/29/2016	$10,059	$10,266	$10,006
3/31/2016	$10,102	$10,360	$10,008
4/30/2016	$10,156	$10,400	$10,011
5/31/2016	$10,220	$10,402	$10,013
6/30/2016	$10,197	$10,589	$10,015
7/31/2016	$10,233	$10,656	$10,017
8/31/2016	$10,280	$10,644	$10,019
9/30/2016	$10,294	$10,638	$10,022
10/31/2016	$10,339	$10,556	$10,024
11/30/2016	$10,366	$10,307	$10,027
12/31/2016	$10,381	$10,321	$10,030
1/31/2017	$10,403	$10,341	$10,034
2/28/2017	$10,438	$10,411	$10,038
3/31/2017	$10,454	$10,405	$10,042
4/30/2017	$10,480	$10,486	$10,047
5/31/2017	$10,487	$10,567	$10,053
6/30/2017	$10,534	$10,556	$10,060
7/31/2017	$10,530	$10,601	$10,068
8/31/2017	$10,537	$10,696	$10,077
9/30/2017	$10,584	$10,645	$10,086
10/31/2017	$10,631	$10,652	$10,095
11/30/2017	$10,650	$10,638	$10,104
12/31/2017	$10,646	$10,687	$10,114
1/31/2018	$10,672	$10,564	$10,125
2/28/2018	$10,688	$10,464	$10,136
3/31/2018	$10,676	$10,531	$10,150
4/30/2018	$10,725	$10,452	$10,163
5/31/2018	$10,737	$10,527	$10,178
6/30/2018	$10,759	$10,514	$10,194
7/31/2018	$10,791	$10,516	$10,210
8/31/2018	$10,816	$10,584	$10,228
9/30/2018	$10,857	$10,516	$10,245
10/31/2018	$10,868	$10,433	$10,263
11/30/2018	$10,862	$10,495	$10,282
12/31/2018	$10,826	$10,688	$10,303
1/31/2019	$10,868	$10,801	$10,324
2/28/2019	$10,922	$10,795	$10,343
3/31/2019	$10,938	$11,003	$10,364
4/30/2019	$10,976	$11,005	$10,385
5/31/2019	$10,986	$11,201	$10,407
6/30/2019	$11,001	$11,341	$10,428
7/31/2019	$11,057	$11,366	$10,449
8/31/2019	$11,049	$11,661	$10,468
9/30/2019	$11,081	$11,599	$10,486
10/31/2019	$11,103	$11,634	$10,504
11/30/2019	$11,124	$11,628	$10,520
12/31/2019	$11,145	$11,620	$10,535
1/31/2020	$11,217	$11,843	$10,549
2/29/2020	$11,244	$12,056	$10,562
3/31/2020	$10,902	$11,985	$10,576
4/30/2020	$11,091	$12,198	$10,584
5/31/2020	$11,181	$12,255	$10,589
6/30/2020	$11,307	$12,332	$10,590
7/31/2020	$11,327	$12,517	$10,591
8/31/2020	$11,347	$12,416	$10,592
9/30/2020	$11,378	$12,409	$10,593
10/31/2020	$11,408	$12,353	$10,594
11/30/2020	$11,393	$12,475	$10,595
12/31/2020	$11,412	$12,492	$10,596
1/31/2021	$11,440	$12,402	$10,597
2/28/2021	$11,426	$12,223	$10,597
3/31/2021	$11,446	$12,071	$10,598
4/30/2021	$11,444	$12,166	$10,598
5/31/2021	$11,451	$12,206	$10,598
6/30/2021	$11,450	$12,291	$10,599
7/31/2021	$11,435	$12,429	$10,599
8/31/2021	$11,441	$12,405	$10,599
9/30/2021	$11,448	$12,298	$10,600
10/31/2021	$11,421	$12,294	$10,600
11/30/2021	$11,405	$12,331	$10,600
12/31/2021	$11,423	$12,299	$10,601
1/31/2022	$11,406	$12,034	$10,601
2/28/2022	$11,368	$11,900	$10,602
3/31/2022	$11,298	$11,569	$10,604
4/30/2022	$11,286	$11,130	$10,607
5/31/2022	$11,297	$11,202	$10,612
6/30/2022	$11,252	$11,026	$10,619
7/31/2022	$11,247	$11,296	$10,630
8/31/2022	$11,310	$10,977	$10,646
9/30/2022	$11,322	$10,502	$10,667
10/31/2022	$11,312	$10,366	$10,693
11/30/2022	$11,342	$10,748	$10,724
12/31/2022	$11,423	$10,699	$10,760
1/31/2023	$11,468	$11,028	$10,800
2/28/2023	$11,537	$10,743	$10,837
3/31/2023	$11,544	$11,016	$10,881
4/30/2023	$11,606	$11,083	$10,924
5/31/2023	$11,662	$10,962	$10,970
6/30/2023	$11,734	$10,923	$11,017
7/31/2023	$11,813	$10,915	$11,067
8/31/2023	$11,875	$10,846	$11,119
9/30/2023	$11,949	$10,570	$11,169
10/31/2023	$12,010	$10,403	$11,221
11/30/2023	$12,062	$10,874	$11,273
12/31/2023	$12,115	$11,291	$11,326
1/31/2024	$12,190	$11,260	$11,379
2/29/2024	$12,265	$11,101	$11,428
3/31/2024	$12,331	$11,203	$11,481
4/30/2024	$12,397	$10,920	$11,533
5/31/2024	$12,456	$11,105	$11,586
6/30/2024	$12,508	$11,210	$11,638
7/31/2024	$12,551	$11,472	$11,692
8/31/2024	$12,610	$11,637	$11,746
9/30/2024	$12,660	$11,793	$11,798
10/31/2024	$12,725	$11,500	$11,849
11/30/2024	$12,791	$11,622	$11,896
12/31/2024	$12,868	$11,432	$11,943

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.21%	2.92%	2.55%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 608,031,000
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 1,501,000
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$608,031
# of Portfolio Holdings	565
Portfolio Turnover Rate	98%
Total Net Advisory Fees Paid During the Reporting Period	$1,501
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	44.7%
Asset-Backed Securities	25.2%
U.S. Government Agencies	9.1%
Non-Agency Mortgage-Backed Securities	7.3%
U.S. Treasury Obligations	3.7%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	8.2%
Affiliated Investments	2.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments are less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026489
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit, particularly non-agency residential mortgage-backed securities ("MBS"), commercial MBS, and high-quality collateralized loan obligations and collateralized debt obligations, contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., namely underweight exposure to the long-end of the curve, contributed to relative performance, as yields rose.

• Positions within corporate credit, particularly overweight exposure to investment-grade senior financials, contributed to relative performance, as spreads tightened.

• Long exposure to duration in select emerging market ("EM") countries in Latin America detracted from relative performance, as yields rose.

• Exposure to select EM currencies in Latin America detracted from relative performance, as select EM currencies depreciated relative to the U.S. dollar.

• Long exposure to the front end of the yield curve in Canada during the first quarter of the year detracted from relative performance, as yields rose and were lower relative to the U.S.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,270	$10,210
2/28/2015	$10,193	$10,114
3/31/2015	$10,216	$10,161
4/30/2015	$10,161	$10,124
5/31/2015	$10,126	$10,100
6/30/2015	$10,024	$9,990
7/31/2015	$10,141	$10,059
8/31/2015	$10,062	$10,045
9/30/2015	$10,016	$10,113
10/31/2015	$10,098	$10,114
11/30/2015	$10,085	$10,088
12/31/2015	$10,044	$10,055
1/31/2016	$10,146	$10,193
2/29/2016	$10,106	$10,266
3/31/2016	$10,240	$10,360
4/30/2016	$10,295	$10,400
5/31/2016	$10,316	$10,402
6/30/2016	$10,462	$10,589
7/31/2016	$10,571	$10,656
8/31/2016	$10,551	$10,644
9/30/2016	$10,582	$10,638
10/31/2016	$10,519	$10,556
11/30/2016	$10,257	$10,307
12/31/2016	$10,313	$10,321
1/31/2017	$10,383	$10,341
2/28/2017	$10,467	$10,411
3/31/2017	$10,470	$10,405
4/30/2017	$10,557	$10,486
5/31/2017	$10,643	$10,567
6/30/2017	$10,653	$10,556
7/31/2017	$10,719	$10,601
8/31/2017	$10,856	$10,696
9/30/2017	$10,816	$10,645
10/31/2017	$10,794	$10,652
11/30/2017	$10,763	$10,638
12/31/2017	$10,820	$10,687
1/31/2018	$10,718	$10,564
2/28/2018	$10,646	$10,464
3/31/2018	$10,686	$10,531
4/30/2018	$10,598	$10,452
5/31/2018	$10,630	$10,527
6/30/2018	$10,634	$10,514
7/31/2018	$10,657	$10,516
8/31/2018	$10,702	$10,584
9/30/2018	$10,645	$10,516
10/31/2018	$10,607	$10,433
11/30/2018	$10,634	$10,495
12/31/2018	$10,762	$10,688
1/31/2019	$10,912	$10,801
2/28/2019	$10,928	$10,795
3/31/2019	$11,081	$11,003
4/30/2019	$11,099	$11,005
5/31/2019	$11,299	$11,201
6/30/2019	$11,424	$11,341
7/31/2019	$11,421	$11,366
8/31/2019	$11,732	$11,661
9/30/2019	$11,685	$11,599
10/31/2019	$11,721	$11,634
11/30/2019	$11,685	$11,628
12/31/2019	$11,661	$11,620
1/31/2020	$11,941	$11,843
2/29/2020	$12,102	$12,056
3/31/2020	$11,875	$11,985
4/30/2020	$12,122	$12,198
5/31/2020	$12,238	$12,255
6/30/2020	$12,377	$12,332
7/31/2020	$12,550	$12,517
8/31/2020	$12,525	$12,416
9/30/2020	$12,533	$12,409
10/31/2020	$12,478	$12,353
11/30/2020	$12,627	$12,475
12/31/2020	$12,670	$12,492
1/31/2021	$12,611	$12,402
2/28/2021	$12,431	$12,223
3/31/2021	$12,274	$12,071
4/30/2021	$12,381	$12,166
5/31/2021	$12,419	$12,206
6/30/2021	$12,518	$12,291
7/31/2021	$12,641	$12,429
8/31/2021	$12,623	$12,405
9/30/2021	$12,526	$12,298
10/31/2021	$12,489	$12,294
11/30/2021	$12,510	$12,331
12/31/2021	$12,509	$12,299
1/31/2022	$12,274	$12,034
2/28/2022	$12,142	$11,900
3/31/2022	$11,742	$11,569
4/30/2022	$11,275	$11,130
5/31/2022	$11,320	$11,202
6/30/2022	$11,061	$11,026
7/31/2022	$11,310	$11,296
8/31/2022	$11,027	$10,977
9/30/2022	$10,533	$10,502
10/31/2022	$10,346	$10,366
11/30/2022	$10,729	$10,748
12/31/2022	$10,721	$10,699
1/31/2023	$11,082	$11,028
2/28/2023	$10,802	$10,743
3/31/2023	$11,004	$11,016
4/30/2023	$11,071	$11,083
5/31/2023	$10,971	$10,962
6/30/2023	$10,934	$10,923
7/31/2023	$10,975	$10,915
8/31/2023	$10,899	$10,846
9/30/2023	$10,626	$10,570
10/31/2023	$10,439	$10,403
11/30/2023	$10,929	$10,874
12/31/2023	$11,357	$11,291
1/31/2024	$11,376	$11,260
2/29/2024	$11,236	$11,101
3/31/2024	$11,349	$11,203
4/30/2024	$11,087	$10,920
5/31/2024	$11,294	$11,105
6/30/2024	$11,394	$11,210
7/31/2024	$11,675	$11,472
8/31/2024	$11,819	$11,637
9/30/2024	$11,983	$11,793
10/31/2024	$11,679	$11,500
11/30/2024	$11,822	$11,622
12/31/2024	$11,644	$11,432

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	2.53%	(0.03%)	1.53%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,467,679,000
Holdings Count | Holding	1,512
Advisory Fees Paid, Amount	$ 11,336,000
InvestmentCompanyPortfolioTurnover	613.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,467,679
# of Portfolio Holdings	1,512
Portfolio Turnover Rate	613%
Total Net Advisory Fees Paid During the Reporting Period	$11,336
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.3%
Corporate Bonds & Notes	37.2%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	9.9%
Sovereign Issues	4.3%
Municipal Bonds & Notes	0.8%
Preferred Securities	0.3%
Loan Participations and Assignments	0.3%
Common Stocks	0.1%
Short-Term Instruments	2.2%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030985
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit, particularly non-agency residential mortgage-backed securities ("MBS"), commercial MBS, and high-quality collateralized loan obligations and collateralized debt obligations, contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., namely underweight exposure to the long-end of the curve, contributed to relative performance, as yields rose.

• Positions within corporate credit, particularly overweight exposure to investment-grade senior financials, contributed to relative performance, as spreads tightened.

• Long exposure to duration in select emerging market ("EM") countries in Latin America detracted from relative performance, as yields rose.

• Exposure to select EM currencies in Latin America detracted from relative performance, as select EM currencies depreciated relative to the U.S. dollar.

• Long exposure to the front end of the yield curve in Canada during the first quarter of the year detracted from relative performance, as yields rose and were lower relative to the U.S.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,269	$10,210
2/28/2015	$10,191	$10,114
3/31/2015	$10,213	$10,161
4/30/2015	$10,158	$10,124
5/31/2015	$10,122	$10,100
6/30/2015	$10,019	$9,990
7/31/2015	$10,135	$10,059
8/31/2015	$10,056	$10,045
9/30/2015	$10,009	$10,113
10/31/2015	$10,090	$10,114
11/30/2015	$10,075	$10,088
12/31/2015	$10,034	$10,055
1/31/2016	$10,135	$10,193
2/29/2016	$10,095	$10,266
3/31/2016	$10,227	$10,360
4/30/2016	$10,281	$10,400
5/31/2016	$10,302	$10,402
6/30/2016	$10,447	$10,589
7/31/2016	$10,554	$10,656
8/31/2016	$10,534	$10,644
9/30/2016	$10,564	$10,638
10/31/2016	$10,500	$10,556
11/30/2016	$10,237	$10,307
12/31/2016	$10,292	$10,321
1/31/2017	$10,362	$10,341
2/28/2017	$10,445	$10,411
3/31/2017	$10,447	$10,405
4/30/2017	$10,532	$10,486
5/31/2017	$10,618	$10,567
6/30/2017	$10,627	$10,556
7/31/2017	$10,692	$10,601
8/31/2017	$10,827	$10,696
9/30/2017	$10,786	$10,645
10/31/2017	$10,764	$10,652
11/30/2017	$10,732	$10,638
12/31/2017	$10,787	$10,687
1/31/2018	$10,685	$10,564
2/28/2018	$10,612	$10,464
3/31/2018	$10,652	$10,531
4/30/2018	$10,562	$10,452
5/31/2018	$10,594	$10,527
6/30/2018	$10,597	$10,514
7/31/2018	$10,619	$10,516
8/31/2018	$10,663	$10,584
9/30/2018	$10,605	$10,516
10/31/2018	$10,567	$10,433
11/30/2018	$10,593	$10,495
12/31/2018	$10,719	$10,688
1/31/2019	$10,867	$10,801
2/28/2019	$10,883	$10,795
3/31/2019	$11,034	$11,003
4/30/2019	$11,052	$11,005
5/31/2019	$11,249	$11,201
6/30/2019	$11,373	$11,341
7/31/2019	$11,370	$11,366
8/31/2019	$11,678	$11,661
9/30/2019	$11,630	$11,599
10/31/2019	$11,665	$11,634
11/30/2019	$11,628	$11,628
12/31/2019	$11,603	$11,620
1/31/2020	$11,881	$11,843
2/29/2020	$12,040	$12,056
3/31/2020	$11,813	$11,985
4/30/2020	$12,058	$12,198
5/31/2020	$12,173	$12,255
6/30/2020	$12,310	$12,332
7/31/2020	$12,481	$12,517
8/31/2020	$12,454	$12,416
9/30/2020	$12,461	$12,409
10/31/2020	$12,406	$12,353
11/30/2020	$12,553	$12,475
12/31/2020	$12,594	$12,492
1/31/2021	$12,535	$12,402
2/28/2021	$12,355	$12,223
3/31/2021	$12,198	$12,071
4/30/2021	$12,304	$12,166
5/31/2021	$12,340	$12,206
6/30/2021	$12,437	$12,291
7/31/2021	$12,558	$12,429
8/31/2021	$12,540	$12,405
9/30/2021	$12,442	$12,298
10/31/2021	$12,405	$12,294
11/30/2021	$12,424	$12,331
12/31/2021	$12,422	$12,299
1/31/2022	$12,188	$12,034
2/28/2022	$12,056	$11,900
3/31/2022	$11,658	$11,569
4/30/2022	$11,193	$11,130
5/31/2022	$11,237	$11,202
6/30/2022	$10,979	$11,026
7/31/2022	$11,225	$11,296
8/31/2022	$10,943	$10,977
9/30/2022	$10,452	$10,502
10/31/2022	$10,266	$10,366
11/30/2022	$10,645	$10,748
12/31/2022	$10,635	$10,699
1/31/2023	$10,993	$11,028
2/28/2023	$10,714	$10,743
3/31/2023	$10,914	$11,016
4/30/2023	$10,979	$11,083
5/31/2023	$10,879	$10,962
6/30/2023	$10,841	$10,923
7/31/2023	$10,882	$10,915
8/31/2023	$10,805	$10,846
9/30/2023	$10,534	$10,570
10/31/2023	$10,347	$10,403
11/30/2023	$10,832	$10,874
12/31/2023	$11,255	$11,291
1/31/2024	$11,273	$11,260
2/29/2024	$11,134	$11,101
3/31/2024	$11,245	$11,203
4/30/2024	$10,985	$10,920
5/31/2024	$11,189	$11,105
6/30/2024	$11,287	$11,210
7/31/2024	$11,564	$11,472
8/31/2024	$11,705	$11,637
9/30/2024	$11,867	$11,793
10/31/2024	$11,566	$11,500
11/30/2024	$11,706	$11,622
12/31/2024	$11,529	$11,432

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	2.43%	(0.13%)	1.43%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,467,679,000
Holdings Count | Holding	1,512
Advisory Fees Paid, Amount	$ 11,336,000
InvestmentCompanyPortfolioTurnover	613.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,467,679
# of Portfolio Holdings	1,512
Portfolio Turnover Rate	613%
Total Net Advisory Fees Paid During the Reporting Period	$11,336
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.3%
Corporate Bonds & Notes	37.2%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	9.9%
Sovereign Issues	4.3%
Municipal Bonds & Notes	0.8%
Preferred Securities	0.3%
Loan Participations and Assignments	0.3%
Common Stocks	0.1%
Short-Term Instruments	2.2%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026490
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit, particularly non-agency residential mortgage-backed securities ("MBS"), commercial MBS, and high-quality collateralized loan obligations and collateralized debt obligations, contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., namely underweight exposure to the long-end of the curve, contributed to relative performance, as yields rose.

• Positions within corporate credit, particularly overweight exposure to investment-grade senior financials, contributed to relative performance, as spreads tightened.

• Long exposure to duration in select emerging market ("EM") countries in Latin America detracted from relative performance, as yields rose.

• Exposure to select EM currencies in Latin America detracted from relative performance, as select EM currencies depreciated relative to the U.S. dollar.

• Long exposure to the front end of the yield curve in Canada during the first quarter of the year detracted from relative performance, as yields rose and were lower relative to the U.S.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,271	$10,210
2/28/2015	$10,195	$10,114
3/31/2015	$10,219	$10,161
4/30/2015	$10,166	$10,124
5/31/2015	$10,133	$10,100
6/30/2015	$10,032	$9,990
7/31/2015	$10,149	$10,059
8/31/2015	$10,072	$10,045
9/30/2015	$10,028	$10,113
10/31/2015	$10,111	$10,114
11/30/2015	$10,098	$10,088
12/31/2015	$10,058	$10,055
1/31/2016	$10,161	$10,193
2/29/2016	$10,123	$10,266
3/31/2016	$10,258	$10,360
4/30/2016	$10,314	$10,400
5/31/2016	$10,337	$10,402
6/30/2016	$10,485	$10,589
7/31/2016	$10,595	$10,656
8/31/2016	$10,577	$10,644
9/30/2016	$10,609	$10,638
10/31/2016	$10,547	$10,556
11/30/2016	$10,285	$10,307
12/31/2016	$10,343	$10,321
1/31/2017	$10,415	$10,341
2/28/2017	$10,500	$10,411
3/31/2017	$10,505	$10,405
4/30/2017	$10,592	$10,486
5/31/2017	$10,681	$10,567
6/30/2017	$10,692	$10,556
7/31/2017	$10,759	$10,601
8/31/2017	$10,898	$10,696
9/30/2017	$10,859	$10,645
10/31/2017	$10,839	$10,652
11/30/2017	$10,809	$10,638
12/31/2017	$10,867	$10,687
1/31/2018	$10,767	$10,564
2/28/2018	$10,695	$10,464
3/31/2018	$10,737	$10,531
4/30/2018	$10,649	$10,452
5/31/2018	$10,684	$10,527
6/30/2018	$10,689	$10,514
7/31/2018	$10,714	$10,516
8/31/2018	$10,760	$10,584
9/30/2018	$10,704	$10,516
10/31/2018	$10,667	$10,433
11/30/2018	$10,696	$10,495
12/31/2018	$10,826	$10,688
1/31/2019	$10,978	$10,801
2/28/2019	$10,996	$10,795
3/31/2019	$11,150	$11,003
4/30/2019	$11,171	$11,005
5/31/2019	$11,373	$11,201
6/30/2019	$11,500	$11,341
7/31/2019	$11,499	$11,366
8/31/2019	$11,813	$11,661
9/30/2019	$11,767	$11,599
10/31/2019	$11,805	$11,634
11/30/2019	$11,770	$11,628
12/31/2019	$11,748	$11,620
1/31/2020	$12,031	$11,843
2/29/2020	$12,195	$12,056
3/31/2020	$11,967	$11,985
4/30/2020	$12,218	$12,198
5/31/2020	$12,337	$12,255
6/30/2020	$12,478	$12,332
7/31/2020	$12,654	$12,517
8/31/2020	$12,630	$12,416
9/30/2020	$12,640	$12,409
10/31/2020	$12,586	$12,353
11/30/2020	$12,738	$12,475
12/31/2020	$12,783	$12,492
1/31/2021	$12,725	$12,402
2/28/2021	$12,545	$12,223
3/31/2021	$12,388	$12,071
4/30/2021	$12,498	$12,166
5/31/2021	$12,538	$12,206
6/30/2021	$12,639	$12,291
7/31/2021	$12,765	$12,429
8/31/2021	$12,748	$12,405
9/30/2021	$12,652	$12,298
10/31/2021	$12,616	$12,294
11/30/2021	$12,639	$12,331
12/31/2021	$12,640	$12,299
1/31/2022	$12,404	$12,034
2/28/2022	$12,272	$11,900
3/31/2022	$11,869	$11,569
4/30/2022	$11,398	$11,130
5/31/2022	$11,445	$11,202
6/30/2022	$11,185	$11,026
7/31/2022	$11,437	$11,296
8/31/2022	$11,153	$10,977
9/30/2022	$10,655	$10,502
10/31/2022	$10,467	$10,366
11/30/2022	$10,856	$10,748
12/31/2022	$10,849	$10,699
1/31/2023	$11,216	$11,028
2/28/2023	$10,933	$10,743
3/31/2023	$11,140	$11,016
4/30/2023	$11,208	$11,083
5/31/2023	$11,109	$10,962
6/30/2023	$11,073	$10,923
7/31/2023	$11,116	$10,915
8/31/2023	$11,040	$10,846
9/30/2023	$10,766	$10,570
10/31/2023	$10,577	$10,403
11/30/2023	$11,075	$10,874
12/31/2023	$11,509	$11,291
1/31/2024	$11,530	$11,260
2/29/2024	$11,390	$11,101
3/31/2024	$11,506	$11,203
4/30/2024	$11,242	$10,920
5/31/2024	$11,453	$11,105
6/30/2024	$11,556	$11,210
7/31/2024	$11,843	$11,472
8/31/2024	$11,990	$11,637
9/30/2024	$12,158	$11,793
10/31/2024	$11,851	$11,500
11/30/2024	$11,998	$11,622
12/31/2024	$11,819	$11,432

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.69%	0.12%	1.69%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,467,679,000
Holdings Count | Holding	1,512
Advisory Fees Paid, Amount	$ 11,336,000
InvestmentCompanyPortfolioTurnover	613.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,467,679
# of Portfolio Holdings	1,512
Portfolio Turnover Rate	613%
Total Net Advisory Fees Paid During the Reporting Period	$11,336
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.3%
Corporate Bonds & Notes	37.2%
U.S. Treasury Obligations	17.5%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	9.9%
Sovereign Issues	4.3%
Municipal Bonds & Notes	0.8%
Preferred Securities	0.3%
Loan Participations and Assignments	0.3%
Common Stocks	0.1%
Short-Term Instruments	2.2%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(37.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]